As filed with the Securities and Exchange Commission on October 22, 2002

                                                     1933 Act File No. 333-97921
                                                     1940 Act File No. 811-10223
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-2
                        (Check appropriate box or boxes)

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]  Pre-Effective Amendment No. 2
[ ]  Post-Effective Amendment No.
and
[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 6

                             ING Senior Income Fund
                      (formerly Pilgrim Senior Income Fund)
                  Exact Name of Registrant Specified in Charter

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (800) 992-0180
               Registrant's Telephone Number, Including Area Code

                              Kimberly A. Anderson
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
     Name and Address (Number, Street, State, Zip Code) of Agent for Service

                                 With copies to:

          Karen L. Anderberg, Esq.          Margaret A. Bancroft, Esq.
                 Dechert                             Dechert
            1775 Eye Street, NW                30 Rockefeller Plaza
            Washington, DC 20006                New York, NY 10112

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

It is proposed that this filing will become effective (check appropriate box)

[X]  when declared effective pursuant to Section 8(c)
[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)
[ ]  on (date) pursuant to paragraph (a)

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

============================================================================================
                                          PROPOSED MAXIMUM   PROPOSED MAXIMUM    AMOUNT OF
TITLE OF SECURITIES        AMOUNT BEING    OFFERING PRICE   AGGREGATE OFFERING  REGISTRATION
  BEING REGISTERED         REGISTERED(1)      PER SHARE           PRICE            FEE(2)
--------------------------------------------------------------------------------------------
Class B Common Shares of     101,617           $14.9971         $1,523,961        $140.23
Beneficial Interest, par
value $0.01 per share
============================================================================================

(1)  Being registered pursuant to this Registration Statement.
(2)  Previously paid.

                             ING Senior Income Fund
                            c/o ING Investments, LLC
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258


                                                             October [___], 2002


Dear Shareholder:

     Due to an administrative oversight, ING Senior Income Fund Class B shares sold during the period of April 25, 2002 to June 28, 2002 were not registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended.

     Consistent with industry practice, we are offering to repurchase the unregistered Class B shares sold during this period in a rescission offer. You may elect to sell any unregistered shares back to the Fund on the terms described, in detail, in the enclosed materials. Please read these materials carefully. You should consider whether it is to your advantage to participate in this rescission offer, which is open until December 2, 2002. If you wish to accept the offer after reading the materials, complete the enclosed form and return it to the Fund at the following address: ING Senior Income Fund, c/o DST Systems, Inc., P.O. Box 219368, Kansas City, Missouri 64121 or, if via overnight delivery, 816 Wyandotte, Kansas City, Missouri 64105. Your reply to the Fund must be received no later than December 2, 2002.

     If you wish to retain your shares, you should not respond to this offer; registration of your shares will then occur automatically.

     The Fund's registration as an investment company under the Investment Company Act of 1940 was not affected by this administrative oversight. No loss to you or the Fund has occurred or will occur as a result of this oversight or the rescission offer. Please see "Description of Rescission Offer" on the following pages for more details.

     If you have any questions, please call your financial advisor firm representative or ING Investments, LLC at 1-800-992-0180 (Option #2). Please note that ING Investments, LLC cannot provide investment advice or advise you on whether or not accepting the rescission offer is in your best interest.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer
ING Senior Income Fund

                         DESCRIPTION OF RESCISSION OFFER
                             ING SENIOR INCOME FUND

     ING Senior Income Fund (the "Fund"), upon the terms and conditions set forth in this Prospectus, is offering to rescind the sales of those Class B common shares of beneficial interest, $0.01 par value per share (the "Shares"), sold by the Fund during the period of April 25, 2002 to June 28, 2002 (the "Rescission Period").


     The Fund is offering to repurchase the Shares at a value computed according to a specified formula. The computed value for the repurchase of the Shares is the consideration paid for such Shares, plus imputed interest at an annual rate (the "Interest Rate") from the date of purchase, less any distributions declared and paid or payable with respect to such Shares (the "Rescission Offer"). The Interest Rate shall be the One-year Constant Maturity Treasury Yield published by the Board of Governors of the Federal Reserve System. The Interest Rate will be determined on the Expiration Date. Consideration paid for the Shares is the net asset value ("NAV") of the shares on the date of purchase. There will likely be tax consequences if you elect to accept the Rescission Offer (see below). If you own your shares through an ING prototype retirement account and you accept the Rescission Offer, the proceeds will be invested in the ING Money Market Fund. Money market funds, such as ING Money Market Fund, may not be appropriate for long-term investment. If you own your Shares through a different retirement account and you accept the Rescission Offer, the proceeds will be sent to the retirement account trustee.


     THE RESCISSION OFFER WILL EXPIRE AT 11:59 P.M. EASTERN TIME, ON DECEMBER 2, 2002 UNLESS EXTENDED BY THE FUND ("EXPIRATION DATE").


     The Rescission Offer applies only to Class B Shares sold by the Fund during the Rescission Period. If additional shares were issued by the Fund pursuant to the reinvestment of dividends paid on Class B Shares sold during the Rescission Period, such shares also will be rescinded if you accept the Rescission Offer. The NAV on October 7, 2002 was $14.59 for Class B shares. During the Rescission Period, the NAV ranged from $15.07 on April 30, 2002 to $14.59 on October 7, 2002.


     YOU ARE NOT REQUIRED TO ACCEPT THE RESCISSION OFFER. IF YOU DO NOT RESPOND TO THE RESCISSION OFFER BY THE EXPIRATION DATE, YOU WILL BE DEEMED BY THE FUND TO HAVE DECLINED THE RESCISSION OFFER AND UNREGISTERED SHARES HELD BY YOU WILL AUTOMATICALLY BE DEEMED TO BE REGISTERED SHARES UNDER THE SECURITIES ACT OF 1933, AS AMENDED, EFFECTIVE AS OF THE DATE OF THIS PROSPECTUS, WITHOUT ANY FURTHER ACTION ON YOUR PART.

This document, together with Appendix I hereto and the attached prospectus for the Fund dated July 1, 2002 (collectively, the "Prospectus"), are designed to provide you with information you should know before determining whether to accept or reject the Rescission Offer. A Statement of Additional Information for the Fund dated July 1, 2002 is incorporated into this document by reference. The Fund's Statement of Additional information is available without charge from the

Fund's principal underwriter, ING Funds Distributor, LLC, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258 (telephone 1-800-992-0180).

     The Fund has  filed  with  the  Securities  and  Exchange  Commission  (the
"Commission") a Registration Statement on Form N-2 (together with all amendments, schedules and exhibits, referred to as the "Registration Statement") under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, relating to the Rescission Offer. As permitted by the rules and regulations of the Commission, this Prospectus does not contain all of the information set forth in the Registration Statement, of which this Prospectus (and the Statement of Additional Information) is a part. The Registration Statement, including the exhibits and schedules thereto, may be inspected, without charge, at the public reference facilities of the Commission, and copies may be obtained therefrom upon payment of the Commission's customary charges.


--------------------------------------------------------------------------------
THE  COMMISSION  HAS NOT  APPROVED  OR  DISAPPROVED  ANY SHARES  OFFERED IN THIS
PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                The date of this Prospectus is ___________, 2002.

Background and Reasons for the Rescission Offer


     The Securities Act requires that the sales of Shares of the Fund be registered under the Securities Act. During the Rescission Period, 101,617 Shares were sold without registration under the Securities Act due to an inadvertent administrative error in calculating the number of registered Shares available for sale (the "Unregistered Shares").

     If the sale of Unregistered Shares during the Rescission Period violated the registration provisions of the Securities Act, purchasers of Shares during the Rescission Period may have the right to have their purchases rescinded by the Fund. This Rescission Offer is made to register the Shares of the Fund with the Commission.


     The Fund's Board of Trustees has also approved the Rescission Offer in order to limit any contingent liability the Fund may have as a result of possible noncompliance with applicable registration requirements in connection with the sale of the Shares described above. For purposes of the federal securities laws, non-acceptance of the Rescission Offer may not terminate a Rescission Offeree's right to bring a civil action against the Fund before expiration of the applicable statute of limitations for failure to register the Unregistered Shares under the Securities Act. The statute of limitations under the Securities Act for enforcement of such rights by a shareholder is one year after the date of the sale of Unregistered Shares sold in violation of the federal registration requirements, but in no event later than three years after the Unregistered Shares were offered to the shareholders. The Fund intends to assert, among other defenses, in any litigation initiated by a Rescission

Offeree who does not accept the Rescission Offer, that such Rescission Offeree is estopped or otherwise precluded from asserting such claims.

Amount and Source of Funds

     The actual cost to the Fund of the Rescission Offer cannot be determined at this time because the number of Shares which will be repurchased by the Fund will depend on the number of Shares tendered for rescission by Rescission Offerees.


     On October 7, 2002, the NAV for Class B shares was $14.59. From the initial date of the Rescission Period through October 7, 2002, the annualized rate of distributions declared (the "Distribution Rate") on Class B shares was 4.22%, which exceeds the annualized Interest Rate payable pursuant to the Rescission Offer, which would have been 1.59%, for Class B shares, if October 7, 2002 was the date used to determine the Interest Rates rather than the Expiration Date. These rates are provided for reference only and are not necessarily the rates that will be used to determine the amount of Rescission Offer proceeds on the Expiration Date.


     The Fund cannot currently predict the NAV per Share, the Interest Rates or the Distribution Rates prior to and on the Expiration Date. It would likely be in the economic interest of a Rescission Offeree to accept the Rescission Offer if the per Share amount payable by the Fund pursuant to the Rescission Offer is greater than the NAV per Share on the Expiration Date. Between the date of this Prospectus and the Expiration Date, the current NAV per Share of the Fund may be obtained by calling an ING shareholder representative at 1-800-992-0180 or by checking our website at www.ingfunds.com.


     ING Investments, LLC ("ING"), the Fund's investment manager, has agreed to pay all costs associated with the Rescission Offer (i.e., legal and accounting expenses and printing and mailing expenses) and any loss to the Fund resulting from the Rescission Offer.


How to Accept or Decline the Rescission Offer

     Acceptance of the Rescission Offer is optional if you purchased Shares covered by the Rescission Offer. YOU ARE NOT REQUIRED TO ACCEPT THE RESCISSION OFFER. IF YOU DO NOT RESPOND TO THE RESCISSION OFFER BY THE EXPIRATION DATE, YOU WILL BE DEEMED BY THE FUND TO HAVE DECLINED THE RESCISSION OFFER AND UNREGISTERED SHARES HELD BY YOU WILL AUTOMATICALLY BE DEEMED TO BE REGISTERED SHARES UNDER THE SECURITIES ACT EFFECTIVE AS OF THE DATE OF THIS PROSPECTUS, WITHOUT ANY FURTHER ACTION ON YOUR PART.

     If you elect to accept the Rescission Offer, you must detach and complete the enclosed "Acceptance of Rescission Offer" form and return it to the Fund, c/o DST Systems Inc., P.O. Box 219368 Kansas City, Missouri 64121 or, if via overnight delivery, 816 Wyandotte, Kansas City, Missouri 64105 as soon as practicable after the date of receipt of this Prospectus so that it is received no later than the Expiration Date. The Fund will not accept or honor any forms received after the Expiration Date. You may withdraw your acceptance of the Rescission Offer by written notice satisfactory to the Fund at the address shown on the Acceptance of Rescission Offer Form at any time prior to the Expiration Date.

     IF YOU DO NOT NOTIFY THE FUND IN WRITING OF YOUR ACCEPTANCE OF THE RESCISSION OFFER ON OR PRIOR TO THE EXPIRATION DATE, YOU WILL BE DEEMED TO HAVE REJECTED THE RESCISSION OFFER. HOWEVER, SUCH REJECTION MAY NOT TERMINATE YOUR ACTUAL LEGAL RIGHTS.

Tax Consequences


     Although the tax consequences of the Rescission Offer are not certain, if a shareholder tenders Shares under the Rescission Offer, the Fund intends to treat the transaction as a cancellation of the original purchase of the Shares, as of the date of such original purchase. As a result, a tendering shareholder will be treated for tax purposes as receiving a non-taxable refund of his original purchase price, along with the amount of interest payable under the Rescission Offer. The interest will be taxable as ordinary income to shareholder accounts which are otherwise subject to tax. The amount of interest paid will be reported to the Internal Revenue Service and tendering shareholders on Form 1099 INT.

     If dividends previously declared on Shares being tendered under the Rescission Offer were reinvested in additional shares, then such dividends and shares will also be cancelled. Under this treatment, no taxable income will result from such prior dividends. If a tendering shareholder actually received prior dividend distributions in cash (instead of reinvesting them in the Fund), then the dividends will also be cancelled and the payment will be treated as if the shareholder had already received a non-taxable partial refund of their purchase price. (Dividend distributions previously paid in cash to a tendering shareholder will also be applied to reduce the remaining amount payable to the shareholder under the Rescission Offer.)

     Shareholders who previously redeemed some or all of their Shares may also be able receive a payment under the Rescission Offer if the total return on the redeemed Shares was less than the amount payable pursuant to the formula under the Rescission Offer. In such a case, the shareholder will have to report any dividends and any gain or loss on the redeemed shares to the Internal Revenue Service. Any additional payment under the Rescission Offer would be likely reported as interest income.

     If the holder of Shares is an IRA or other retirement or benefit plan account, then any income which would otherwise result from a tender of Shares under the Rescission Offer will not be taxed until there are distributions from the retirement account.


     This transaction may have additional tax implications for you that may depend on your own situation. You should consult with your tax advisor with respect to the tax treatment of the Rescission Offer.

                         RESCISSION OFFEREE'S ACCEPTANCE
                               OF RESCISSION OFFER

YOU MAY ELECT TO ACCEPT OR REJECT THE RESCISSION OFFER. IF YOU WISH TO REJECT THE RESCISSION OFFER, DO NOT COMPLETE OR RETURN THIS FORM. YOU DO NOT HAVE TO DO ANYTHING TO REJECT THE RESCISSION OFFER. IF YOU DO NOTHING, UNREGISTERED SHARES (AS DEFINED HEREIN) HELD BY YOU WILL AUTOMATICALLY BE DEEMED TO BE REGISTERED SHARES UNDER THE SECURITIES ACT OF 1933, AS AMENDED, EFFECTIVE AS OF THE DATE OF THIS PROSPECTUS, WITHOUT ANY FURTHER ACTION ON YOUR PART.

IF YOU WISH TO ACCEPT THE RESCISSION OFFER, PLEASE COMPLETE, SIGN AND RETURN THIS FORM BY FOLLOWING THE INSTRUCTIONS CONTAINED IN THE APPENDIX TO THE ENCLOSED RESCISSION OFFER PROSPECTUS.

ING Senior Income Fund
c/o DST Systems, Inc.
P.O. Box 219368 Kansas City, Missouri 64121
  - or if via overnight delivery -
816 Wyandotte
Kansas City, Missouri 64105


Ladies and Gentlemen:

I acknowledge receipt of the Description of Rescission Offer and the Prospectus dated July 1, 2002, of ING Senior Income Fund (the "Fund") (collectively with the Appendix, the "Prospectus"), pursuant to which the Fund offers, upon the terms and conditions set forth in this Prospectus, to rescind sales (the "Rescission Offer") of Class B common shares of beneficial interest of the Fund sold during the period of April 25, 2002 to June 28, 2002 (the "Unregistered Shares").

I hereby accept, on the terms set forth in this Prospectus, the Rescission Offer for the Shares described on the back of this form, which I represent are Unregistered Shares. I direct that all of the payment to be made for Shares surrendered herewith be made to me at the address of record on my account. I understand that in certain cases detailed in the instructions to this form, this form must be signature guaranteed. I understand that as a result of accepting the Rescission Offer, I will no longer hold the Shares tendered herewith for repurchase pursuant to the Rescission Offer and that the payment I receive may be less than the net asset value of the Shares.


THIS FORM SHOULD BE MAILED TO THE FUND AT THE ADDRESS ABOVE AS SOON AS PRACTICABLE, SO THAT IT IS RECEIVED NO LATER THAN THE EXPIRATION DATE OF THE RESCISSION OFFER, DECEMBER 2, 2002 (THE "EXPIRATION DATE") UNLESS EXTENDED BY THE FUND.

ING Senior Income Fund       - or if via overnight delivery-               ING Senior Income Fund
c/o DST Systems, Inc.          816 Wyandotte                     Rescission Offer Acceptance Form
P.O. Box 219368                Kansas City, Missouri 64105
Kansas City, Missouri 64121    1-800-992-0180
                                                               Client Account Number ____________
                                                               Fund Account Number ______________

Unregistered Shares

IF YOU DO NOT WISH TO  RESCIND  YOUR  SHARES,  YOU DO NOT NEED TO SEND THIS FORM
BACK.

If you wish to accept the rescission offer, please complete the following, as applicable. If you accept the rescission offer, a check will be mailed to the address of record on your account. However, if your Shares are held in an ING prototype retirement account, the proceeds will be invested in an identically registered ING Money Market Fund account. If additional shares of the Fund were issued to you pursuant to the reinvestment of dividends paid on Class B Shares sold during the Rescission Period, such shares also will be rescinded automatically if you accept the Rescission Offer.

___  I hereby tender all Unregistered Shares held by me.

                                       OR

___ I hereby tender only the Unregistered Shares that were purchased by me in the following amounts on the following dates:

              Purchase Date                        Number of Shares
              -------------                        ----------------
          ______________________                ________________, 2002
          ______________________                ________________, 2002
          ______________________                ________________, 2002

I certify, under penalties of perjury, that:

(1) the Social Security number or taxpayer ID number I provided below is correct.
(2)  I am not subject to backup withholding because (circle A, B or C, if true)

     A.   I am exempt from backup withholding;
     B. I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends; or
     C. The IRS has notified me that I am no longer subject to backup withholding.

(3)  I am a U.S. person (including a U.S. resident alien).


-------------------------------------------------    ---------------------------
Social Security or Taxpayer Identification Number    Date
(associated with the account)

-------------------------------------------------    ---------------------------
Signature of Account Owner                           Signature of Account Owner
                                                     (if joint account)

-------------------------------------------------
Account Owner Phone Number

Signature Guarantee: (required for amounts greater than $100,000)
We guarantee the signatures on this form and the legal capacity of the signers.


-------------------------------------------------
Signature guarantee

Please  note  that  trust  or   corporate   accounts   may  require   additional
documentation.

                                   APPENDIX I

                                  INSTRUCTIONS

1. Guarantee of Signatures. Signatures on the Acceptance of Rescission Offer Form need not be guaranteed unless an instrument of transfer is required as described in Instruction 3 below or the proceeds of the Rescission Offer will exceed $100,000 and you choose to receive a check for the proceeds.
     Signature guarantees may be obtained from a bank, a member firm of a national stock exchange or another eligible guarantor institution. Please contact your financial advisor firm representative or ING Investments, LLC at 1-800-992-0180 for more information on signature guarantees and how to obtain them.

2. Delivery of Acceptance of Rescission Offer Forms; Withdrawal. To accept the Rescission Offer, you must properly complete and duly execute and mail or deliver this Acceptance of Rescission Offer Form, together with certificate(s), if any, representing Shares to be surrendered in acceptance of the Rescission Offer, and with any other required documents, to the Fund at the address set forth on the Form. IN ORDER TO ACCEPT THE RESCISSION OFFER, ALL MATERIALS MUST BE RECEIVED BY THE FUND NO LATER THAN DECEMBER 2, 2002 ("EXPIRATION DATE").

     The Fund reserves the absolute right to reject any and all surrenders of Shares and Acceptance of Rescission Offer Forms (i) that are not in proper form or otherwise not valid or (ii) the acceptance of which would be, in the opinion of the Fund's counsel, unlawful. The Fund's interpretation of the terms and conditions of the Rescission Offer, this Acceptance of Rescission Offer Form and the Instructions hereto will be final and binding. The Fund reserves the absolute right to waive any defect or irregularity in the surrender of Shares or Acceptance of Rescission Offer Forms.

     Acceptance of the Rescission Offer may be withdrawn by a Rescission Offeree by written notice satisfactory to the Fund delivered to the address shown on this Acceptance of Rescission Form at any time prior to the Expiration Date.

3. Signatures on the Rescission Offer Acceptance Form. This Acceptance of Rescission Offer Form is to be completed and signed by each Rescission Offeree that desires to accept the Rescission Offer. If Shares surrendered hereby are owned of record by two or more joint owners, all such owners must sign this Acceptance of Rescission Offer Form. If any such Shares are registered in different names, it will be necessary to complete, sign and submit as many separate Acceptance of Rescission Offer Forms as there are different registrations. Except as provided below, signatures must correspond exactly with the names as registered (including as written on the face of any certificate surrendered).

     If a person other than the registered owner(s) surrenders shares for rescission, such instructions must be signed by the person surrendering such shares with his/her signature guaranteed as noted above. Additionally, such surrender instructions must be accompanied by the surrendering person's authority to act on behalf of the registered owner(s). In order to determine what is acceptable in terms of establishing the surrendering person's authority, please contact ING Investments, LLC at 1-800-992-0180.

     If surrendered shares are represented by a stock certificate(s), such stock certificate(s) must be surrendered as well.

4. Questions and Requests for Assistance or Additional Copies. Questions and requests for assistance may be directed to the Fund, c/o ING Investments, LLC, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258 or by calling 1-800-992-0180.

5. Form W-9 and Taxpayer Identification Number. Federal income tax law requires any Rescission Offeree accepting the Rescission Offer to provide the Fund with a correct Taxpayer Identification Number ("TIN") by completing the backup withholding information and certification on the Acceptance of Rescission Offer Form. In the case of a Rescission Offeree who is an individual, the TIN is his or her social security number. Failure to provide the Fund with a correct TIN may subject the Rescission Offeree to a penalty and to backup withholding at a rate of 30% on any payments made to the Rescission Offeree pursuant to the Rescission Offer. Certain shareholders (including, among others, most corporations and certain foreign persons) are exempt from backup withholding requirements. A shareholder should consult his or her tax adviser as to his or her qualification for exemption and the procedure for obtaining an exemption.

6. Delivery. The method of delivery of this Acceptance of Rescission Offer Form, any certificates for Shares, and all other required documents is at the election and risk of the holder and the delivery will be deemed made only when actually received by the Fund. If delivery is to be made by mail, it is recommended that it be sent with return receipt requested and properly insured.

     Delivery of this Acceptance of Rescission Offer Form to an address other than the Fund c/o DST Systems, Inc., P.O. Box 219368, Kansas City, Missouri 64121 or, if via overnight delivery, 816 Wyandotte, Kansas City, Missouri 64105 will not constitute a valid acceptance.

                             ING Senior Income Fund
                            c/o ING Investments, LLC
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258


                                                                October __, 2002


Dear Shareholder:

     Due to an administrative oversight, ING Senior Income Fund Class B shares sold during the period of April 25, 2002 to June 28, 2002 were not registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended.

     Consistent with industry practice, we are offering to repurchase the unregistered Class B shares sold during this period in a rescission offer. You may elect to sell any unregistered shares back to the Fund on the terms described, in detail, in the enclosed materials. Please read these materials carefully. You should consider whether it is to your advantage to participate in this rescission offer, which is open until December 2, 2002. If you wish to accept the offer after reading the materials, complete the enclosed form and return it to your broker in the envelope provided. Your reply must be received no later than December 2, 2002.

     If you wish to retain your shares, you should not respond to this offer; registration of your shares will then occur automatically.

     The Fund's registration as an investment company under the Investment Company Act of 1940 was not affected by this administrative oversight. No loss to you or the Fund has occurred or will occur as a result of this oversight or the rescission offer. Please see "Description of Rescission Offer" on the following pages for more details.

     If you have any questions, please call your financial advisor. Please note that ING Investments, LLC cannot provide investment advice or advise you on whether or not accepting the rescission offer is in your best interest.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer
ING Senior Income Fund

                         DESCRIPTION OF RESCISSION OFFER
                             ING SENIOR INCOME FUND

     ING Senior Income Fund (the "Fund"), upon the terms and conditions set forth in this Prospectus, is offering to rescind the sales of those Class B common shares of beneficial interest, $0.01 par value per share (the "Shares"), sold by the Fund during the period of April 25, 2002 to June 28, 2002 (the "Rescission Period").


     The Fund is offering to repurchase the Shares at a value computed according to a specified formula. The computed value for the repurchase of the Shares is the consideration paid for such Shares, plus imputed interest at an annual rate (the "Interest Rate") from the date of purchase, less any distributions declared and paid or payable with respect to such Shares (the "Rescission Offer"). The Interest Rate shall be the One-year Constant Maturity Treasury Yield published by the Board of Governors of the Federal Reserve System. The Interest Rate will be determined on the Expiration Date. Consideration paid for the Shares is the net asset value ("NAV") of the shares on the date of purchase. There will likely be tax consequences if you elect to accept the Rescission Offer (see below).


     THE RESCISSION OFFER WILL EXPIRE AT 11:59 P.M. EASTERN TIME, ON DECEMBER 2, 2002 UNLESS EXTENDED BY THE FUND ("EXPIRATION DATE").


     The Rescission Offer applies only to Class B Shares sold by the Fund during the Rescission Period. If additional shares were issued by the Fund pursuant to the reinvestment of dividends paid on Class B Shares sold during the Rescission Period, such shares also will be rescinded if you accept the Rescission Offer. The NAV on October 7, 2002 was $14.59 for Class B shares. During the Rescission Period, the NAV ranged from $15.07 on April 30, 2002 to $14.59 on October 7, 2002.


     YOU ARE NOT REQUIRED TO ACCEPT THE RESCISSION OFFER. IF YOU DO NOT RESPOND TO THE RESCISSION OFFER BY THE EXPIRATION DATE, YOU WILL BE DEEMED BY THE FUND TO HAVE DECLINED THE RESCISSION OFFER AND UNREGISTERED SHARES HELD BY YOU WILL AUTOMATICALLY BE DEEMED TO BE REGISTERED SHARES UNDER THE SECURITIES ACT OF 1933, AS AMENDED, EFFECTIVE AS OF THE DATE OF THIS PROSPECTUS, WITHOUT ANY FURTHER ACTION ON YOUR PART.

This document, together with Appendix I hereto and the attached prospectus for the Fund dated July 1, 2002 (collectively, the "Prospectus"), are designed to provide you with information you should know before determining whether to accept or reject the Rescission Offer. A Statement of Additional Information for the Fund dated July 1, 2002 is incorporated into this document by reference. The Fund's Statement of Additional information is available without charge from the Fund's principal underwriter, ING Funds Distributor, LLC, 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258 (telephone 1-800-992-0180).

     The Fund has  filed  with  the  Securities  and  Exchange  Commission  (the
"Commission") a Registration Statement on Form N-2 (together with all amendments, schedules and exhibits, referred to as the "Registration Statement") under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, relating to the Rescission Offer. As permitted by the rules and regulations of the Commission, this Prospectus does not contain all of the information set forth in the Registration Statement, of which this Prospectus (and the Statement of Additional Information) is a part. The Registration Statement, including the exhibits and schedules thereto, may be inspected, without charge, at the public reference facilities of the Commission, and copies may be obtained therefrom upon payment of the Commission's customary charges.


--------------------------------------------------------------------------------
THE  COMMISSION  HAS NOT  APPROVED  OR  DISAPPROVED  ANY SHARES  OFFERED IN THIS
PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                The date of this Prospectus is ___________, 2002.

Background and Reasons for the Rescission Offer


     The Securities Act requires that the sales of Shares of the Fund be registered under the Securities Act. During the Rescission Period, 101,617 Shares were sold without registration under the Securities Act due to an inadvertent administrative error in calculating the number of registered Shares available for sale (the "Unregistered Shares").

     If the sale of Unregistered Shares during the Rescission Period violated the registration provisions of the Securities Act, purchasers of Shares during the Rescission Period may have the right to have their purchases rescinded by the Fund. This Rescission Offer is made to register the Shares of the Fund with the Commission.


     The Fund's Board of Trustees has also approved the Rescission Offer in order to limit any contingent liability the Fund may have as a result of possible noncompliance with applicable registration requirements in connection with the sale of the Shares described above. For purposes of the federal securities laws, non-acceptance of the Rescission Offer may not terminate a Rescission Offeree's right to bring a civil action against the Fund before expiration of the applicable statute of limitations for failure to register the Unregistered Shares under the Securities Act. The statute of limitations under the Securities Act for enforcement of such rights by a shareholder is one year after the date of the sale of Unregistered Shares sold in violation of the federal registration requirements, but in no event later than three years after the Unregistered Shares were offered to the shareholders. The Fund intends to assert, among other defenses, in any litigation initiated by a Rescission Offeree who does not accept the Rescission Offer, that such Rescission Offeree is estopped or otherwise precluded from asserting such claims.

Amount and Source of Funds

     The actual cost to the Fund of the Rescission Offer cannot be determined at this time because the number of Shares which will be repurchased by the Fund will depend on the number of Shares tendered for rescission by Rescission Offerees.


     On October 7, 2002, the NAV for Class B shares was $14.59. From the initial date of the Rescission Period through October 7, 2002, the annualized rate of distributions declared (the "Distribution Rate") on Class B shares was 4.22%, which exceeds the annualized Interest Rate payable pursuant to the Rescission Offer, which would have been 1.59% for Class B shares, if October 7, 2002 was the date used to determine the Interest Rates rather than the Expiration Date. These rates are provided for reference only and are not necessarily the rates that will be used to determine the amount of Rescission Offer proceeds on the Expiration Date.


     The Fund cannot currently predict the NAV per Share, the Interest Rates or the Distribution Rates prior to and on the Expiration Date. It would likely be in the economic interest of a Rescission Offeree to accept the Rescission Offer if the per Share amount payable by the Fund pursuant to the Rescission Offer is greater than the NAV per Share on the Expiration Date. Between the date of this Prospectus and the Expiration Date, the current NAV per Share of the Fund may be obtained by calling an ING shareholder representative at 1-800-992-0180 or by checking our website at www.ingfunds.com.


     ING Investments, LLC ("ING"), the Fund's investment manager, has agreed to pay all costs associated with the Rescission Offer (i.e., legal and accounting expenses and printing and mailing expenses) and any loss to the Fund resulting from the Rescission Offer.


How to Accept or Decline the Rescission Offer

     Acceptance of the Rescission Offer is optional if you purchased Shares covered by the Rescission Offer. YOU ARE NOT REQUIRED TO ACCEPT THE RESCISSION OFFER. IF YOU DO NOT RESPOND TO THE RESCISSION OFFER BY THE EXPIRATION DATE, YOU WILL BE DEEMED BY THE FUND TO HAVE DECLINED THE RESCISSION OFFER AND UNREGISTERED SHARES HELD BY YOU WILL AUTOMATICALLY BE DEEMED TO BE REGISTERED SHARES UNDER THE SECURITIES ACT EFFECTIVE AS OF THE DATE OF THIS PROSPECTUS, WITHOUT ANY FURTHER ACTION ON YOUR PART.

     If you elect to accept the Rescission Offer, you must detach and complete the enclosed "Acceptance of Rescission Offer" form and return it to your broker in the envelope provided as soon as practicable after the date of receipt of this Prospectus so that it is received no later than the Expiration Date. Forms received after the expiration date will not be honored. You may withdraw your acceptance of the Rescission Offer by written notice satisfactory to your brokerage firm at any time prior to the Expiration Date.

     IF YOU DO NOT NOTIFY THE FUND IN WRITING OF YOUR ACCEPTANCE OF THE RESCISSION OFFER ON OR PRIOR TO THE EXPIRATION DATE, YOU WILL BE DEEMED TO HAVE REJECTED THE RESCISSION OFFER. HOWEVER, SUCH REJECTION MAY NOT TERMINATE YOUR ACTUAL LEGAL RIGHTS.

Tax Consequences


     Although the tax consequences of the Rescission Offer are not certain, if a shareholder tenders Shares under the Rescission Offer, the Fund intends to treat the transaction as a cancellation of the original purchase of the Shares, as of the date of such original purchase. As a result, a tendering shareholder will be treated for tax purposes as receiving a non-taxable refund of his original purchase price, along with the amount of interest payable under the Rescission Offer. The interest will be taxable as ordinary income to shareholder accounts which are otherwise subject to tax. The amount of interest paid will be reported to the Internal Revenue Service and tendering shareholders on Form 1099 INT.

     If dividends previously declared on Shares being tendered under the Rescission Offer were reinvested in additional shares, then such dividends and shares will also be cancelled. Under this treatment, no taxable income will result from such prior dividends. If a tendering shareholder actually received prior dividend distributions in cash (instead of reinvesting them in the Fund), then the dividends will also be cancelled and the payment will be treated as if the shareholder had already received a non-taxable partial refund of their purchase price. (Dividend distributions previously paid in cash to a tendering shareholder will also be applied to reduce the remaining amount payable to the shareholder under the Rescission Offer.)

     Shareholders who previously redeemed some or all of their Shares may also be able receive a payment under the Rescission Offer if the total return on the redeemed Shares was less than the amount payable pursuant to the formula under the Rescission Offer. In such a case, the shareholder will have to report any dividends and any gain or loss on the redeemed Shares to the Internal Revenue Service. Any additional payment under the Rescission Offer would be likely reported as interest income.

     If the holder of Shares is an IRA or other retirement or benefit plan account, then any income which would otherwise result from a tender of Shares under the Rescission Offer will not be taxed until there are distributions from the retirement account.


     This transaction may have additional tax implications for you that may depend on your own situation. You should consult with your tax advisor with respect to the tax treatment of the Rescission Offer.

                         RESCISSION OFFEREE'S ACCEPTANCE
                               OF RESCISSION OFFER


YOU MAY ELECT TO ACCEPT OR REJECT THE RESCISSION OFFER. IF YOU WISH TO REJECT THE RESCISSION OFFER, DO NOT COMPLETE OR RETURN THIS FORM. YOU DO NOT HAVE TO DO ANYTHING TO REJECT THE RESCISSION OFFER. IF YOU DO NOTHING, UNREGISTERED SHARES (AS DEFINED HEREIN) HELD BY YOU WILL AUTOMATICALLY BE DEEMED TO BE REGISTERED SHARES UNDER THE SECURITIES ACT OF 1933, AS AMENDED, EFFECTIVE AS OF THE DATE OF THIS PROSPECTUS, WITHOUT ANY FURTHER ACTION ON YOUR PART.

IF YOU WISH TO ACCEPT THE RESCISSION OFFER, PLEASE COMPLETE, SIGN AND RETURN THIS FORM BY FOLLOWING THE INSTRUCTIONS CONTAINED IN THE APPENDIX TO THE ENCLOSED RESCISSION OFFER PROSPECTUS.

Ladies and Gentlemen:

I acknowledge receipt of the Description of Rescission Offer and the Prospectus dated July 1, 2002, of ING Senior Income Fund (the "Fund") (collectively with the Appendix, the "Prospectus"), pursuant to which the Fund offers, upon the terms and conditions set forth in this Prospectus, to rescind sales (the "Rescission Offer") of Class B common shares of beneficial interest of the Fund sold during the period of April 25, 2002 to June 28, 2002 (the "Unregistered Shares").

I hereby accept, on the terms set forth in this Prospectus, the Rescission Offer for the Shares described on the back of this form, which I represent are Unregistered Shares. I direct that all of the payment to be made for Shares surrendered herewith be made to me at the address of record on my account. I understand that as a result of accepting the Rescission Offer, I will no longer hold the Shares tendered herewith for repurchase pursuant to the Rescission Offer and that the payment I receive may be less than the net asset value of the Shares.


THIS FORM SHOULD BE MAILED TO YOUR BROKER IN THE ENVELOPE PROVIDED AS SOON AS PRACTICABLE, SO THAT IT IS RECEIVED NO LATER THAN THE EXPIRATION DATE OF THE RESCISSION OFFER, DECEMBER 2, 2002 (THE "EXPIRATION DATE") UNLESS EXTENDED BY THE FUND.

                                                          ING Senior Income Fund
ING Senior Income Fund                          Rescission Offer Acceptance Form
                                         Brokerage Account Number ______________

Unregistered Shares

IF YOU DO NOT WISH TO  RESCIND  YOUR  SHARES,  YOU DO NOT NEED TO SEND THIS FORM
BACK.

If you wish to accept the rescission offer, please complete the following, as applicable. If you accept the rescission offer, a check will be mailed to the address of record on your account. However, if your Shares are held in an ING prototype retirement account, the proceeds will be invested in an identically registered ING Money Market Fund account. If additional shares of the Fund were issued to you pursuant to the reinvestment of dividends paid on Class B Shares sold during the Rescission Period, such shares also will be rescinded automatically if you accept the Rescission Offer.

___  I hereby tender all Unregistered Shares held by me.

                                       OR

___ I hereby tender only the Unregistered Shares that were purchased by me in the following amounts on the following dates:

             Number of Shares                       Purchase Date
             ----------------                       -------------

          ______________________                ________________, 2002
          ______________________                ________________, 2002
          ______________________                ________________, 2002

I certify, under penalties of perjury, that:

(1) the Social Security number or taxpayer ID number I provided below is correct.
(2)  I am not subject to backup withholding because (circle A, B or C, if true)

          A.   I am exempt from backup withholding;
          B. I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends; or
          C. The IRS has notified me that I am no longer subject to backup withholding.

(3)  I am a U.S. person (including a U.S. resident alien).


-------------------------------------------------    ---------------------------
Social Security or Taxpayer Identification Number    Date
(associated with the account)

-------------------------------------------------    ---------------------------
Signature of Account Owner                           Signature of Account Owner
                                                     (if joint account)

-------------------------------------------------
Account Owner Phone Number

Please  note  that  trust  or   corporate   accounts   may  require   additional
documentation.

                                   APPENDIX I

                                  INSTRUCTIONS

1. Delivery of Acceptance of Rescission Offer Forms; Withdrawal. To accept the Rescission Offer, you must properly complete and duly execute and mail or deliver this Acceptance of Rescission Offer Form, together with certificate(s), if any, representing Shares to be surrendered in acceptance of the Rescission Offer, and with any other required documents, to your brokerage firm in the envelope provided. IN ORDER TO ACCEPT THE RESCISSION OFFER, ALL MATERIALS MUST BE RECEIVED BY YOUR BROKER NO LATER THAN DECEMBER 2, 2002 ("EXPIRATION DATE").

     The Fund reserves the absolute right to reject any and all surrenders of Shares and Acceptance of Rescission Offer Forms (i) that are not in proper form or otherwise not valid or (ii) the acceptance of which would be, in the opinion of the Fund's counsel, unlawful. The Fund's interpretation of the terms and conditions of the Rescission Offer, this Acceptance of Rescission Offer Form and the Instructions hereto will be final and binding. The Fund reserves the absolute right to waive any defect or irregularity in the surrender of Shares or Acceptance of Rescission Offer Forms.

     Acceptance of the Rescission Offer may be withdrawn by a Rescission Offeree by written notice delivered to your brokerage firm at any time prior to the Expiration Date.

2. Signatures on the Rescission Offer Acceptance Form. This Acceptance of Rescission Offer Form is to be completed and signed by each Rescission Offeree that desires to accept the Rescission Offer. If Shares surrendered hereby are owned of record by two or more joint owners, all such owners must sign this Acceptance of Rescission Offer Form. If any such Shares are registered in different names, it will be necessary to complete, sign and submit as many separate Acceptance of Rescission Offer Forms as there are different registrations. Except as provided below, signatures must correspond exactly with the names as registered (including as written on the face of any certificate surrendered).

     If surrendered shares are represented by a stock certificate(s), such stock certificate(s) must be surrendered as well.

3. Questions and Requests for Assistance or Additional Copies. Please contact your Investment Professional.

4. Delivery. The method of delivery of this Acceptance of Rescission Offer Form, any certificates for Shares, and all other required documents is at the election and risk of the holder and the delivery will be deemed made only when actually received by your broker. If delivery is to be made by mail, it is recommended that it be sent with return receipt requested and properly insured.

     Delivery of this Acceptance of Rescission Offer Form to an address other than your brokerage firm will not constitute a valid acceptance.

PROSPECTUS


July 1, 2002                            ING SENIOR INCOME FUND

                                        Classes A, B, C and Q
                                        Common Shares


[PHOTO]


This Prospectus contains important information about investing in the ING Senior Income Fund (the Fund). You should read it carefully before you invest, and keep it for future reference.

The Fund has filed with the Securities and Exchange Commission (the SEC) a Statement of Additional Information dated July 1, 2002 (the SAI) containing additional information about the Fund. The SAI is incorporated by reference in its entirety into this Prospectus. You may obtain a free copy of the SAI by contacting the Fund at (800) 992-0180 or by writing to the Fund at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258. The Prospectus, SAI and other information about the Fund are available on the SEC's website (http://www.sec.gov).

Market fluctuations and general economic conditions can adversely affect the Fund. There is no guarantee that the Fund will achieve its investment objective. Investment in the Fund involves certain risks and special considerations, including risks associated with the Funds use of leverage. See "Risk Factors and Special Considerations" beginning on page 10.

Neither the SEC nor any state securities commission has approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                            [LION LOGO]
                                                             ING FUNDS
                                                    (formerly the Pilgrim Funds)

     This prospectus applies to the offering of Classes A, B, C and Q Common Shares, which are offered at the next determined net asset value ("NAV") per share. The minimum purchase amount is $1,000 for Class A, Class B and Class C Common Shares and $250,000 for Class Q Common Shares.

     The following table does not include Class A, Class B, Class C and Class Q Common Shares previously registered (see SEC File No. 333-54910) and unsold as of June 20, 2002.

                                         Price to Public(1)   Sales Load(2)   Proceeds to Fund(4)
                                         ------------------   -------------   -------------------
Per Class A Common Share ...........        $      14.93         $0.71%(3)       $      14.22
                               Total          29,860,000                           28,440,000
Per Class B Common Share ...........               14.93          None                  14.93
                               Total          22,395,000                           22,395,000
Per Class Q Common Share ...........               14.90          None                  14.90
                               Total           7,450,000                            7,450,000
                                            ------------         -----           ------------
                               Total        $ 59,705,000         $0.71           $ 58,285,000
                                            ============         =====           ============

----------
(1) The Common Shares are offered at a price equal to the next determined NAV per share. The NAVs per share of the Class A, Class B and Class Q Common Shares as of June 20, 2002, were $14.93, $14.93, and $14.90, respectively.
(2) Class A and Class B Common Shares are subject to early withdrawal charges. Class B Common Shares are subject to a distribution fee and a service fee, and Class A and Class Q Common Shares are subject to a service fee. ING Funds Distributor, Inc. pays a sales commission to authorized dealers from its own assets in connection with sales of Class B Common Shares.
(3)  Reduced for purchases of $50,000 and over.
(4) Assuming the sales of all Classes A, B and Q Common Shares registered hereby at the price per share indicated. Offering expenses of approximately $125,000 will be capitalized by the Fund and then amortized over 12 months.

     INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS AND SPECIAL CONSIDERATIONS, INCLUDING RISKS ASSOCIATED WITH THE FUND'S USE OF LEVERAGE. SEE "RISK FACTORS AND SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 10.

     The Fund is a continuously-offered, diversified, closed-end investment company. Because it is not anticipated that a secondary market will develop for the Fund's Common Shares, the Fund will normally make monthly repurchase offers for 5% of its outstanding Common Shares.

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------
[GRAPHIC] OBJECTIVE

[GRAPHIC] INVESTMENT STRATEGY


This Prospectus describes the Fund's objective, investment strategy and risks.


[GRAPHIC] RISKS


You'll also find:


[GRAPHIC] WHAT YOU PAY TO INVEST

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.


Introduction to the Fund                                                       1
Prospectus Summary                                                             2
Investment Objective and Policies                                              6
The Fund's Investments                                                         8
Risk Factors and Special Considerations                                       10
Borrowings by the Fund                                                        14
What You Pay To Invest -- Fund Expenses                                       15
Shareholder Guide                                                             18
How to Purchase Shares                                                        22
Repurchase Offers                                                             24
Investment Management and Other Services                                      26
Plan of Distribution                                                          28
Use of Proceeds                                                               28
Dividends and Distributions                                                   28
Description of the Fund                                                       29
Description of Capital Structure                                              31
Tax Matters                                                                   32
More Information                                                              33
Financial Highlights                                                          34
Statement of Additional Information
  Table of Contents                                                           35

                                      INTRODUCTION TO THE ING SENIOR INCOME FUND
--------------------------------------------------------------------------------


Risk is the potential that your investment will lose money or not earn as much as you hope. All funds have varying degrees of risk, depending upon the securities they invest in.

This Fund involves certain risks and special considerations, including risks associated with investing in below investment grade assets and risks associated with the Fund's use of borrowing and other leverage strategies. See "Risk Factors and Special Considerations" beginning on page 10.


Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the SAI for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Fund, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS. PLEASE READ IT CAREFULLY.

Who should invest in the Fund?

THE ING SENIOR INCOME FUND MAY SUIT YOU IF YOU:

*    are seeking regular monthly cash income and

* are willing to accept the risks associated with an investment in a leveraged portfolio of senior loans that are typically below investment grade credit quality and

* are a long-term investor that does not need ready access to principal invested

DESCRIPTION OF THE FUND

The Fund is a continuously-offered, diversified, closed-end investment company that seeks to provide long-term investors with a high level of monthly income. The Fund seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans, an investment typically not available directly to individual investors.

Since the senior loans in the Fund's portfolio typically are below investment grade credit quality and the portfolio will be leveraged, the Fund has speculative characteristics. As a result, the Fund cannot guarantee that it will achieve its investment objective. Because it is not anticipated that a secondary market will develop for the Fund's Common Shares, the Fund will normally make monthly repurchase offers for 5% of its outstanding Common Shares.

The Fund's investment manager is ING Investments, LLC.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                    Introduction to the Fund   1

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

The following summary is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

DESCRIPTION OF THE FUND

THE FUND The Fund is a continuously-offered, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is organized as a Delaware business trust.

INVESTMENT OBJECTIVE     To provide investors with a high level of monthly
                         income. There is no assurance that the Fund will achieve its investment objective.

INVESTMENT MANAGER       The Fund's Investment Manager is ING Investments, LLC
                         (ING Investments or the Investment Manager), an Arizona limited liability company, (formerly ING Pilgrim
                         Investments, LLC). The Investment Manager had assets under management of over $35.7 billion as of May 31, 2002.

                         The Investment Manager is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:ING) (ING Groep). ING Groep is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees.

                         The Investment Manager receives an annual fee, payable monthly, in a maximum amount equal to 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares) (Managed Assets). This definition includes the assets acquired through the Fund's use of leverage.

DISTRIBUTIONS            Dividends on Common Shares accrue and are declared
                         daily and are paid monthly. Dividends will be automatically reinvested in additional shares at net asset value (NAV) with no sales charge, unless a shareholder elects to receive distributions in cash.

PRIMARY INVESTMENT       The Fund seeks to achieve its investment objective by
STRATEGY                 investing under normal circumstances at least 80% of
                         its Managed Assets in higher yielding, U.S. dollar denominated, floating rate secured senior loans made only to borrowers that are corporations or other business entities organized under U.S. law or located in the U.S. (Senior Loans).

                         Senior Loans either hold the most senior position in the capital structure of the borrower or hold an equal ranking with other senior debt or have characteristics that the Investment Manager believes justify treatment as senior debt.

                         The Fund can also invest up to 20% of its total assets measured at the time of investment in other instruments, including unsecured loans, subordinated loans, corporate debt securities, loans to foreign borrowers, equities acquired in connection with investments in loans and other investment companies such as money market funds. See "Investment Objective and Policies" at page 6.

2   Prospectus Summary

                                                              PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


OTHER INVESTMENT         Loans in which the Fund invests typically have interest
STRATEGIES AND POLICIES  rates which reset at least quarterly and may reset as frequently as daily. The maximum duration of an interest rate reset on any loan in which the Fund can invest is one year. In order to achieve overall reset balance, the Fund will ordinarily maintain a dollar-weighted average time to next interest rate adjustment on its loans of 90 days or less.

                         Although the Fund has no restrictions on investment maturity, normally at least 80% of its portfolio will be invested in assets with remaining maturities of ten years or less.

                         To seek to increase the yield on the Common Shares, the Fund may engage in lending its portfolio securities. Such lending will be fully secured by investment grade collateral held by an independent agent.

                         When market conditions make it advisable, the Fund may hold a portion of its assets in cash and short-term interest bearing instruments. Moreover, in periods when, in the opinion of the Investment Manager, a temporary defensive position is appropriate, up to 100% of the Fund's assets may be held in cash or short-term interest bearing instruments. The Fund may not achieve its investment objective when pursuing a temporary defensive position.

                         The Fund can engage in executing repurchase and reverse repurchase agreements.

LEVERAGE To seek to increase the yield on the Common Shares, the Fund employs financial leverage by borrowing money and may also issue preferred shares. The timing and terms of leverage will be determined by the Fund's Board of Trustees in consultation with the Investment Manager. See "Risk Factors and Special Considerations -- Leverage" at page 11.

BORROWINGS               Under the 1940 Act, the Fund may borrow up to 33 1/3%
                         of its total assets (including the proceeds of the borrowings) less all liabilities other than borrowings.
                         The Fund's obligation to holders of its debt will be senior to its obligation to pay dividends on, or redeem or repurchase, Common Shares (and preferred shares, if any), or to pay holders of Common Shares (and preferred shares, if any) in the event of liquidation.

PREFERRED SHARES         The Fund is authorized to issue an unlimited number of
                         shares of a class of preferred stock in one or more series. The Fund's obligations to holders of any outstanding preferred shares will be senior to its obligation to pay dividends on, or redeem or repurchase, Common Shares, or to pay holders of Common
                         Shares in the event of liquidation. Under the 1940 Act, the amount of preferred shares cannot exceed 50% of the Fund's total assets (including the proceeds of the preferred shares and any borrowings).

                         The 1940 Act also requires that the holders of any preferred shares of the Fund, voting as a separate class, have the right to:

                              *    elect at least two trustees at all times

                              * elect a majority of the trustees at any time when dividends on any series of preferred shares are unpaid for two full years.

                         In each case, the holders of Common Shares voting separately as a class will elect the remaining trustees.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Prospectus Summary   3

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

DIVERSIFICATION          The Fund maintains a diversified investment portfolio,
                         a strategy which seeks to limit exposure to any one issuer or industry.

                         As a diversified investment company, the Fund may not make investments in any one issuer (other than the U.S. government) if, immediately after such purchase or acquisition, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would own more than 25% of any outstanding issue. The Fund will consider a borrower on a loan, including a loan participation, to be the issuer of that loan. This strategy is a fundamental policy that cannot be changed without shareholder approval. With respect to no more than 25% of its total assets, the Fund may make investments that are not subject to the foregoing restrictions.

                         In addition, a maximum of 25% of the Fund's total assets, measured at the time of investment, can be invested in any one industry. This strategy is also a fundamental policy that cannot be changed without shareholder approval.

CONTINUOUS OFFERING      The Fund continuously offers its Common Shares for
                         sale. Sales are made through selected broker-dealers and financial services firms which enter into agreements with ING Funds Distributor, Inc. (ING Funds
                         Distributor) the Fund's principal underwriter. Common
                         Shares are sold at a public offering price equal to their NAV per share. The Fund reserves the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted.

REPURCHASE OFFERS        To maintain a measure of liquidity, the Fund offers to
                         repurchase between 5% and 25% of its outstanding Common
                         Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval.
                         The Fund currently anticipates offerings to repurchase
                         5% of its outstanding Common Shares each month. The
                         Fund may not repurchase more than 25% in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. Applicable early withdrawal charges (EWC) will be imposed on repurchased Class A (for purchases of $1 million or more), Class B and Class C Common Shares.
                         See "Repurchase Offers" at page 24 for important information relating to the acceptance of Fund offers to repurchase Common Shares.

ADMINISTRATOR            The Fund's administrator is ING Funds Services, LLC
                         (the Administrator). The Administrator is an affiliate of the Investment Manager. The Administrator receives an annual fee, payable monthly, in a maximum amount equal to 0.10% of the Fund's Managed Assets.

4   Prospectus Summary

                                                              PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

RISK FACTORS AND SPECIAL CONSIDERATIONS

CREDIT RISK ON LOANS     Loans in the Fund's portfolio will typically be below
                         investment grade credit quality. As a result, investment in the Fund involves the risk that borrowers may default on obligations to pay principal or interest when due, that lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the loans, and that the Fund's investment objective may not be realized.

INTEREST RATE RISK       Changes in market interest rates will affect the yield
                         on the Fund's Common Shares. If market interest rates fall, the yield on the Fund's Common Shares will also fall. In addition, changes in market interest rates may cause the Fund's NAV to experience moderate volatility because of the lag between changes in market rates and the resetting of the floating rates on assets in the Fund's portfolio. Finally, to the extent that market interest rate changes are reflected as a change in the market spreads for loans of the type and quality in which the Fund invests, the value of the Fund's portfolio may decrease in response to an increase in such spreads.

LEVERAGE The Fund's use of leverage through borrowings or the issuance of preferred shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the leverage.

LIMITED SECONDARY        Because of the limited secondary market for loans, the
MARKET FOR LOANS         Fund may be limited in its ability to sell these loans
                         in a timely fashion and/or at a favorable price.

DEMAND FOR LOANS         An increase in demand for loans may adversely affect
                         the rate of interest payable on new loans acquired by the Fund.

LIMITED LIQUIDITY FOR    The Fund does not repurchase its shares on a daily
INVESTORS                basis and no market for the Fund's Common Shares is
                         expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates. See "Repurchase
                         Offers" on page 24.

INVESTMENT IN            The Fund may invest up to 10% of its total assets in
FOREIGN BORROWERS        U.S. dollar denominated loans to borrowers that are
                         organized or located in countries outside the United
                         States. Although their loans are denominated in U.S.
                         dollars, these borrowers may have significant non-U.S.
                         dollar revenues. Investment in foreign borrowers involves special risks, including that foreign borrowers may be subject to:

                              * less rigorous regulatory, accounting and reporting requirements than U.S. borrowers;

                              * differing legal systems and laws relating to creditors' rights;

                              * the potential inability to enforce legal judgments;

                              * economic adversity that would result if the value of the borrower's non-U.S. dollar denominated revenues and assets were to fall because of fluctuations in currency values; and

                              *    the potential for political, social and
                                   economic adversity in the foreign borrower's country.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                          Prospectus Summary   5

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund's investment objective is to provide investors with a high level of monthly income. The Fund seeks to achieve this investment objective by investing in the types of assets described below:

1. SENIOR LOANS. Under normal circumstances, at least 80% of the Fund's Managed Assets will be invested in higher yielding, U. S. dollar denominated, floating rate secured senior loans made only to borrowers that are corporations or other business entities organized under U.S. law or located in the U.S. (Senior Loans). This investment policy can be changed without shareholder approval so long as the Trust provides its shareholders with at least 60 days' prior notice of any changes in this investment policy.

     Senior Loans either hold the most senior position in the capital structure of the borrower or hold an equal ranking with other senior debt or have characteristics (such as a senior position secured by liens on a borrower's assets) that the Investment Manager believes justify treatment as senior debt.

2. OTHER INVESTMENTS. The Fund can also invest up to 20% of its total assets measured at the time of investment in the following types of investments (Other Investments):

     *    unsecured loans
     *    subordinated loans
     *    corporate debt securities
     * loans made to, or debt securities issued by, corporations or other business entities organized or located outside the U.S.
     *    equity securities incidental to investment in loans
     *    other investment companies such as money market funds

3. CASH AND SHORT-TERM INSTRUMENTS. Under normal circumstances, the Fund may invest up to 10% of its total assets in cash and/or short-term instruments. During periods when, in the opinion of the Investment Manager, a temporary defensive posture in the market is appropriate, the Fund may hold up to 100% of its assets in cash and/or short-term instruments.

4. OTHER INVESTMENT STRATEGIES. The Fund may engage in lending its portfolio securities, and may utilize repurchase and reverse repurchase agreements to manage risk.

FUNDAMENTAL DIVERSIFICATION POLICIES

1. INDUSTRY DIVERSIFICATION. The Fund may invest in any industry. The Fund may not invest more than 25% of its total assets in any single industry.

2. BORROWER DIVERSIFICATION. As a diversified investment company, the Fund may not make investments in any one issuer (other than the U.S. government) if, immediately after such purchase or acquisition, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would own more than 25% of any outstanding issue. The Fund will consider the borrower on a loan, including a loan participation, to be the issuer of such loan. With respect to no more than 25% of its total assets, the Fund may make investments that are not subject to the foregoing restrictions.

These fundamental diversification policies may only be changed with approval by a majority of all shareholders, including the vote of a majority of any holders of preferred shares voting separately as a class.

INVESTMENT POLICIES

The Investment Manager follows certain investment policies set by the Fund's Board of Trustees. Some of those policies are set forth below. Please refer to the SAI for additional information on these and other investment policies.

1. PAYABLE IN U.S. DOLLARS. All investments purchased by the Fund must be denominated in U.S. dollars.

2. MATURITY. Although the Fund has no restrictions on portfolio maturity, normally at least 80% of the Fund's total assets will be invested in assets with remaining maturities of less than ten years.

3. INTEREST RATE RESETS. Normally, at least 80% of the Fund's total assets will be invested in assets with rates of interest which reset either daily, monthly, or quarterly. The maximum duration of an interest rate reset on any loan investment in which the Fund may invest is one year. In addition, the Fund will ordinarily maintain a dollar-weighted average time to next interest rate adjustment on its loan investments of 90 days or less.

4. LIMITATIONS ON OTHER INVESTMENTS. The Fund may invest up to 20% of its total assets measured at the time of investment in Other Investments. The following additional limitations apply to Other Investments:

     a. UNSECURED LOANS. The Fund may not invest in unsecured loans, whether or not senior or subordinated, in an aggregate amount that exceeds 10% of the Fund's total assets measured at the time of investment.

     b. SUBORDINATED LOANS. The Fund may not invest in subordinated loans, whether or not secured, in an aggregate amount that exceeds 10% of the Fund's total assets measured at the time of investment.

     c. CORPORATE DEBT SECURITIES. The Fund may not invest in corporate debt securities in an aggregate amount that exceeds 10% of the Fund's total assets measured at the time of investment.

     d. FOREIGN INVESTMENT. The Fund may not invest in loans or debt securities issued by business entities organized or located outside the U.S., that exceed 10% of the Fund's total assets measured at the time of investment.

     e. EQUITIES. The Fund will acquire equity securities only as an incident to the purchase or ownership of a loan or in connection with a reorganization of a borrower.

5. INVESTMENT QUALITY; CREDIT ANALYSIS. Loans and corporate debt securities in which the Fund invests generally are

6    Investment Objective and Policies

                                               INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

     rated below investment grade credit quality or are unrated. In acquiring a loan, the Investment Manager will consider some or all of the following factors concerning the borrower: ability to service debt from internally generated funds; adequacy of liquidity and working capital; appropriateness of capital structure; leverage consistent with industry norms; historical experience of achieving business and financial projections; the quality and experience of management; and adequacy of collateral coverage. The Investment Manager performs its own independent credit analysis of each borrower. In so doing, the Investment Manager may utilize information and credit analyses from agents that originate or administer loans, other lenders investing in a loan, and other sources. The Investment Manager also may communicate directly with management of the borrowers. These analyses continue on a periodic basis for any Senior Loan held by the Fund. See "Risk Factors and Special Considerations-Credit Risk on Senior Loans."

6. USE OF LEVERAGE. The Fund may borrow money and issue preferred shares to the fullest extent permitted by the 1940 Act. See "Policy on Borrowing" and "Policy on Issuance of Preferred Shares."

POLICY ON BORROWING

The Fund has a policy of borrowing for investment purposes. The Fund seeks to use proceeds from borrowing to acquire loans and other investments which pay interest at a rate higher than the rate the Fund pays on borrowings. Accordingly, borrowing has the potential to increase the Fund's total income available to holders of its Common Shares. The Fund may also borrow to finance the repurchase of its Common Shares or to meet cash requirements.

The Fund may issue notes, commercial paper, or other evidences of indebtedness and may be required to secure repayment by mortgaging, pledging, or otherwise granting a security interest in the Fund's assets. The terms of any such borrowings will be subject to the provisions of the 1940 Act, and they will also be subject to the more restrictive terms of any credit agreements relating to borrowings and, to the extent the Fund seeks a rating for borrowings, to additional guidelines imposed by rating agencies which are expected to be more restrictive than the provisions of the 1940 Act. The Fund is permitted to borrow up to 33 1/3%, or such other percentage permitted by law, of its total assets (including the amount borrowed) less all liabilities other than borrowings. See "Risk Factors and Special Considerations -- Leverage" and "Borrowings by the Fund -- Restrictive Covenants and 1940 Act Restrictions."

POLICY ON ISSUANCE OF PREFERRED SHARES

The Fund has a policy of issuing preferred shares for investment purposes. The Fund seeks to use the proceeds from preferred shares to acquire loans and other investments which pay interest at a rate higher than the dividends payable on preferred shares. The terms of the issuance of preferred shares are subject to the 1940 Act and, to the extent the Fund seeks a rating for any preferred shares, to additional guidelines imposed by rating agencies, which are expected to be more restrictive than the provisions of the 1940 Act. The Fund is permitted to issue preferred shares with an aggregate liquidation value of up to 50% of the Fund's total assets (including the proceeds of the preferred shares and any borrowings). See "Risk Factors and Special Considerations- Leverage."

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           Investment Objective and Policies   7

THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

As stated above under Investment Objective and Policies, the Fund will invest primarily in Senior Loans. This section contains a discussion of the characteristics of Senior Loans, the manner in which those investments are made and the market for Senior Loans.

SENIOR LOAN CHARACTERISTICS

Senior Loans are loans that are typically made to business borrowers to finance leveraged buy-outs, recapitalizations, mergers, stock repurchases and to finance internal growth. Senior Loans generally hold the most senior position in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers, including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees as a form of collateral.

By virtue of their senior position and collateral, Senior Loans typically provide lenders with the first right to cash flows or proceeds from the sale of a borrower's collateral if the borrower becomes insolvent (subject to the limitations of bankruptcy law, which may provide higher priority to certain claims such as, for example, employee salaries, employee pensions and taxes). This means Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

Senior Loans typically pay interest at least quarterly at rates which equal a fixed percentage spread over a base rate such as the London Inter-Bank Offered Rate (LIBOR). For example, if LIBOR were 4.00% and the borrower were paying a fixed spread of 3.00%, the total interest rate paid by the borrower would be 7.00%. Base rates and, therefore, the total rates paid on Senior Loans float, I.E., they change as market rates of interest change.

Although a base rate such as LIBOR can change every day, loan agreements for Senior Loans typically allow the borrower the ability to choose how often the base rate for the loan will change. Such periods can range from one day to one year, with most borrowers choosing monthly or quarterly reset periods. During periods of rising interest rates, borrowers will tend to choose longer reset periods, and during periods of declining interest rates, borrowers will tend to choose shorter reset periods. The fixed spread over the base rate on a Senior Loan typically does not change.

Senior Loans generally are arranged through private negotiations between a borrower and several financial institutions represented by an agent who is usually one of the originating lenders. In larger transactions, it is common to have several agents; however, generally only one such agent has primary responsibility for ongoing administration of a Senior Loan. Agents are typically paid fees by the borrower for their services. The agent is primarily responsible for negotiating the loan agreement which establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The agent also is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral.

Loan agreements may provide for the termination of the agent's agency status in the event that it fails to act as required under the relevant loan agreement, becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy. Should such an agent, lender or assignor with respect to an assignment interpositioned between the Fund and the borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of the Fund should not be included in such person's or entity's bankruptcy estate. If, however, any such amount were included in such person's or entity's bankruptcy estate, the Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal or interest. In this event, the Fund could experience a decrease in NAV.

The Fund acquires Senior Loans from lenders such as banks, insurance companies, finance companies, other investment companies and private investment funds. The Fund may also acquire Senior Loans from U.S. branches of foreign banks that are regulated by the Federal Reserve System or appropriate state regulatory authorities.

INVESTMENT BY THE FUND

The Fund's investment in Senior Loans may take one of several forms including: acting as one of the group of lenders originating a Senior Loan, purchasing an assignment of a portion of a Senior Loan from a third party, or acquiring a participation in a Senior Loan. When the Fund is a member of the originating syndicate for a Senior Loan, it may share in a fee paid to syndicate. When the Fund acquires a participation in, or an assignment of, a Senior Loan, it may pay a fee to, or forego a portion of interest payments from, the lender selling the participation or assignment. The Fund will act as lender, or purchase an assignment or participation, with respect to a Senior Loan only if the agent is determined by the Investment Manager to be creditworthy.

There is no minimum rating or other independent evaluation of a borrower limiting the Fund's investments and most Senior Loans that the Fund may acquire, if rated, will be rated below investment grade credit quality. See "Risk Factors and Special Considerations-Credit Risk on Senior Loans."

ORIGINAL LENDER. When the Fund is one of the original lenders, it will have a direct contractual relationship with the borrower and can enforce compliance by the borrower with the terms of the loan agreement. It may have also negotiated rights with respect to any funds acquired by other lenders through set-off. Original lenders also negotiate voting and consent rights under the loan agreement. Actions subject to lender vote or consent generally require the vote or consent of the holders of some specified percentage of the outstanding

8   The Fund's Investments

                                                          THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

principal amount of the Senior Loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a Senior Loan, or releasing collateral therefore, frequently require the unanimous vote or consent of all lenders affected.

ASSIGNMENTS. When the Fund is a purchaser of an assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Assignments are, however, arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may be more limited than those held by the assigning lender.

PARTICIPATIONS. The Fund may also invest in participations in Senior Loans. The rights of the Fund when it acquires a participation are likely to be more limited than the rights of an original lender or an investor who acquired an assignment. Participation by the Fund in a lender's portion of a Senior Loan typically means that the Fund has a contractual relationship only with the lender, not with the borrower. This means that the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of payments from the borrower.

With a participation, the Fund will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights with respect to any funds acquired by other lenders through set-off against the borrower. In addition, the Fund may not directly benefit from the collateral supporting the Senior Loan because it may be treated as a general creditor of the lender instead of the borrower. As a result, the Fund may be subject to delays, expenses and risks that are greater than those that exist when the Fund is the original lender or holds an assignment. This means the Fund must assume the credit risk of both the borrower and the lender selling the participation.

In the event of bankruptcy or insolvency of a borrower, the obligation of the borrower to repay the Senior Loan may be subject to certain defenses that can be asserted by such borrower against the Fund as a result of improper conduct of the lender selling the participation. A participation in a Senior Loan will be deemed to be a Senior Loan for the purposes of the Fund's investment objective and policies.

SENIOR LOAN MARKET

The primary market for Senior Loans has become much larger in recent years even though overall syndicated loan volume was down in 2001 from year 2000 levels by approximately 7.4%, reflecting volatility in U.S. capital markets. Demand has remained strong. Institutional investors other than banks, such as investment companies, insurance companies and private investment vehicles are continuing to grow as investors in the Senior Loan market. The entrance of new investors has helped create an active trading market in Senior Loans with approximately $121 billion in trading volume during 2001. The active secondary market, coupled with lender focus on portfolio management and the move toward standard market practices, has helped increase the liquidity for Senior Loans.

Credit quality is the primary issue currently impacting the loan market. The industry has experienced deteriorating credit quality, high profile corporate bankruptcies, rising defaults and concerns about the direction of the general economy.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      The Fund's Investments   9

RISK FACTORS AND SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------

RISK IS INHERENT IN ALL INVESTING. THE FOLLOWING DISCUSSION SUMMARIZES SOME OF THE RISKS THAT YOU SHOULD CONSIDER BEFORE DECIDING WHETHER TO INVEST IN THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, SEE "ADDITIONAL INFORMATION ABOUT INVESTMENTS AND INVESTMENT TECHNIQUES" IN THE SAI.

CREDIT RISK ON SENIOR LOANS

The Fund's ability to pay dividends and repurchase its Common Shares is dependent upon the performance of the assets in its portfolio. That performance, in turn, is subject to a number of risks, chief among which is credit risk on the underlying assets.

Credit risk is the risk of nonpayment of scheduled interest or principal payments. In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the NAV of the Fund's Common Shares. If the Fund acquires a Senior Loan from another lender, either by means of assignment or by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender. See "The Fund's Investments - Investment by the Fund."

Senior Loans generally involve less risk than unsecured or subordinated debt and equity instruments of the same issuer because the payment of principal of and interest on Senior Loans is a contractual obligation of the issuer that, in most instances, takes precedence over the payment of dividends, or the return of capital, to the issuer's shareholders and payments to bond holders. The Fund generally invests in Senior Loans that are directly collateralized. However, the value of the collateral may not equal the Fund's investment when the loan is acquired or may decline below the principal amount of the Senior Loan subsequent to the Fund's investment. Also, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized. Therefore, the liquidation of the collateral underlying a Senior Loan may not satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated.

In the event of the bankruptcy of a borrower, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Senior Loan. Among the credit risks involved in a bankruptcy are assertions that the pledge of collateral to secure a loan constitutes a fraudulent conveyance or preferential transfer that would have the effect of nullifying or subordinating the Fund's rights to the collateral.

The Senior Loans in which the Fund invests are generally rated lower than investment grade credit quality, I.E., rated lower than "Baa" by Moody's or "BBB" by S&P, or have been issued by issuers who have issued other debt securities which, if unrated, would be rated lower than investment grade credit quality. Investment decisions will be based largely on the credit analysis performed by the Investment Manager, and not on rating agency evaluation. This analysis may be difficult to perform. Information about a Senior Loan and its issuer generally is not in the public domain. Moreover, Senior Loans are not often rated by any nationally recognized rating service. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, issuers are required to provide financial information to lenders and information may be available from other Senior Loan participants or agents that originate or administer Senior Loans.

INTEREST RATE RISK

During normal market conditions, changes in market interest rates will affect the Fund in certain ways. The principal effect will be that the yield on the Fund's Common Shares will tend to rise or fall as market interest rates rise and fall. This is because almost all of the assets in which the Fund invests pay interest at rates which float in response to changes in market rates. However, because the interest rates on the Fund's assets reset over time, there will be an imperfect correlation between changes in market rates and changes to rates on the portfolio as a whole. This means that changes to the rate of interest paid on the portfolio as a whole will tend to lag behind changes in market rates.

Market interest rate changes may also cause the Fund's NAV to experience moderate volatility. This is because the value of a loan asset in the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan, given its individual credit and other characteristics. If market interest rates change, a loan's value could be affected to the extent the interest rate paid on that loan does not reset at the same time. As discussed above, the rates of interest paid on the loans in which the Fund invests have a weighted average reset period that typically is less than 90 days. Therefore, the impact of the lag between a change in market interest rates and the change in the overall rate on the portfolio is expected to be minimal.

Finally, to the extent that changes in market rates of interest are reflected not in a change to a base rate such as LIBOR but in a change in the spread over the base rate which is payable on loans of the type and quality in which the Fund invests, the Fund's NAV could be adversely affected. Again, this is because the value of a loan asset in the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan, given its individual credit and other characteristics. However, unlike changes in market rates of interest for which there is only a temporary lag before the portfolio reflects those changes, changes in a loan's value based on changes in the market spread on loans in the Fund's portfolio may be of longer duration.

10   Risk Factors and Special Considerations

                                         RISK FACTORS AND SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------

CHANGES TO NAV

The NAV of the Fund is expected to change in response to a variety of factors, primarily in response to changes in the creditworthiness of the borrowers on the loans in which the Fund invests. See "Credit Risk on Senior Loans." Changes in market interest rates may also have a moderate impact on the Fund's NAV. See "Interest Rate Risk." Another factor which can affect the Fund's NAV is changes in the pricing obtained for the Fund's assets. See "Transaction Policies -- Valuation of the Fund's Assets."

LEVERAGE

The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may also issue preferred shares in an amount up to 50% of the Fund's total assets (including the proceeds of preferred shares and any borrowings). Borrowings and the issuance of preferred shares are referred to in this Prospectus collectively as "leverage." The Fund may use leverage for investment purposes, to finance the repurchase of its Common Shares, and to meet cash requirements. The use of leverage for investment purposes increases both investment opportunity and investment risk.

Capital raised through leverage will be subject to interest and other costs, and these costs could exceed the income earned by the Fund on the proceeds of such leverage. There can be no assurance that the Fund's income from the proceeds of leverage will exceed these costs. However, the Investment Manager seeks to use leverage for the purposes of making additional investments only if it believes, at the time of using leverage, that the total return on the assets purchased with such funds will exceed interest payments and other costs on the leverage. In addition, the Investment Manager intends to reduce the risk that the costs of the use of leverage will exceed the total return on investments purchased with the proceeds of leveraging by utilizing leverage mechanisms whose interest rates float (or reset frequently). In the event of a default on one or more loans or other interest-bearing instruments held by the Fund, the use of leverage would exaggerate the loss to the Fund and may exaggerate the effect on the Fund's NAV. The Fund's lenders and preferred shareholders will have priority to the Fund's assets over the Fund's Common shareholders.

EFFECT OF LEVERAGE

The following table is designed to illustrate the effect on return to a holder of the Fund's Common Shares of the leverage created by the Fund's use of borrowing, using an assumed initial interest rate of 2.36%, assuming the Fund has used leverage by borrowing an amount equal to 25% of the Fund's Managed Assets and assuming hypothetical annual returns on the Fund's portfolio of minus 10% to plus 10%. As can be seen, leverage generally increases the return to shareholders when portfolio return is positive and decreases return when the portfolio return is negative. Actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return, net of expenses(1) ......     (10)%      (5)%       0%       5%      10%
Corresponding Return to Common Shareholders(2) ....  (14.12)%   (7.45)%   (0.79)%   5.88%   12.55%

(1) The Assumed Portfolio Return is required by regulation of the SEC and is not a prediction of, and does not represent, the projected or actual performance of the Fund.

(2) In order to compute the "Corresponding Return to Common Shareholders," the "Assumed Portfolio Return" is multiplied by the total value of the Fund's assets at the beginning of the Fund's fiscal year to obtain an assumed return to the Fund. From this amount, all interest accrued during the year is subtracted to determine the return available to shareholders. The return available to shareholders is then divided by the total value of the Fund's net assets as of the beginning of the fiscal year to determine the "Corresponding Return to Common Shareholders."

The Fund's leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The funds borrowed pursuant to the credit facility or obtained through the issuance of preferred shares may constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation.

The Fund will not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or preferred shares, or purchase or redeem Common Shares or preferred shares unless (i) at the time thereof the Fund meets certain asset coverage requirements and (ii) there is no event of default under any credit facility program that is continuing. See "Borrowings by the Fund-Restrictive Covenants and 1940 Act Restrictions." In the event of a default under a credit facility program, the lenders may have the right to cause a liquidation of the collateral (I.E., sell Senior Loans and other assets of the Fund) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

In addition, the Fund will not be permitted to pay dividends on, or redeem or repurchase, Common Shares unless all accrued dividends, or accrued interest on borrowings, on the preferred shares have been paid or set aside for payment.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    Risk Factors and Special Considerations   11

RISK FACTORS AND SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------

Because the fee paid to the Investment Manager will be calculated on the basis of Managed Assets, the fee will be higher when leverage is utilized, giving the Investment Manager an incentive to utilize leverage.

The Fund may be subject to certain restrictions imposed by lenders to the Fund or by guidelines of one or more rating agencies which may issue ratings for debt or preferred shares issued by the Fund. These restrictions are expected to impose asset coverage, fund composition requirements or limits on investment techniques, such as the use of financial derivative products, that are more stringent than those imposed on the Fund by the 1940 Act. These covenants or guidelines could impede the Investment Manager from fully managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

LIMITED SECONDARY MARKET FOR LOANS

Although the resale, or secondary, market for loans is growing, it is currently limited. There is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is an unregulated inter-dealer or inter-bank re-sale market.

Loans usually trade in large denominations (typically more than $1 million units) and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some or many of the loans in which the Fund invests will be relatively illiquid.

In addition, loans in which the Fund invests may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund's ability to sell loans and can adversely affect the price that can be obtained. The Fund may have difficulty disposing of loans if it needs cash to repay debt, to pay dividends, to pay expenses or to take advantage of new investment opportunities. These considerations may cause the Fund to sell securities at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively impact performance. The Fund intends to seek to avoid the necessity of selling assets to meet such needs by the use of borrowings.

The Fund values its assets daily. However, because the secondary market for loans is limited, it may be difficult to value loans. Market quotations may not be readily available for some loans and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in valuation than for securities with a secondary market, because there is less reliable, objective data available. In addition, if the Fund purchases a relatively large loan to generate extra income sometimes paid to large lenders, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the Investment Manager deems it advisable to do so.

During its monthly repurchase offers, the Fund is required to maintain a percentage of its portfolio, equal to the value of the repurchase amounts, in liquid securities. This permits the Fund to repurchase Common Shares without having to sell illiquid securities at a lower price than it would otherwise consider. The requirement to keep a portion of the Fund's portfolio in liquid securities, however, could negatively impact the Fund's performance.

LENDING PORTFOLIO SECURITIES

To generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extentions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.

DEMAND FOR LOANS

Although the volume of loans has increased in recent years, demand for loans has also grown. An increase in demand may benefit the Fund by providing increased liquidity for loans, but may also adversely affect the rate of interest payable on loans acquired by the Fund and the rights provided to the Fund under the terms of the loan.

UNSECURED LOANS AND SUBORDINATED LOANS

Subject to the aggregate 20% limit on Other Investments, the Fund may invest up to 10% of its total assets in unsecured loans and 10% of its total assets in subordinated loans. Unsecured loans and subordinated loans share the same credit risks as those discussed above under "Credit Risk on Senior Loans" except that unsecured loans are not secured by any collateral of the borrower and subordinated loans are not the most senior debt in a borrower's capital structure. Unsecured loans do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans. The primary additional risk in a subordinated loan is the potential loss in the event of default by the issuer of the loan. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors.

CORPORATE DEBT SECURITIES

Subject to the aggregate 20% limit on Other Investments, the Fund may invest up to 10% of its total assets in corporate debt securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. Because corporate debt securities pay interest at a fixed-rate, when interest rates decline, the value of the

12   Risk Factors and Special Considerations

                                         RISK FACTORS AND SPECIAL CONSIDERATIONS
--------------------------------------------------------------------------------

Fund's corporate debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Corporate debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

INVESTMENT IN NON-U.S. ISSUERS

Subject to the aggregate 20% limit on Other Investments, the Fund may invest up to 10% of its total assets in U.S. dollar denominated loans and corporate debt made to borrowers and issuers that are organized or located in countries other than the United States. Although such loans and debt investments associated with other investments will require payment of interest and principal in U.S. dollars, these borrowers and issuers may have significant non-U.S. dollar revenues. Investment in non-U.S. entities involves special risks, including that non-U.S. entities may be subject to less rigorous accounting and reporting requirements than U.S. entities, less rigorous regulatory requirements, differing legal systems and laws relating to creditors' rights, the potential inability to enforce legal judgments, fluctuations in currency values and the potential for political, social and economic adversity.

INVESTMENTS IN EQUITY SECURITIES INCIDENTAL TO INVESTMENT IN LOANS

Subject to the aggregate 20% limit on Other Investments, the Fund may acquire equity securities as an incident to the purchase or ownership of a loan or in connection with a reorganization of a borrower. Investments in equity securities incidental to investment in loans entail certain risks in addition to those associated with investment in loans. The value of these securities may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the Fund's NAV. The Fund may frequently possess material non-public information about a borrower as a result of its ownership of a loan of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information the Fund might be unable to enter into a transaction in a security of such a borrower when it would otherwise be advantageous to do so.

LIMITED LIQUIDITY FOR INVESTORS

The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates. See "Repurchase Offers" on page 24.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    Risk Factors and Special Considerations   13

BORROWINGS BY THE FUND
--------------------------------------------------------------------------------

CREDIT FACILITY

The Fund currently is a party to a credit facility with one financial institution that permits the Fund to borrow up to an aggregate of $100 million. Interest is payable on the credit facility at a floating rate that is tied to LIBOR, the federal funds rate, or a commercial paper based rate, plus a facility fee on unused commitments. The lender under the credit facility has a security interest in all assets of the Fund. As of June 14, 2002, the Fund had no outstanding borrowings under the credit facility.

Under the credit facility, the lender has the right to liquidate Fund assets in the event of default by the Fund, and the Fund may be prohibited from paying dividends in the event of a material adverse event or condition respecting the Fund or Investment Manager until outstanding debts are paid or until the event or condition is cured.

RANKING OF SENIOR INDEBTEDNESS

The rights of the lender to receive payments of interest on and repayments of principal of any borrowings made by the Fund under the credit facility are senior to the rights of holders of Common Shares and preferred shares, if any, with respect to the payment of dividends or upon liquidation.

RESTRICTIVE COVENANTS AND 1940 ACT RESTRICTIONS

The credit agreement governing the credit facility (the Credit Agreement) includes usual and customary covenants for this type of transaction. These include limits on the Fund's ability to (i) incur additional debt or issue preferred shares, (ii) incur liens on the Trust or on assets of the Trust, and
(iii) change its investment objective or fundamental investment restrictions, in each case without the approval of lenders. In addition, the Credit Agreement does not permit the Fund's asset coverage ratio (as defined in the credit agreement) to fall below 300% at any time (the Credit Agreement Asset Coverage
Test).

Under the requirements of the 1940 Act, the Fund must have asset coverage of at least 300% immediately after any borrowing under a credit facility program. For this purpose, asset coverage means the ratio which the value of the total assets of the Fund, less liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of borrowings represented by senior securities issued by the Fund. The Credit Agreement limits the Fund's ability to pay dividends or make other distributions on the Fund's Common Shares, or purchase or redeem Common Shares, unless the Fund complies with the Credit Agreement Asset Coverage Test. In addition, the Credit Agreement does not permit the Fund to declare dividends or other distributions or purchase or redeem Common Shares (i) at any time that an event of default under the credit agreement has occurred and is continuing; or (ii) if, after giving effect to such declaration, the Fund would not meet the Credit Agreement Asset Coverage Test.

14   Borrowings by the Fund

                                         WHAT YOU PAY TO INVEST -- FUND EXPENSES
--------------------------------------------------------------------------------

The cost to you to invest in the Fund varies depending upon which class of Common Shares you purchase. The tables below are intended to assist you in understanding the various costs and expenses associated with investing in each class of Common Shares of the Fund.

                                                              CLASS A     CLASS B(9)     CLASS C     CLASS Q
                                                              -------     ----------     -------     -------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales charge on your investment
 (as a percentage of offering price)(1)                         4.75%(2)     NONE          NONE        NONE
Dividend Reinvestment Fees                                      NONE         NONE          NONE        NONE
 Early Withdrawal Charge                                        NONE(3)         3%(3)         1%(3)    NONE
Exchange Fee                                                    NONE         NONE          NONE        NONE
 ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE
 TO COMMON SHARES)*
 Management and Administrative Fees(4)                          1.20%        1.20%         1.20%       1.20%
 Service Fee                                                    0.25%        0.25%(8)      0.25%       0.25%
 Distribution Fee(5)                                            NONE         0.75%         0.50%       NONE
 Other Operating Expenses(6)                                    0.57%        0.57%         0.57%       0.57%
Total Annual Expenses before Interest Expense                   2.02%        2.77%         2.52%       2.02%
 Interest Expense on Borrowed Funds                             0.79%        0.79%         0.79%       0.79%
Total Annual Expenses                                           2.81%        3.56%         3.31%       2.81%
 Fee Waivers/Reimbursements(7)                                 (0.37)%       (0.62)%       (0.37)%     (0.37)%
Net Annual Expenses                                             2.44%        2.94%         2.94%       2.44%

     * The table above assumes that the Fund has used leverage by borrowing an amount equal to 25% of the Fund's Managed Assets and shows expenses as a percentage of net assets. If the Fund's expenses (assuming the use of leverage by borrowing an amount equal to 25% of the Fund's Managed Assets) are shown as a percentage of Managed Assets, the annual expenses in the above table would read as follows:

                                                                          CLASS A   CLASS B(9)   CLASS C   CLASS Q
                                                                          -------   ----------   -------   -------
     ANNUAL EXPENSES (AS A PERCENTAGE OF MANAGED ASSETS ATTRIBUTABLE TO
      COMMON SHARES)
      Management and Administrative Fees                                    0.90%      0.90%       0.90%     0.90%
      Service Fee                                                           0.19%      0.19%(8)    0.19%     0.19%
      Distribution Fee(5)                                                   NONE       0.56%       0.37%     NONE
      Other Operating Expenses(6)                                           0.43%      0.43%       0.43%     0.43%
     Total Annual Expenses before Interest Expense                          1.52%      2.08%       1.89%     1.52%
      Interest Expense on Borrowed Funds                                    0.59%      0.59%       0.59%     0.59%
     Total Annual Expenses                                                  2.11%      2.67%       2.48%     2.11%
      Fee Waivers/Reimbursements(7)                                        (0.28)%    (0.47)%     (0.28)%   (0.28)%
     Net Annual Expenses                                                    1.83%      2.20%       2.20%     1.83%


     If the Fund's expenses are shown as a percentage of the Fund's net assets and the Fund were not to use leverage, the annual expenses in the above table would read as follows:

                                                                          CLASS A   CLASS B(9)   CLASS C   CLASS Q
                                                                          -------   ----------   -------   -------
     ANNUAL EXPENSES (AS A PERCENTAGE OF NET ASSETS ATTRIBUTABLE TO
      COMMON SHARES)
      Management and Administrative Fees(4)                                 0.90%      0.90%       0.90%     0.90%
      Service Fee                                                           0.25%      0.25%(8)    0.25%     0.25%
      Distribution Fee(5)                                                   NONE       0.75%       0.50%     NONE
      Other Operating Expenses(6)                                           0.57%      0.57%       0.57%     0.57%
     Total Annual Expenses                                                  1.72%      2.47%       2.22%     1.72%
      Fee Waivers/Reimbursements(7)                                        (0.37)%    (0.62)%     (0.37)%   (0.37)%
     Net Annual Expenses                                                    1.35%      1.85%       1.85%     1.35%

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    What You Pay to Invest -- Fund Expenses   15

WHAT YOU PAY TO INVEST -- FUND EXPENSES
--------------------------------------------------------------------------------

The Fund may borrow for the purpose of acquiring additional income-producing investments when the Investment Manager believes that such use of borrowed proceeds will enhance the Fund's net yield.

(1) ING Funds Distributor will pay a dealer reallowance for Class A Common Shares from the sales charge. ING Funds Distributor will pay a sales commission for Class B and Class C Common Shares to authorized dealers from its own assets.
(2)  Reduced for purchases of $50,000 and over, please see page 18.
(3) There is no front-end sales charge if you purchase Class A Common Shares in an account of $1 million or more. However, the shares will be subject to an EWC if they are repurchased by the Fund within one or two years of purchase depending on the amount of the purchase as follows: 1% for 2 years in amounts of $1,000,000 to 2,499,999; 0.50% for 1 year in amounts of $2,500,000 to $4,499,999 and 0.25% for 1 year in amounts of $5,000,000 and over. Class B Common Shares repurchased by the Fund within five years after purchase will incur an EWC as follows: 3.0% during the first year after purchase; 2.5% during the second year after purchase; 2.0% during the third year after purchase; 1.5% during the fourth year; and 1.0% during the fifth year after purchase. Class C Common Shares repurchased by the Fund within the first year after purchase will incur a 1.00% EWC. See "Early Withdrawal Charge" under "Shareholder Guide." There is no EWC on Class Q Common Shares.
(4) Pursuant to its investment management agreement with the Fund, the Investment Manager is entitled to receive a fee of 0.80% of the Fund's Managed Assets. See "Investment Management and Other Services -- Investment Manager." Pursuant to its Administration Agreement with the Fund, the Administrator is entitled to receive a fee of 0.10% of the Fund's Managed Assets. See "Investment Management and Other Services - The Administrator."
(5) Because the distribution fees payable by Class B and Class C Common Shares may be considered an asset-based sales charge, long-term shareholders in those classes of the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD").
(6) "Other Operating Expenses" are based on estimated amounts for the current fiscal year.
(7) The Investment Manager has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, subject to possible reimbursement to the Investment Manager within three years. The expense limit will continue through at least February 28, 2003. There is no guarantee that this waiver will continue after that date.
(8) ING Funds Distributor has agreed to waive the service fee for Class B Common Shares. The fee waiver will continue through at least February 28, 2003. There is no guarantee that this waiver will continue after that date.
(9) Class B Common Shares automatically convert to Class A Common Shares eight years after purchase. See "Shareholder Guide."

16   What You Pay to Invest -- Fund Expenses

                                         WHAT YOU PAY TO INVEST -- FUND EXPENSES
--------------------------------------------------------------------------------

EXAMPLES

EXAMPLE -- NO REPURCHASES*                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------                 ------   -------   -------   --------
You would pay the following expenses
  on a $1,000 investment, assuming a 5%
  annual return and where the Fund has
  borrowed an amount equal to 25% of its
  Managed Assets.
Class A Common Shares                        $71      $121      $173      $320
Class B Common Shares                        $30      $ 92      $157      $326
Class C Common Shares                        $30      $ 92      $157      $338
Class Q Common Shares                        $25      $ 77      $132      $286

EXAMPLE -- WITH REPURCHASES*               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------               ------   -------   -------   --------
You would pay the following expenses
  on a $1,000 investment, assuming a 5%
  annual return and where the Fund has
  borrowed an amount equal to 25% of its
  Managed Assets.
Class A Common Shares                        $71      $121      $173      $320
Class B Common Shares                        $60      $113      $169      $326
Class C Common Shares                        $40      $ 92      $157      $338
Class Q Common Shares                        $25      $ 77      $132      $286

These hypothetical examples assume that all dividends and other distributions are reinvested at NAV and that the percentage amounts listed under Annual Expenses above remain the same in the years shown (including expense waivers and reimbursements). The above tables and the assumption in the hypothetical example of a 5% annual return are required by regulation of the SEC applicable to all investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's Common Shares. For more complete descriptions of certain of the Fund's costs and expenses, see "Investment Management and Other Services."

THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     * IN THE EVENT THE FUND HAS NOT BORROWED, AN INVESTOR WOULD PAY THE FOLLOWING EXPENSES BASED ON THE ASSUMPTIONS IN THE EXAMPLE:

     EXAMPLE -- NO REPURCHASES                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
     -------------------------                                            ------   -------   -------   --------
     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and where the Fund has not borrowed.
     Class A Common Shares                                                  $61      $88       $118      $202
     Class B Common Shares                                                  $19      $58       $100      $204
     Class C Common Shares                                                  $19      $58       $100      $217
     Class Q Common Shares                                                  $14      $43       $ 74      $162

     EXAMPLE -- WITH REPURCHASES                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
     ---------------------------                                          ------   -------   -------   --------
     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and where the Fund has not borrowed.
     Class A Common Shares                                                  $61      $88       $118      $202
     Class B Common Shares                                                  $49      $79       $111      $204
     Class C Common Shares                                                  $29      $58       $100      $217
     Class Q Common Shares                                                  $14      $43       $ 74      $162

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                    What You Pay to Invest -- Fund Expenses   17

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS

You may select from four separate classes of Common Shares: Class A, Class B, Class C and Class Q. Class A Common Shares are subject to a service fee of 0.25% of average annual net assets.

CLASS A COMMON SHARES

*    Front-end sales charge, as described below.

*    Service fee of 0.25% of average annual net assets.

*    An early withdrawal charge (EWC), as described below.

*    Minimum initial investment--$1,000 (non-IRAs) and $250 (IRAs).

CLASS B COMMON SHARES

*    No front-end sales charge; all your money goes to work for you right away.

* Distribution and service (12b-1) fees of 0.75% of average annual net assets (including a waiver of the 0.25% service fee).(1)

*    An early withdrawl charge (EWC), as described below.

* Automatic conversion to Class A Common Shares after eight years, thus reducing future annual expenses.

*    Minimum initial investment -- $1,000 (non-IRAs) and $250 (IRAs).

CLASS C COMMON SHARES

*    No front-end sales charge; all your money goes to work for you right away.

* Distribution and service (12b-1) fees of 0.75% of average annual net assets.

*    A 1% EWC on shares sold within one year of purchase.

* No automatic conversion to Class A Common Shares, so annual expenses continue at the Class C level throughout the life of your investment.

*    Minimum initial investment -- $1,000 (non-IRAs) and $250 (IRAs).

CLASS Q COMMON SHARES

*    No front-end sales charge; all your money goes to work for you right away.

*    Service fee of 0.25% of average annual net assets.

* No automatic conversion to Class A Common Shares, so annual expenses continue at the Class Q level throughout the life of your investment.

*    Minimum initial investment -- $250,000

When choosing between classes, you should carefully consider the comparison between the ongoing annual expenses and the EWC on each class of Common Shares. The relative impact of the ongoing annual expenses and the EWC will depend on the length of time a share is held. Higher fees mean that Class B and Class C Common Shares pay correspondingly lower dividends and may have a lower NAV than Class A or Class Q Common Shares. You should discuss which class of Common Shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, Class B and Class C Common Shares of the Fund have adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time, the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

SALES CHARGE CALCULATION

CLASS A COMMON SHARES(1)(2)

Class A Common Shares of the Fund are sold subject to the following sales charge:

                             AS A % OF THE      AS A % OF NET
YOUR INVESTMENT              OFFERING PRICE      ASSET VALUE
---------------              --------------      -----------
Less than $50,000                4.75%              4.99%
$50,000 - $99,999                4.50               4.71
$100,000 - $249,999              3.50               3.63
$250,000 - $499,999              2.50               2.56
$500,000 - $1,000,000            2.00               2.04
$1,000,000 and over       see "Early Withdrawal Charge" on p. 19

(1) Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.
(2) Shareholders that purchased funds that were part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.

----------
(1) ING Funds Distributor has agreed to waive the service fee for Class B Common Shares. Absent the waiver, the service fee is 0.25% of average annual net assets. The fee waiver will continue through at least February 28, 2003. There is no guarantee that this waiver will continue after that date.

18   Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

EARLY WITHDRAWAL CHARGE

CLASS A COMMON SHARES

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A Common Shares in an amount of $1 million or more. However, the shares will be subject to an EWC if they are repurchased by the Fund within one or two years of purchase, depending on the amount of the purchase, as follows:

                                            PERIOD DURING WHICH
YOUR INVESTMENT                   EWC           EWC APPLIES
---------------                   ---           -----------
 $1,000,000 to $2,499,999         1.00%          2 years
 $2,500,000 to $4,999,999         0.50            1 year
 $5,000,000 and over              0.25            1 year

CLASS B AND CLASS C COMMON SHARES

Class B and Class C Common Shares are offered at their NAV per share without any initial sales charge. However, you may be charged an EWC on Class B and Class C Common Shares that you offer to the Fund for repurchase (and are repurchased) within a certain period of time after you bought them. The amount of the EWC is based on the NAV of the Common Shares at the time of purchase. There is no EWC on Common Shares acquired through the reinvestment of dividends and capital gains distributions. The EWCs are as follows:

CLASS B COMMON SHARES

                                              EWC ON SHARES
SOLD DURING                                 BEING REPURCHASED
-----------                                 -----------------
 1st year                                         3.0%
 2nd year                                         2.5%
 3rd year                                         2.0%
 4th year                                         1.5%
 5th year                                         1.0%
 After 5th year                                   none

CLASS C COMMON SHARES

                                              EWC ON SHARES
SOLD DURING                                 BEING REPURCHASED
-----------                                 -----------------
 1st year                                         1.0%
 After 1st year                                   none

To keep your EWC as low as possible, each time you offer your Common Shares for repurchase, the Fund will first repurchase Common Shares in your account that are not subject to an EWC, and then will repurchase Common Shares that have the lowest EWC.

WAIVER AND REINSTATEMENT PRIVILEGE

EWC WAIVERS

The EWC for Class A, Class B and Class C Common Shares will be waived in the following cases. (In determining whether an EWC is applicable, it will be assumed that Common Shares held in the shareholder's account that are not subject to such charge are repurchased first):

* The EWC on shares will be waived in the case of repurchase following the death or permanent disability of a shareholder. The waiver is available for total or partial repurchases of shares of the Fund owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for those Common Shares held at the time of death or initial determination of permanent disability.

* The EWC will also be waived in the case of a total or partial repurchase of Common Shares of the Fund in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The shareholder must have attained the age of 701|M/2 to qualify for the EWC waiver relating to mandatory distributions. This waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation of service. The shareholder must notify the transfer agent either directly or through ING Funds Distributor, at the time of repurchase, that the shareholder is entitled to a waiver of the EWC. The EWC Waiver Form included in the New Account Application must be completed and provided to the transfer agent at the time of the repurchase request. The waiver will be granted subject to confirmation of the grounds for the waiver. The foregoing waivers may be changed at any time.

REINSTATEMENT PRIVILEGE

Shareholders who have had their Common Shares repurchased within the previous 90 days may purchase Fund Common Shares at NAV (at the time of reinstatement) in an amount up to the repurchase proceeds. Reinstated Common Shares will retain their original purchase date for purposes of the EWC. The amount of any EWC also will be reinstated.

To exercise this privilege, a written order for the purchase of new Common Shares must be received by the transfer agent or be postmarked within 90 days after the date of repurchase pursuant to the repurchase offer. This privilege can be used only once per calendar year. If a loss is incurred on the repurchase and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        Shareholder Guide     19

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The NAV per Common Share of the Fund is determined once daily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV per Common Share is determined separately for each class by dividing the value of the Fund's loan assets plus all cash and other assets (including interest accrued but not collected) attributable to that class less all liabilities (including accrued expenses but excluding capital and surplus) attributable to that class by the number of shares of that class outstanding. The NAV per Common Share is made available for publication.

VALUATION OF THE FUND'S ASSETS

The assets in the Fund's portfolio are valued daily in accordance with the Fund's Valuation Procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market quotations supplied by a third party loan pricing service. However, the loans in which the Fund invests are not listed on any securities exchange or board of trade. Some loans are traded by institutional investors in an over-the-counter secondary market that has developed in the past several years. This secondary market generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades. Accordingly, determinations of the market value of loans may be based on infrequent and dated trades. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of loans than for other types of securities. For further information, see "Risk Factors and Special Considerations -- Limited Secondary Market for Senior Loans."

Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a "proxy" for changes in value.

The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the "proxy" procedure described above.

It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the "proxy" procedure described above. The Investment Manager may believe that the price for a loan derived from market quotations or the "proxy" procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that it believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following:

     * the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure;

     * the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral;

     * the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects;

     * information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans;

     * the reputation and financial condition of the agent of the loan and any intermediate participants in the loans;

     *    the borrower's management; and

     * the general economic and market conditions affecting the fair value of the loan.

Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Valuation of short term cash equivalent investments will be at amortized cost.

EXCHANGE PRIVILEGES AND RESTRICTIONS

The Fund is one of many funds managed by the Investment Manager. You may exchange shares of certain other ING Funds into Common Shares of the Fund. You may also move your investment in the Common Shares of the Fund into certain other ING Funds in conjunction with monthly repurchases made by the Fund. In this case, rather than tendering your shares for cash, you would elect to have the

20     Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

dollar value of those Common Shares accepted for purchases of shares of the other ING Fund.

The total value of shares being exchanged into the Fund must at least equal the minimum investment requirement applicable to the relevant class of Common Shares of the Fund, and the total value of shares being exchanged out of the Fund into other ING Funds must meet the minimum investment requirements of those products, as applicable. Exchanges of Common Shares are sales and may result in a gain or loss for federal and state income tax purposes. The exchange privilege is only available in states where shares of the fund being acquired may be legally sold.

CLASSES OF SHARES ELIGIBLE FOR EXCHANGE

Common Shares of Classes A, B, C and Q of the Fund may be exchanged for Classes A, B, C or Q Common Shares of any open-end ING Fund at NAV without payment of a sales charge on the exchange. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. Investors may obtain a copy of a prospectus of any other ING Fund by calling
(800) 992-0180.

EARLY WITHDRAWAL CHARGES ON EXCHANGES

You are not required to pay an applicable EWC upon an exchange of Common Shares from the Fund to any other open-end ING Fund. However, if you exchange and subsequently redeem your shares, the EWC from the Fund (not the fund into which you exchanged your common shares) will apply. However, the time period for application of the EWC will be calculated based on the first date you acquired your Common Shares in the Fund, so that you get the benefit of the full period of time you owned your Common Shares of the Fund.

SMALL ACCOUNT

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem through the monthly repurchases, at NAV, the shares of any shareholder whose accounts (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share. The Fund reserves the right to increase minimum account size.

ACCOUNT ACCESS

Unless your Common Shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        Shareholder Guide     21

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment in the Fund is $1,000 ($250 for IRAs) for Class A, Class B and Class C Common Shares and $250,000 for Class Q Common Shares. The minimum additional investment is $100 for an investment in Class A, Class B and Class C Common Shares. Common Shares may be purchased from certain financial services firms that have sales agreements with ING Funds Distributor (Authorized Dealers). Investors may be charged a fee for transactions made through a broker or agent.

The Fund reserves the right to reject any purchase order. Please note that cash, traveler's checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The Investment Manager reserves the right to waive minimum investment amounts.

                           INITIAL                  ADDITIONAL
   METHOD                INVESTMENT                 INVESTMENT
   ------                ----------                 ----------
BY CONTACTING      An investment
AN AUTHORIZED      professional with an
DEALER             Authorized Dealer can
                   help you establish and
                   maintain your
                   account.

BY MAIL            Visit or consult an           Visit or consult an
                   Authorized Dealer.            Authorized Dealer.
                   Make your check               Fill out the Account
                   payable to the ING            Additions form
                   Senior Income Fund            included on the
                   and mail it, along            bottom of your
                   with a completed              account statement
                   New Account                   along with your
                   Application, to the           check payable to ING
                   address indicated on          Senior Income Fund
                   the Application.              and mail them in the
                   Please indicate your          envelope provided
                   Authorized Dealer on          with the account
                   the New Account               statements.
                   Application.                  Remember to write
                                                 your account number
                                                 on the check.

BY WIRE            Call the ING                  Wire the funds in the
                   Operations                    same manner
                   Department at (800)           described under
                   336-3436 to obtain            "Initial Investment."
                   an account number
                   and indicate and
                   Authorized Dealer on
                   the account. Instruct
                   your bank to wire
                   funds to:
                   State Street Bank
                   and Trust Company
                   ABA #101003621
                   Kansas City, MO
                   credit to:
                   ING Senior Income
                   Fund
                   A/C #751-8315; for
                   further credit to:
                   Shareholder A/C
                   #____________________
                   (A/C # you received
                   over the telephone)
                   Shareholder Name:
                   _____________________
                   (Account Name)

                   After wiring funds you
                   must complete the New
                   Account Application and
                   send it to:

                   ING Funds
                   P.O. Box 219368
                   Kansas City, MO
                   64121-6368

22     Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

The Fund reserves the right to liquidate sufficient Common Shares to recover annual transfer agent fees should the investor fail to maintain his/her account value at a minimum of $1,000 ($250 for IRAs) for Class A, Class B or Class C Common Shares or $250,000 for Class Q Common Shares.

PRICE OF SHARES

Purchase and exchange orders for Common Shares of the Fund are effected at NAV, determined after the order is received by the transfer agent in proper form. A purchase order will be deemed to be in proper form when all of the required steps set forth above have been completed. In the case of an investment by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. A shareholder who purchases by wire must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund Common Shares you own including the number of shares being held in safekeeping by the transfer agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing Common Shares of the Fund will not be issued unless you request them in writing.

The Fund may, on occasion, suspend the continuous offering of its Common Shares. If this occurs, shareholders will still be permitted to reinvest dividends in additional Common Shares, and qualified plan investors will be permitted to continue making automatic contributions for additional Common Shares.

PRE-AUTHORIZED INVESTMENT PLAN

You may establish a pre-authorized investment plan to purchase Common Shares with automatic bank account debiting. For further information on pre-authorized investment plans, see the New Account Application or contact a Shareholder Services Representative at (800) 992-0180.

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("State Street") acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. State Street currently receives a $12 annual custodial fee for each social security number listed on the account for the maintenance of such accounts.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        Shareholder Guide     23

SHAREHOLDER GUIDE                                              REPURCHASE OFFERS
--------------------------------------------------------------------------------

REPURCHASE OFFERS

As a fundamental policy, which may not be changed without shareholder approval, the Fund offers shareholders the opportunity to redeem their Common Shares on a monthly basis. The time and dates by which repurchase offers must be accepted (the Repurchase Request Deadline) are 4:00 p.m. Eastern Standard Time on the 10th business day of each month.

The Fund is required to offer to repurchase between 5% and 25% of its outstanding Common Shares with each repurchase offer, and under normal market conditions the Board of Trustees expects to authorize a 5% offer. The Fund may not repurchase more than 25% of its outstanding Common Shares during any calendar quarter. The repurchase price will be the Fund's NAV determined on the repurchase pricing date, which will be a date not more than 14 calendar days following the Repurchase Request Deadline. Payment for all Common Shares repurchased pursuant to these offers will be made not later than 5 business days or 7 calendar days (whichever period is shorter) after the repurchase pricing date. Under normal circumstances, it is expected that the repurchase pricing date will be the Repurchase Request Deadline, and that the repurchase price will be the Fund's NAV determined after close of business on the Repurchase Request Deadline. Payment for Common Shares tendered will normally be made on the first business day following the repurchase pricing date and, in every case, at least five business days before sending notification of the next monthly repurchase offer. If the tendered shares have been purchased immediately prior to the tender, the Fund will not release repurchase proceeds until payment for the tendered shares has settled. During the period the offer to repurchase is open, shareholders may obtain the current NAV by calling 1-800-992-0180.

At least 7 and no more than 14 days prior to the Repurchase Request Deadline the Fund will mail written notice to each shareholder setting forth (a) the number of Common Shares the Fund will repurchase, (b) the repurchase request deadline and other terms of the offer to repurchase, and (c) the procedures for shareholders to follow to request a repurchase. The repurchase request deadline will be strictly observed. Shareholders and financial intermediaries failing to submit repurchase requests in good order by such deadline will be unable to liquidate Common Shares until a subsequent repurchase offer.

If more Common Shares are tendered for repurchase than the Fund has offered to repurchase, the Board of Trustees may, but is not obligated to, increase the number of Common Shares to be repurchased by 2% of the Fund's Common Shares outstanding. If there are still more Common Shares tendered than are offered for repurchase, Common Shares will be repurchased on a pro-rata basis. However, the Fund may determine to alter the pro-rata allocation procedures in two situations:

     (a) the Fund may accept all Common Shares tendered by persons who own in the aggregate not more than a specified number of shares (not to exceed 100 Common Shares) before prorating shares tendered by others; or

     (b) the Fund may accept by lot Common Shares tendered by shareholders who tender all Common Shares held by them and who, when tendering, elect to have either all (or at least a minimum amount) or none accepted; however, the Fund first must accept all Common Shares tendered by shareholders who do not make this election.

Because of the foregoing, shareholders may be unable to liquidate all or a given percentage of their Common Shares and some shareholders may tender more Common Shares than they wish to have repurchased in order to ensure repurchase of at least a specific number of shares. Shareholders may withdraw Common Shares tendered for repurchase at any time prior to the repurchase request deadline.

The Fund does not presently intend to deduct any repurchase fees, other than any applicable EWC, from the repurchase amount. However, in the future, the Board of Trustees may determine to charge a repurchase fee payable to the Fund reasonably to compensate it for its expenses directly related to the repurchase. These fees could be used to compensate the Fund for, among other things, its costs incurred in disposing of securities or in borrowing in order to make payment for repurchased shares. Any repurchase fees will never exceed 2% of the proceeds of the repurchase. It should be noted that the Board of Trustees may implement repurchase fees without a shareholder vote.

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund's portfolio to be fully invested, which may reduce returns. Moreover, diminution in the size of the Fund's portfolio through repurchases, without offsetting new sales, may result in untimely sales of portfolio securities and a higher expense ratio, and may limit the ability of the Fund to participate in new investment opportunities. Repurchases resulting in portfolio turnover will result in additional expenses being borne by the Fund. The Fund may borrow to meet repurchase obligations which entails certain risks and costs. See "Liquidity Requirements" below. The Fund may also sell portfolio securities to meet repurchase obligations which, in certain circumstances, may adversely affect the market for Senior Loans and reduce the Fund's value.

SUSPENSION OR POSTPONEMENT OF A REPURCHASE OFFER

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Internal Revenue Code; (b) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or

24     Shareholder Guide

REPURCHASE OFFERS                                              SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

LIQUIDITY REQUIREMENTS

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the Notification is sent to shareholders until the Repurchase Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline; or (b) that mature by the Repurchase Payment Deadline.

The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund's assets are sufficiently liquid so that the Fund can comply with the repurchase policy and the liquidity requirements described in the previous paragraph. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

The Fund intends to finance Repurchase Offers with cash on hand, cash raised through borrowings, or the liquidation of portfolio securities. There is some risk that the need to sell Senior Loans to fund Repurchase Offers may affect the market for those Senior Loans. In turn, this could diminish the Fund's NAV.

REDEMPTION

In order to permit the Fund to repurchase Common Shares, the terms of any borrowing or other indebtedness issued by the Fund, as well as the terms of any preferred shares, must either mature by the next Repurchase Request Deadline or provide for their redemption, call or repayment by the next Repurchase Request Deadline without penalty or premium. Although the Fund ordinarily does not expect to redeem any senior security, including preferred shares, it may be required to redeem such securities if, for example, the Fund does not meet an asset coverage ratio required by law or correct a failure to meet a rating agency guideline in a timely manner.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                        Shareholder Guide     25

INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

INVESTMENT MANAGER

ING INVESTMENTS, LLC (the Investment Manager or ING Investments), an Arizona limited liability company, (formerly ING Pilgrim Investments, LLC), serves as Investment Manager to the Fund and has overall responsibility for the management of the Fund under the general supervision of the Board of Trustees. Its principal business address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Fund and the Investment Manager have entered into an Investment Management Agreement that requires ING Investments to provide all investment advisory and portfolio management services for the Fund. It also requires ING Investments to assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. ING Investments provides the Fund with office space, equipment and personnel necessary to administer the Fund. The agreement with ING Investments can be canceled by the Board of Trustees upon 60 days' written notice.

ING Investments is an indirect wholly-owned subsidiary of ING Groep, N.V. (NYSE:
ING)(ING Groep). ING Groep is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees. The Investment Manager is registered as an investment adviser with the SEC. As of May 31, 2002, ING Investments had assets under management of over $35.7 billion.

The Investment Manager bears its expenses of providing the services described above. The Investment Manager currently receives from the Fund an annual fee, paid monthly, of 0.80% of the Fund's Managed Assets.

The Fund pays all operating and other expenses of the Fund not borne by ING Investments including, but not limited to, audit and legal fees, transfer agent, registrar and custodian fees, expenses in preparing repurchase offers, shareholder reports and proxy solicitation materials and other miscellaneous business expenses. The Fund also pays all taxes imposed on it and all brokerage commissions and loan-related fees.

PORTFOLIO MANAGEMENT. A portfolio management team consisting of the following individuals manages the Fund.

DANIEL A. NORMAN serves as Senior Vice President (since January 2001), Treasurer (since January 2001) and Co-Senior Portfolio Manager (since January 2001) of the Fund. He also serves as Senior Vice President, Treasurer and Co-Senior Portfolio Manager of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans. Mr. Norman has served ING Prime Rate Trust in various capacities from February 1992 to the present. Mr. Norman is a Senior Vice President of ING Investments (since December 1994). Mr. Norman has served as an officer of other affiliates of ING since February 1992. Mr. Norman co-manages the Fund with Jeffrey A. Bakalar.

JEFFREY A. BAKALAR serves as Senior Vice President and Co-Senior Portfolio Manager of the Fund (since January 2001). He also serves as Senior Vice President and Co-Senior Portfolio Manager of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans. Mr. Bakalar has served ING Prime Rate Trust in various capacities from February 1998 to the present. Prior to joining ING Investments, Mr. Bakalar was Vice President of The First National Bank of Chicago (July 1994 - January 1998). Mr. Bakalar co-manages the Fund with Daniel A. Norman.

CURTIS F. LEE serves as Senior Vice President and Chief Credit Officer of the Fund (since January 2001). He also serves as Senior Vice President and Chief Credit Officer of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans (since January 2001). Mr. Lee is a Senior Vice President and Chief Credit Officer of ING Investments (since August 1999). Prior to joining ING Investments, Mr. Lee held a series of positions with Standard Chartered Bank in the credit approval and problem loan management functions (1992 - 1999).

ROBERT L. WILSON serves as Portfolio Manager of the Fund (since January 2001). He also serves as Portfolio Manager of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans (since July 1998). Mr. Wilson is a Vice President of ING Investments (since July 1998). Prior to joining ING Investments, Mr. Wilson was a Vice President of Bank of Hawaii (May 1997 - June
1998) and Vice President of Union Bank of California (November 1994 - May 1997).

MICHEL PRINCE serves as Portfolio Manager of the Fund (since January 2001). He also serves as Portfolio Manager of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans, (since May 1998). Mr. Prince is a Vice President of ING Investments (since May 1998). Prior to joining ING Investments, Mr. Prince was Vice President of Rabobank International, Chicago Branch (July 1996 - April 1998).

JASON T. GROOM serves as Portfolio Manager of the Fund (since January 2001). He also serves as Portfolio Manager of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans (since November 2000). Mr. Groom is a Vice President of ING Investments (since June 2000). He served as an Assistant Vice President from July 1998 to May 2000. Prior to joining ING Investments, Mr. Groom was an Associate in the Corporate Finance Group of NationsBank (January 1998 - June 1998) and Assistant Vice President, Corporate Finance Group of The Industrial Bank of Japan Limited (August 1995-December 1997).

26     Investment Management and Other Services

                                        INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

CHARLES E. LEMIEUX serves as Portfolio Manager of the Fund (since January 2001). He also serves as Portfolio Manager of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans (since July 1998). Mr. LeMieux is a Vice President of ING Investments (since June 2000). He served as an Assistant Vice President of ING Investments from July 1998 to May 2000. Prior to joining ING Investments, Mr. LeMieux was Assistant Treasurer Cash Management with Salt River Project (October 1993-June 1998).

MARK F. HAAK serves as Portfolio Manager of the Fund (since January 2001). He also serves as Portfolio Manager of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans (since June 1999). Mr. Haak is an Assistant Vice President of ING Investments (since June 1999). Prior to joining ING Investments, Mr. Haak was Assistant Vice President, Corporate Banking with Norwest Bank (December 1997 - June 1998); Lead Financial Analyst and Portfolio Manager for Bank One AZ, N.A. (May 1996 - December 1997); and Credit Manager, Norwest Financial (May 1994 - May 1996).

WILLIAM F. NUTTING, JR. serves as Senior Portfolio Analyst and Secondary Loan Trader for the Fund (since January 2001). He also serves as Senior Portfolio Analyst and Secondary Loan Trader for ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans (since December 1999.) Mr. Nutting is an Assistant Vice President of ING Investments (since November 1999) and joined ING Funds Services in July 1995 as an Operations Associate.

RALPH E. BUCHER serves as Portfolio Manager of the Fund (since November 2001) and Vice President of ING Investments (since November 2001). He also serves as Portfolio Manager of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans. Prior to joining ING Investments, Mr. Bucher was the North American Head of Special Assets for Standard Chartered Bank (June 1999 - November 2001). Mr. Bucher has also held other senior credit approval positions with Societe Generale (June 1997 - June 1999) and with Standard Chartered (February 1992 - June 1997).

BRIAN S. HORTON serves as Portfolio Manager of the Fund (since September 2001) and Vice President of ING Investments (since September 2001). He also serves as Portfolio Manager of ING Prime Rate Trust, another closed-end fund that invests primarily in Senior Loans. Prior to joining ING Investments, Mr. Horton was a Vice President in the Corporate and Investment Banking Group at Bank of America Securities LLC, where he worked in the Consumer and Retail Industry Group, providing clients in those industries with services including debt and equity capital raising, mergers and acquisitions advisory, credit, derivatives, and other corporate and investment banking products (1999 - 2001). Mr. Horton also served in various other corporate finance and relationship management positions during his seven years at Bank of America, including corporate finance specialist for the Southeast U.S. region from (1997 - 1999). Mr. Horton's other professional experience includes positions as Associate at Salomon Brothers Inc. and Senior Investment Analyst for Franchise Finance Corporation of America.

THE ADMINISTRATOR

The Administrator of the Fund is ING Funds Services, LLC (ING Funds Services). Its principal business address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the Investment Manager.

Under an Administration Agreement between ING Funds Services and the Fund, ING Funds Services administers the Fund's corporate affairs subject to the supervision of the Board of Trustees of the Fund. In that connection, ING Funds Services monitors the provisions of the Senior Loan agreements and any agreements with respect to interests in Senior Loans and is responsible for recordkeeping with respect to the Senior Loans in the Fund's repurchase offers portfolio. ING Funds Services also furnishes the Fund with office facilities and furnishes executive personnel together with clerical and certain recordkeeping and administrative services. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by the Custodian or Transfer Agent (as defined below). The Administrator has authorized all of its officers and employees who have been elected as Trustees or officers of the Fund to serve in the latter capacities. All services furnished by the Administrator under the Administration Agreement may be furnished by such officers or employees of the Administrator.

The Fund pays ING Funds Services an administration fee, computed daily and payable monthly. The Administration Agreement states that ING Funds Services is entitled to receive a fee at an annual rate of 0.10% of the Fund's Managed Assets.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

The transfer agent, dividend disbursing agent and registrar for the Common Shares is DST Systems, Inc. (DST), whose principal business address is 816 Wyandotte, Kansas City, Missouri 64105.

CUSTODIAN

The Fund's securities and cash are held and maintained under a Custody Agreement with State Street Bank and Trust Company, whose principal place of business is 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 Investment Management and Other Services     27

PLAN OF DISTRIBUTION
--------------------------------------------------------------------------------

The Fund has entered into a Distribution Agreement with ING Funds Distributor. Its principal business address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Subject to the terms and conditions of the Distribution Agreement, the Fund may issue and sell Common Shares of the Fund from time to time through certain broker-dealers which have entered into selected dealer agreements with ING Funds Distributor. The Common Shares will be offered on a continuous basis and may be purchased at NAV.

In connection with the sale of Class A Common Shares, ING Funds Distributor will reallow to broker-dealers participating in the offering from the sales charge depending on the amount of the sale as follows: 4.25% for amounts less than $50,000; 4.00% for amounts of $50,000 to $99,999; 3.00% for amounts of $100,000 to $249,999; 2.25% for amounts of $250,000 to $499,999; and 1.75% for amounts of
$500,000 to $999,999. For purchases of Class A Common Shares that are subject to an EWC, ING Funds Distributor will compensate broker-dealers participating in the offering depending on the amount invested as follows: 1.00% for amounts of $1,000,000 to $2,499,999; 0.50% for amounts of $2,500,000 to $4,999,999; and
0.25% for amounts over $5,000,000.

ING Funds Distributor will compensate broker-dealers participating in the offering at a rate of 3.0% of the gross sales price per share for Class B Common Shares and 1.0% of the gross sales price per share for Class C Common Shares purchased from the Fund by such broker-dealer. No commission is paid on Class Q Common Shares.

Settlements of sales of Common Shares will occur on the third business day following the date on which any such sales are made. Unless otherwise indicated in a prospectus supplement, ING Funds Distributor will act as underwriter on a reasonable efforts basis.

In addition, ING Funds Distributor will compensate broker-dealers participating in the offering on a quarterly basis at rates that are based on the average daily net assets of shares that are registered in the name of such broker-dealer as nominee or held in a shareholder account that designates such broker-dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B and 0.50% for Class C Shares. Rights to these ongoing payments begin to accrue in the 13th month following a purchase of Class A, B or C Shares.

USE OF PROCEEDS

If the Fund has no outstanding borrowings under its credit facility, it is expected that the net proceeds of Common Shares issued pursuant to the Offering will be invested in Senior Loans and other securities consistent with the Fund's investment objective and policies within three months.

If the Fund has outstanding borrowings under its credit facility, the proceeds will be used to pay down these borrowings. See "Investment Objective and Policies -- Policy on Borrowing."

By paying down the Fund's borrowings, the Fund can avoid adverse impacts on yields pending investment of such proceeds in Senior Loans. As investment opportunities are subsequently identified, it is expected that the Fund will reborrow amounts previously repaid and invest such amounts in additional Senior Loans. As of June 14, 2002, the Fund had no outstanding borrowings under its credit facility.

DIVIDENDS AND DISTRIBUTIONS

DISTRIBUTION POLICY

Income dividends on Common Shares are calculated and declared daily and paid monthly under guidelines approved by the Board of Trustees.The Fund may make one or more annual payments from any realized capital gains, if any.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional Common Shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, C or Q Common Shares of the Fund invested in another ING Fund which offers the same class shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may upon written request elect to have all dividends invested into a pre-existing Class A account of any open-end ING Fund.

28     Plan of Distribution

                                                         DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

The Fund was organized as a Delaware business trust on December 15, 2000, and is registered with the SEC as a continuously-offered, diversified, closed-end management investment company that makes monthly repurchase offers for its Common Shares, subject to certain conditions. The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest classified as Common Shares, and an unlimited number of shares of beneficial interest classified as preferred shares. As of June 14, 2002, ING America Insurance Holdings Inc., 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327, an affiliate of the Investment Manager, owned 14,290,545 shares of the Fund's Class Q Common Shares. It is a control person of the Fund and will remain so until such time as it owns 25% or less of the outstanding Common Shares of all classes.

Under Delaware law, Fund shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized under the general corporation law of Delaware. As an added protection, the Fund's Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund. The Fund's Declaration of Trust provides for indemnification out of the Fund's property for all losses and expenses of any shareholder held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations wherein the complaining party was held not to be bound by the disclaimer.

The Fund will send unaudited reports at least semi-annually and audited financial statements annually to all of its shareholders.

The Declaration of Trust provides that obligations of the Fund are not binding upon Trustees individually but only upon the property of the Fund. It also provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

DIVIDENDS, VOTING AND LIQUIDATION RIGHTS

Each Common Share of the Fund has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. Matters such as approval of new advisory agreements and changes in a fundamental policy of the Fund require the affirmative vote of all shareholders. Matters affecting a certain class of the Fund will be voted on by shareholders of that particular class.

All Common Shares, when issued, are fully paid and are non-assessable by the Fund. There are no preemptive or conversion rights (other than the automatic conversion of Class B Common Shares to Class A Common Shares after eight years) applicable to any of the Common Shares. Common Shares do not have cumulative voting rights and, as such, holders of more than 50% of the Common Shares voting for trustees representing the holder of Common Shares can elect all trustees representing the holders of Common Shares and the remaining shareholders would not be able to elect any such trustees.

In the event preferred shares are outstanding, holders of preferred shares, voting as a separate class, are entitled to elect (1) two trustees of the Fund at all times and (2) a majority of the trustees if at any time dividends on are unpaid in an amount equal to two years' dividends thereon, and to continue to be so represented until all dividends in arrears have been paid or otherwise provided for. In all other cases, trustees will be elected by holders of Common Shares voting separately as a single class.

Subject to the voting rights described, the Fund may not, among other things, without the approval of the holders of a majority of the outstanding preferred shares, voting as a separate class, approve any plan of reorganization adversely affecting preferred shares. In addition, the Fund may not, without the affirmative vote of the holders of at least a majority of the outstanding preferred shares, voting as a separate class: (a) authorize, create or issue additional preferred shares or classes or series of preferred shares ranking prior to or on a parity with preferred shares with respect to the payment of dividends or the distribution of assets upon liquidation; (b) amend, alter or repeal the provisions of the Declaration of Trust, the Bylaws of the Fund or any Certificate of Designation, whether by merger, consolidation or otherwise, so as to materially affect any preference, right or power of such preferred shares or the holders thereof; or (c) change or adjust any investment restrictions of the Fund that are designated as fundamental by the Prospectus or SAI.

When the Fund has any preferred shares outstanding, the Fund may not pay any dividend or distribution (other than a dividend or distribution paid in shares of a series of, or in options, warrants or rights to subscribe for or purchase, Common Share) in respect of Common Shares or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares (except by conversion into or exchange for shares of the Fund ranking junior to the preferred shares as to the payment of dividends and the distribution of assets upon liquidation), unless (1) it has paid all cumulative dividends on preferred shares; (2) it has redeemed any preferred shares that it has called for mandatory redemption; and (3) after paying the dividend, the Fund meets asset coverage requirements set forth in the Declaration of Trust or any Certificate of Designation.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  Description of the Fund     29

DESCRIPTION OF THE FUND
--------------------------------------------------------------------------------

STATUS OF SHARES

The following table sets forth information about the Fund's outstanding Common Shares as of June 14, 2002:

                                                 AMOUNT HELD BY
                                                  FUND FOR ITS      AMOUNT
         TITLE OF CLASS      AMOUNT AUTHORIZED     OWN ACCOUNT   OUTSTANDING
         --------------      -----------------     -----------   -----------
     Class A Common Shares       Unlimited              0            277,017
     Class B Common Shares       Unlimited              0          1,076,563
     Class C Common Shares       Unlimited              0          1,744,772
     Class Q Common Shares       Unlimited              0         14,818,502


FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES OF THE FUND

The investment objective of the Fund, certain policies of the Fund specified herein as "fundamental" and the investment restrictions of the Fund described in the SAI are fundamental policies of the Fund and may not be changed without a "Majority Vote" of the shareholders of the Fund. The term "Majority Vote" means the affirmative vote of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. All other policies of the Fund may be modified by resolution of the Board of Trustees of the Fund.

30     Description of the Fund

                                                DESCRIPTION OF CAPITAL STRUCTURE
--------------------------------------------------------------------------------

COMMON SHARES

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of Common Shares of beneficial interest, par value $.01 per share. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Common Shares will, when issued, be fully paid and non-assessable, and will have no pre-emptive or conversion rights or rights to cumulative voting.

Whenever preferred shares are outstanding, holders of Common Shares will not be entitled to receive any distributions from the Fund, unless at the time of such declaration, (1) all accrued dividends on preferred shares or accrued interest on borrowings have been paid and (2) the value of the Fund's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Fund not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares. In addition to the requirements of the 1940 Act, the Fund is required to comply with the other asset coverage requirements as a condition of the Fund obtaining a rating of the preferred shares from a rating agency. These requirements include asset coverage tests more stringent than under the 1940 Act. See "Preferred Shares" below.

BORROWINGS

The Fund's Declaration of Trust authorizes the Fund, without the prior approval of holders of Common Shares, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise granting a security interest in the Fund's assets. See "Borrowings by the Fund."

PREFERRED SHARES

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of a class of beneficial interest with preference rights, including preferred shares, having a par value $.01 per share, in one or more series, with rights as determined by the Board of Trustees in consultation with the Investment Manager, by action of the Board of Trustees without the approval of the holders of Common Shares or other series of outstanding preferred shares. The preferred shares will have such preferences, voting powers, terms of redemption, if any, and special or relative rights or privileges (including conversion rights, if any) as the Board of Trustees in consultation with the Investment Manager may determine and as are set forth in the Fund's Certificate of Designation establishing the terms of the preferred shares.

Any decision to offer preferred shares is subject to market conditions and to the Board of Trustees' and the Investment Manager's continuing belief that leveraging the Fund's capital structure through the issuance of preferred shares is likely to achieve the benefits to the Common Shares described in this prospectus for long-term investors. The terms of the preferred shares will be determined by the Board of Trustees in consultation with the Investment Manager (subject to applicable law and the Fund's Declaration of Trust) if and when it authorizes a preferred shares offering. It is expected, at least initially, that the preferred shares would likely pay cumulative dividends at rates determined over relatively shorter-term periods (such as 7 days) and would provide for the periodic redetermination of the dividend rate through an auction or remarketing procedure. The preference on distribution, liquidation preference, voting rights and redemption provisions of the preferred shares will likely be as stated below.

Under the 1940 Act, the Fund could issue preferred shares with an aggregate liquidation value of up to one-half of the value of the Fund's total net assets measured immediately after issuance of the preferred shares. "Liquidation value" means the original purchase price, less the value of any senior securities representing indebtedness then outstanding, of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the preferred shares is less than one-half of the value of the Fund's total net assets (determined after deducting the amount of such dividend or distribution) immediately after the distribution.

The preferred shares have complete priority over the Common Shares as to distribution of assets. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of preferred shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         Description of Capital Structure     31

TAX MATTERS
--------------------------------------------------------------------------------

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. Investors should rely on their own tax adviser for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. It does not matter how long a shareholder has held the Fund's Common Shares or whether the shareholder elects to receive distributions in cash or reinvest them in additional Fund's Common Shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to a shareholder at his or her long-term capital gains rate.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

Each shareholder will receive an annual statement summarizing the shareholder's dividend and capital gains distributions.

If a shareholder invests through a tax-deferred account, such as a retirement plan, the shareholder generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and shareholders should consult a tax adviser about investment through a tax-deferred account.

There may be tax consequences to a shareholder if the shareholder sells Fund's Common Shares. A shareholder will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long the shareholder holds those Common Shares. If a shareholder exchanges shares, the shareholder may be treated as if he or she sold them. Shareholders are responsible for any tax liabilities generated by their own transactions.

If, pursuant to an offer by the Fund to repurchase its Common Shares, a shareholder tenders all Common Shares of the Fund that he or she owns or is considered to own, the shareholder may realize a taxable gain or loss. This gain or loss will be treated as capital gain or loss if the Fund's Common Shares are held as capital assets and will be long-term or short-term depending upon the shareholder's holding period for the Common Shares. If, pursuant to an offer by the Fund to repurchase its Common Shares, a shareholder tenders fewer than all of the Common Shares of the Fund that he or she owns or is considered to own, the redemption may not qualify as an exchange, and the proceeds received may be treated as a dividend, return of capital or capital gain, depending on the Fund's earning and profits and the shareholder's basis in the tendered Common Shares. If that occurs, there is a risk that non-tendering shareholders may be considered to have received a deemed distribution as a result of the Fund's purchase of tendered Common Shares, and all or a portion of that deemed distribution may be taxable as a dividend.

As with all investment companies, the Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to a shareholder if the shareholder fail to provide the Fund with his or her correct taxpayer identification number or to make required certifications, or if the shareholder has been notified by the IRS that he or she is subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

32     Tax Matters

                                                                MORE INFORMATION
--------------------------------------------------------------------------------

LEGAL MATTERS

The validity of the Common Shares offered hereby will be passed on for the Fund by Dechert, 1775 Eye Street, NW, Washington, DC and 30 Rockefeller Plaza New York, NY 10112, counsel to the Fund.

AUDITORS

KPMG LLP serves as independent auditors for the Fund. The auditors' address is 355 South Grand Avenue, Los Angeles, California 90071.

REGISTRATION STATEMENT

The Fund has filed with the SEC, Washington, DC, a Registration Statement under the Securities Act, relating to the Common Shares offered hereby. For further information with respect to the Fund and its Common Shares, reference is made to such Registration Statement and the exhibits filed with it.

SHAREHOLDER REPORTS

The Fund issues reports that include financial information to its shareholders at least semi-annually.

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                         More Information     33

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth selected financial information which has been derived from the financial statements in the Fund's Annual Report dated as of February 28, 2002. The information in the table below has been audited by KPMG LLP, independent auditors.

                                                                        CLASS A          CLASS B         CLASS C
                                                                      ------------     ------------    ------------
                                                                         PERIOD           PERIOD          PERIOD
                                                                          ENDED            ENDED           ENDED
                                                                      FEBRUARY 28,     FEBRUARY 28,    FEBRUARY 28,
                                                                         2002(1)          2002(1)         2002(1)
                                                                      ------------     ------------    ------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                         $          15.00            15.00           15.00
  Income from investment operations:
  Net investment income                                        $           0.81             0.75            0.75
  Net realized and unrealized loss on investments              $          (0.09)           (0.10)          (0.10)
  Total from investment operations                             $           0.72             0.65            0.65
  Less distributions from:
  Net investment income                                        $           0.80             0.73            0.73
  Net asset value, end of period                               $          14.92            14.92           14.92
  TOTAL RETURN(3)                                              %           4.92             4.45            4.45

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $          2,411           12,776          19,391
  Average borrowings (000's)                                   $         19,797           19,797          19,797

RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:(4)(5)
  Expenses (before interest and other fees
    related to revolving credit facility)                      %           1.47             1.96            1.96
  Gross expenses                                               %           1.73             2.23            2.23
  Net investment income                                        %           5.58             5.19            5.20

RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:(4)(5)
  Expenses (before interest and other fees
    related to revolving credit facility)                      %           1.82             2.29            2.29
  Gross expenses                                               %           2.07             2.54            2.54
  Net investment income                                        %           5.26             4.89            4.89
  Portfolio turnover rate                                      %             65               65              65
  Shares outstanding at end of period (000)                                 162              856           1,300

                                                                                CLASS Q(6)
                                                                      -----------------------------
                                                                          YEAR           PERIOD
                                                                         ENDED            ENDED
                                                                      FEBRUARY 28,     FEBRUARY 28,
                                                                          2002            2001(2)
                                                                      ------------     ------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                         $          15.30            15.02
  Income from investment operations:
  Net investment income                                        $           0.81             0.14
  Net realized and unrealized gain (loss) on investments       $          (0.32)            0.14
  Total from investment operations                             $           0.49             0.28
  Less distributions from:
  Net investment income                                        $           0.90               --
  Net asset value, end of period                               $          14.89            15.30
  TOTAL RETURN(3)                                              %           3.73             1.80

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $        215,029           94,096
  Average borrowings (000's)                                   $         19,797               --

RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:(4)(5)
  Expenses (before interest and other fees
    related to revolving credit facility)                      %           1.43               --
  Gross expenses                                               %           1.63             1.85
  Net investment income                                        %           5.94             7.00

RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:(4)(5)
  Expenses (before interest and other fees related
    to revolving credit facility)                              %           1.70               --
  Gross expenses                                               %           1.90             1.85
  Net investment income                                        %           5.67             7.00
  Portfolio turnover rate                                      %             65               11
  Shares outstanding at end of period (000)                              14,439            6,152

----------
(1)  Classes A, B and C commenced offering of shares on April 2, 2001.
(2)  Class Q commenced operations on December 15, 2000.
(3)  Total returns are not annualized for periods of less than one year.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses.
(6) Effective March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a Share for one Share. Prior period amounts have been restated to reflect the reverse stock split.

34     Financial Highlights

                                             STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Change of Name ...........................................................     2
Investment Objective .....................................................     2
Investment Restrictions ..................................................     2
Repurchase Offer Fundamental Policy ......................................     3
Additional Information About Investments and Investment Techniques .......     4
Trustees and Officers ....................................................    12
Compensation Table .......................................................    20
Code of Ethics ...........................................................    27
Investment Management and Other Services .................................    28
Portfolio Transactions ...................................................    31
Liquidity Requirements ...................................................    32
Net Asset Value ..........................................................    32
Federal Taxation .........................................................    33
Advertising and Performance Data .........................................    37
General Information ......................................................    39
Financial Statements .....................................................    39

                [GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Statement of Additional Information     35

                             ING SENIOR INCOME FUND
                          7337 E. DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258
                                 (800) 992-0180

--------------------------------------------------------------------------------
                            TRUST ADVISORS AND AGENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGER                          DISTRIBUTOR

ING Investments, LLC                        ING Funds Distributor, Inc.
7337 E. Doubletree Ranch Road               7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258                        Scottsdale, AZ 85258

ADMINISTRATOR                               TRANSFER AGENT

ING Funds Services, LLC                     DST Systems, Inc.
7337 E. Doubletree Ranch Road               816 Wyandotte
Scottsdale, AZ 85258                        Kansas City, MO 64105

CUSTODIAN                                   LEGAL COUNSEL

State Street Bank and Trust Company         Dechert
801 Pennsylvania Avenue                     1775 Eye Street, NW
Kansas City, MO 64105                       Washington, DC 20006

INDEPENDENT AUDITORS                        INSTITUTIONAL INVESTORS AND ANALYSTS

KPMG LLP                                    Call ING Senior Income Fund
355 South Grand Avenue                      1-800-336-3436
Los Angeles, CA 90071

THE FUND HAS NOT AUTHORIZED ANY PERSON TO PROVIDE YOU WITH ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THIS OFFER. YOU SHOULD RELY ONLY ON THE INFORMATION IN THIS PROSPECTUS OR OTHER INFORMATION TO WHICH WE HAVE REFERRED YOU. THIS PROSPECTUS IS NOT AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY ANY SECURITY OTHER THAN THE COMMON SHARES OFFERED BY THIS PROSPECTUS, NOR DOES IT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF ANY OFFER TO BUY THE COMMON SHARES BY ANYONE IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION IS NOT AUTHORIZED, OR IN WHICH THE PERSON MAKING SUCH OFFER OR SOLICITATION IS NOT QUALIFIED TO DO SO, OR TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION. THE DELIVERY OF THIS PROSPECTUS OR ANY SALE MADE PURSUANT TO THIS PROSPECTUS DOES NOT IMPLY THAT THE INFORMATION CONTAINED IN THIS PROSPECTUS IS CORRECT AS OF ANY TIME AFTER THE DATE OF THIS PROSPECTUS. HOWEVER, IF ANY MATERIAL CHANGE OCCURS WHILE THIS PROSPECTUS IS REQUIRED BY LAW TO BE DELIVERED, THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED.

WHEN CONTACTING THE SEC, YOU WILL WANT TO REFER TO THE FUND'S SEC FILE NUMBER. THE FILE NUMBER IS AS FOLLOWS:

1940 Act File No. 811-10223

[LION LOGO]
 ING FUNDS                                                   SIPROS070102-070102

                         GRAPHICS DESCRIPTION APPENDIX

There are six icon sized graphics used throughout the prospectus as follows:

1. In the sections describing the objective of the Funds, the graphic icon is that of a dart in the bullseye of a target.

2. In the sections describing the investment strategy of the Funds, the graphic icon is that of a compass pointing due north.

3. In the sections describing the risks of the Funds, the graphic icon is that of an old fashioned scale tilting heavy on the left side.

4. In the sections describing the performance history of the Funds, the graphic icon is that of a stack of US currency bills.

5. In the sections describing what you pay to invest, the graphic icon is that of a penny.

6. On the bottom footer of every odd numbered page (right hand page), the graphic icon is that of a telephone by the 800 number of the fund to call for information.

                             ING Senior Income Fund

                      (formerly Pilgrim Senior Income Fund)

                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2002

     ING Senior Income Fund (the "Fund") is a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to provide investors with a high level of monthly income. There is no assurance that the Fund will achieve its investment objective. The Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its Managed Assets in higher yielding, U.S. dollar denominated, floating rate secured senior loans made only to borrowers that are corporations or other business entities organized under U.S. law or located in the U.S. ("Senior Loans"). The Fund will continuously offer its shares to the public and conduct monthly repurchase offers for its shares. The Fund is managed by ING Investments, LLC ("ING Investments" or the "Investment Manager") formerly ING Pilgrim Investments, LLC.

     This Statement of Additional Information ("SAI") relating to this offering does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated July 1, 2002. This SAI does not include all information that a prospective investor should consider before purchasing shares in this offering, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling the Investment Manager at (800) 992-0180.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
CHANGE OF NAME.................................................................2
INVESTMENT OBJECTIVE...........................................................2
INVESTMENT RESTRICTIONS........................................................2
REPURCHASE OFFER FUNDAMENTAL POLICY............................................3
ADDITIONAL INFORMATION ABOUT INVESTMENTS AND INVESTMENT TECHNIQUES.............4
TRUSTEES AND OFFICERS.........................................................12
COMPENSATION TABLE............................................................20
CODE OF ETHICS................................................................27
INVESTMENT MANAGEMENT AND OTHER SERVICES......................................28
PORTFOLIO TRANSACTIONS........................................................31
LIQUIDITY REQUIREMENTS........................................................32
NET ASSET VALUE...............................................................32
FEDERAL TAXATION..............................................................33
ADVERTISING AND PERFORMANCE DATA..............................................37
GENERAL INFORMATION...........................................................39
FINANCIAL STATEMENTS..........................................................39


     The prospectus and SAI omit certain information contained in the registration statement filed with the Securities and Exchange Commission ("Commission" or "SEC"), Washington, DC. The registration statement may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office for no charge. The registration statement is also available on the Commission's website (www.sec.gov).

                                 CHANGE OF NAME

     Effective March 1, 2002, the Fund changed its name from "Pilgrim Senior Income Fund" to "ING Senior Income Fund."

                              INVESTMENT OBJECTIVE

     The Fund's investment objective is to provide investors with a high level of monthly income. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its Managed Assets in higher yielding, U.S. dollar denominated, floating rate secured senior loans made only to borrowers that are corporations or other business entities organized under U.S. law or located in the U.S. ("Senior Loans"). The Fund can also invest up to 20% of its total assets in other investments, including unsecured loans, subordinated loans, corporate debt securities, loans to foreign borrowers, equity securities incidental to its investment in loans and other investment companies such as money market funds. Under normal circumstances, the Fund may also invest up to 10% of its total assets in cash and/or short-term instruments. During periods when, in the opinion of the Fund's Investment Manager, a temporary defensive posture in the market is appropriate, the Fund may hold up to 100% of its assets in cash and/or short-term instruments.

                             INVESTMENT RESTRICTIONS

     The Fund operates under a number of investment policies and restrictions. Certain investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of a majority of the Fund's outstanding voting securities, including a majority of any holders of preferred shares voting separately as a class. In accordance with the 1940 Act, a majority of the Fund's outstanding securities means the lesser of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares. The following investment restrictions have been designated as fundamental policies. The Fund will not:

1. Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security by reason of (i) entering into certain interest rate hedging transactions, (ii) entering into reverse repurchase agreements, or (iii) borrowing money or issuing preferred shares in amounts not exceeding the asset coverage tests established by Section 18(f) of the 1940 Act or as otherwise permitted by law.

2.   Invest more than 25% of its total assets in any industry.

3. Make investments in any one issuer other than U.S. government securities if, immediately after such purchase or acquisition, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would own more than 25% of any outstanding issue, except that up to 25% of the Fund's total assets may be invested without regard to the foregoing restrictions. For the purpose of the foregoing restriction, the Fund will consider the borrower on a loan, including a loan participation, to be the issuer of such loan. In addition, with respect to a loan under which the Fund does not have privity with the borrower or would not have a direct cause of action against the borrower in the event of the failure of the borrower to pay scheduled principal or interest, the Fund will also separately meet the foregoing requirements and consider each interpositioned bank (a lender from which the Fund acquires a loan) to be an issuer of the loan.

4. Act as an underwriter of securities, except to the extent that it may be deemed to act as an underwriter in certain cases when disposing of its portfolio investments or acting as an agent or one of a group of co-agents in originating loans.

5. Purchase or sell equity securities, real estate, real estate mortgage loans, commodities, commodity futures contracts, or oil or gas exploration or development programs; or sell short, purchase or sell straddles, spreads, or combinations thereof, or write put or call options (except that the Fund may, incidental to the purchase or ownership of an interest in a loan, or as part of a borrower reorganization, acquire, sell and exercise warrants and/or acquire or sell other equity securities as well as other assets, such as real estate and real estate mortgage loans.)

6. Make loans of money or property to any person, except that the Fund may (i) make loans to corporations or other business entities, or enter into leases or other arrangements that have the characteristics of a loan consistent with its investment objective and policies; (ii) lend portfolio instruments; and (iii) acquire securities subject to repurchase agreements.

7. Make investments on margin, hypothecate, mortgage or pledge any of its assets except for the purpose of providing security for borrowings as described above in paragraph 1 and then only in an amount up to 33 1/3%.

     If a percentage restriction set forth in paragraphs 2, 3 or 7 above is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in value of the Fund's investments or amount of total assets will not be considered a violation of any of the foregoing restrictions.

     There is no limitation on the percentage of the Fund's total assets that may be invested in instruments which are not readily marketable or subject to restrictions on resale, and to the extent the Fund invests in such instruments, the Fund's portfolio should be considered illiquid. The extent to which the Fund invests in such instruments may affect its ability to realize the net asset value ("NAV") of the Fund.

     The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its Managed Assets in higher yielding, U.S. dollar denominated, floating rate secured senior loans made only to borrowers that are corporations or other business entities organized under U.S. law or located in the U.S. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                       REPURCHASE OFFER FUNDAMENTAL POLICY

     The Board of Trustees has adopted a Repurchase Offer Fundamental Policy resolution setting forth the Fund's fundamental policy that it will conduct monthly Repurchase Offers. This Fundamental policy may be changed only with the approval of a majority of the Fund's outstanding voting securities, including a majority of any holders of preferred shares voting separately as a class. The Fund is required to offer to repurchase between 5% and 25% of its outstanding Common Shares with each repurchase offer, and under normal market conditions the Board of Trustees expects to authorize a 5% offer. The Fund may not repurchase more than 25% of its outstanding Common Shares during any calendar quarter.

     The time and dates by which repurchase offers must be accepted (the "Repurchase Request Deadline") are 4:00 p.m. Eastern Standard Time on the 10th business day of each month. The repurchase price will be the Fund's NAV determined on the repurchase pricing date, which will be a date not more than 14 calendar days following the Repurchase Request Deadline (or the next business day if the 14th calendar day is not a business day). Payment for all Common Shares repurchased pursuant to these offers will be made not later than 5 business days or 7 calendar days (whichever period is shorter) after the repurchase pricing date. Under normal circumstances, it is expected that the repurchase pricing date will be the Repurchase Request Deadline, and that the repurchase price will be the Fund's NAV determined after close of business on the Repurchase Request Deadline. Payment for Common Shares tendered will normally be made on the first business day following the repurchase pricing date and, in every case, at least five business days before sending notification of the next monthly repurchase offer. If the tendered shares have been purchased immediately prior to the tender, the Fund will not release repurchase proceeds until payment for the tendered shares has settled.

     The Repurchase Offer Fundamental Policy may be changed only with approval of a majority of the Fund's outstanding voting securities, including a majority of any holders of preferred shares voting separately as a class.

                          ADDITIONAL INFORMATION ABOUT
                      INVESTMENTS AND INVESTMENT TECHNIQUES

     Some of the different types of securities, in which the Fund may invest, subject to its investment objective, policies and restrictions, are described in the Prospectus under "Investment Objective and Policies." Additional information concerning certain of the Fund's investments and investment techniques is set forth below.

EQUITY SECURITIES

     In connection with its purchase or holding of interests in loans, the Fund may acquire (and subsequently sell) equity securities or exercise warrants that it receives. The Fund will acquire such interests only as an incident to the intended purchase or ownership of loans or in connection with a reorganization of a borrower. The Fund normally will not hold more than 20% of its total assets in equity securities. Equity securities will not be treated as Senior Loans; therefore, an investment in such securities will not count toward the 80% of the Fund's Managed Assets that normally will be invested in Senior Loans. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

INTEREST RATES AND PORTFOLIO MATURITY

     Interest rates on loans in which the Fund invests adjust periodically. The interest rates are adjusted based on a base rate plus a premium or spread over the base rate. The base rate usually is the London Inter-Bank Offered Rate ("LIBOR"), the Federal Reserve federal funds rate, the Prime Rate or other base lending rates used by commercial lenders. LIBOR usually is an average of the interest rates quoted by several designated banks as the rates at which they pay interest to major depositors in the London interbank market on U.S. dollar denominated deposits. The Investment Manager believes that changes in short-term LIBOR rates are closely related to changes in the Federal Reserve federal funds rate, although the two are not technically linked. The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank's lowest available rate.

     Loans in which the Fund invests typically have interest rates, which reset at least quarterly and may reset as frequently as daily. The maximum duration of an interest rate reset on any loan in which the Fund can invest is one year. Although the Fund has no restrictions on investment maturity, normally at least 80% of its portfolio will be invested in assets with remaining maturities of ten years or less. The Fund's portfolio of loans will ordinarily have a dollar-weighted average time until the next interest rate adjustment of 90 days or less, although the time may exceed 90 days. The Fund may find it possible and appropriate to use interest rate swaps and other investment practices to shorten the effective interest rate adjustment period of loans. If the Fund does so, it will consider the shortened period to be the adjustment period of the loan. As short-term interest rates rise, interest payable to the Fund should increase. As short-term interest rates decline, interest payable to the Fund should decrease. The amount of time that will pass before the Fund experiences the effects of changing short-term interest rates will depend on the dollar-weighted average time until the next interest rate adjustment on the Fund's portfolio of loans.

     Loans usually have mandatory and optional prepayment provisions. Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity. If a loan is prepaid, the Fund will have to reinvest the proceeds in other loans or securities, which may have a lower fixed spread over its base rate. In such a case, the amount of interest paid to the Fund would likely decrease.

     In the event of a change in the benchmark interest rate on a loan, the rate payable to lenders under the loan will, in turn, change at the next scheduled reset date. If the benchmark rate goes up, the Fund as lender would earn interest at a higher rate, but only on and after the reset date. If the benchmark rate goes down, the Fund as lender would earn interest at a lower rate, but only on and after the reset date.

     During normal market conditions, changes in market interest rates will affect the Fund in certain ways. The principal effect will be that the yield on the Fund's Common Shares will tend to rise or fall as market interest rates rise and fall. This is because almost all of the assets in which the Fund invests pay interest at rates, which float in response to changes in market rates. However, because the interest rates on the Fund's assets reset over time, there will be an imperfect correlation between changes in market rates and changes to rates on the portfolio as a whole. This means that changes to the rate of interest paid on the portfolio, as a whole will tend to lag behind changes in market rates.

     Market interest rate changes may also cause the Fund's NAV to experience moderate volatility. This is because the value of a loan asset in the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan, given its individual credit and other characteristics. If market interest rates change, a loan's value could be affected to the extent the interest rate paid on that loan does not reset at the same time. As discussed above, the rates of interest paid on the loans in which the Fund invests have a weighted average reset period that typically is less than 90 days. Therefore, the impact of the lag between a change in market interest rates and the change in the overall rate on the portfolio is expected to be minimal.

     Finally, to the extent that changes in market rates of interest are reflected not in a change to a base rate such as LIBOR but in a change in the spread over the base rate which is payable on loans of the type and quality in which the Fund invests, the Fund's NAV could be adversely affected. Again, this is because the value of a loan asset in the Fund is partially a function of whether it is paying what the market perceives to be a market rate of interest for the particular loan, given its individual credit and other characteristics. However, unlike changes in market rates of interest for which there is only a temporary lag before the portfolio reflects those changes, changes in a loan's value based on changes in the market spread on loans in the Fund's portfolio may be of longer duration.

CHANGES TO NAV

     The NAV of the Fund is expected to change in response to a variety of factors, primarily in response to changes in the creditworthiness of the borrowers on the loans in which the Fund invests. See "Credit Risk on Senior Loans" in the Fund's Prospectus. "Changes" in market interest rates may also have a moderate impact on the Fund's NAV. See "Interest Rate Risk" in the Fund's Prospectus. Another factor which can affect the Fund's NAV is changes in the pricing obtained for the Fund's assets.

OTHER INVESTMENTS

     Assets not invested in Senior Loans will generally consist of unsecured loans, subordinated loans, corporate debt securities, loans to foreign borrowers, cash or short-term debt instruments with remaining maturities of 120 days or less (which may have yields tied to the Prime Rate, commercial paper rates, the federal funds rate or LIBOR), equity securities and warrants acquired in connection with investment in or restructuring of a loan and other instruments as described under "Additional Information About Investments and Investment Techniques" and other investment companies such as money market funds. Short-term debt instruments may include (i) commercial paper rated A-1 by Standard & Poor's Ratings Services or P-1 by Moody's Investors Service, Inc., or of comparable quality as determined by the Investment Manager, (ii) certificates of deposit, bankers' acceptances, and other bank deposits and obligations, and
(iii) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal circumstances, the Fund may invest up to 10% of its total assets in cash and/or short-term instruments. During periods when, in the judgment of the Investment Manager, a temporary defensive posture in the market is appropriate, the Fund may hold up to 100% of its assets in cash.

REPURCHASE AGREEMENTS

     The Fund has the ability, pursuant to its investment objective and policies, to enter into repurchase agreements. Such agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Manager will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. To mitigate this risk, the Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.

REVERSE REPURCHASE AGREEMENTS

     The Fund has the ability, pursuant to its investment objective and policies, to enter into reverse repurchase agreements. A reverse repurchase agreement is an instrument under which the Fund may sell an underlying debt instrument and simultaneously obtain the commitment of the purchaser to sell the security back to the Fund at an agreed upon price on an agreed upon date. Reverse repurchase agreements will be considered borrowings by the Fund, and as such are subject to the restrictions on borrowing. Borrowings by the Fund create an opportunity for greater total return, but at the same time, increase exposure to capital risk. The Fund will maintain in a segregated account with its custodian cash or liquid high grade portfolio securities in an amount sufficient to cover its obligations with respect to the reverse repurchase agreements. The Fund will receive payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. Regulations of the Commission require either that securities sold by the Fund under a reverse repurchase agreement be segregated pending repurchase or that the proceeds be segregated on the Fund's books and records pending repurchase. Reverse repurchase agreements may involve certain risks in the event of default or insolvency of the other party, including possible loss from delays or restrictions upon the Fund's ability to dispose of the underlying securities. An additional risk is that the market value of securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.

LENDING LOANS AND OTHER PORTFOLIO INSTRUMENTS

     To generate additional income, the Fund may lend its portfolio securities including an interest in a loan, in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the Investment Manager. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

     The Fund may seek to increase its income by lending financial instruments in its portfolio in accordance with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission. The lending of financial instruments is a common practice in the securities industry. The loans are required to be secured continuously by collateral, consistent with the requirements of the 1940 Act discussed below, maintained on a current basis at an amount at least equal to the market value of the portfolio instruments loaned. The Fund has the right to call a loan and obtain the portfolio instruments loaned at any time on such notice as specified in the transaction documents. For the duration of the loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the portfolio instruments loaned and may also receive compensation for the loan of the financial instrument. Any gain or loss in the market price of the instruments loaned that may occur during the term of the loan will be for the account of the Fund.

     The Fund may lend its portfolio instruments so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the instruments loaned, (b) the borrowers add to such collateral whenever the price of the instruments loaned rises (I.E., the value of the loan is "marked to market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned instruments and increase in their market value. The Fund may lend its portfolio instruments to member banks of the Federal Reserve System, members of the New York Stock Exchange ("NYSE") or other entities determined by the Investment Manager to be creditworthy. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Investment Manager, and will be considered in making decisions with respect to the lending of portfolio instruments.

     The Fund may pay reasonable negotiated fees in connection with loaned instruments. In addition, voting rights may pass with loaned securities, but if a material event were to occur affecting such a loan, the Fund will retain the right to call the loan and vote the securities. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could materially and adversely affect the Fund's rights as a creditor. However, the loans will be made only to firms deemed by the Investment Manager to be of good financial standing and when, in the judgment of the Investment Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk.

ORIGINATING LOANS

     The Fund has the ability to act as an "agent" in originating and administering a loan on behalf of all lenders or as one of a group of "co-agents" in originating loans. The agent for a loan is required to administer and manage the loan and to service or monitor the collateral. The agent is also responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to the credit of all lenders which are parties to the loan agreement. The agent is charged with the responsibility of monitoring compliance by the borrower with the restrictive covenants in the loan agreement and of notifying the lenders of any adverse change in the borrower's financial condition. In addition, the agent generally is responsible for determining that the lenders have obtained a perfected security interest in the collateral securing the loan.

     Lenders generally rely on the agent to collect their portion of the payments on a loan and to use the appropriate creditor remedies against the borrower. Typically under loan agreements, the agent is given broad discretion in enforcing the loan agreement and is obligated to use the same care it would use in the management of its own property. The borrower compensates the agent for these services. Such compensation may include special fees paid on structuring and funding the loan and other fees on a continuing basis. The precise duties and rights of an agent are defined in the loan agreement.

     When the Fund is an agent, it has, as a party to the loan agreement, a direct contractual relationship with the borrower and, prior to allocating portions of the loan to the lenders, if any, assumes all risks associated with the loan. The agent may enforce compliance by the borrower with the terms of the loan agreement. Agents also have voting and consent rights under the applicable loan agreement. Action subject to agent vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the loan, which percentage varies depending on the relative loan agreement. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or relating collateral therefor, frequently require the unanimous vote or consent of all lenders affected.

     Pursuant to the terms of a loan agreement, the agent typically has sole responsibility for servicing and administering a loan on behalf of the other lenders. Each lender in a loan is generally responsible for performing its own credit analysis and its own investigation of the financial condition of the borrower. Generally, loan agreements will hold the agent liable for any action taken or omitted that amounts to gross negligence or willful misconduct. In the event of a borrower's default on a loan, the loan agreements provide that the lenders do not have recourse against the Fund for its activities as agent. Instead, lenders will be required to look to the borrower for recourse.

     Acting in the capacity of an agent in a loan may subject the Fund to certain risks in addition to those associated with the Fund's current role as lender. An agent is charged with the above-described duties and responsibilities to lenders and borrowers subject to the terms of the loan agreement. Failure to adequately discharge such responsibilities in accordance with the standard of care set forth in the loan agreement may expose the Fund to liability for breach of contract. If a relationship of trust is found between the agent and the lenders, the agent will be held to a higher standard of conduct in administering the loan. In consideration of such risks, the Fund will invest no more than 10% of its total assets in loans in which it acts as agent or co-agent and the size of any individual loan will not exceed 5% of the Fund's total assets.

ADDITIONAL INFORMATION ON LOANS

     Loans in which the Fund invests are typically made to business borrowers to finance leveraged buyouts, recapitalizations, mergers, stock repurchases and to finance internal growth. Such loans usually include restrictive covenants which must be maintained by the borrower. Such covenants, in addition to the timely payment of interest and principal, may include mandatory prepayment provisions arising from free cash flow and restrictions on dividend payments, and usually state that a borrower must maintain specific minimum financial ratios as well as establishing limits on total debt. A breach of covenant, which is not waived by the agent, is normally an event of acceleration, I.E., the agent has the right to call the loan. In addition, loan covenants may include mandatory prepayment provisions stemming from free cash flow. Free cash flow is cash that is in excess of capital expenditures plus debt service requirements of principal and interest. The free cash flow shall be applied to prepay the loan in an order of maturity described in the loan documents. Under certain interests in loans, the Fund may have an obligation to make additional loans upon demand by the borrower. The Fund intends to reserve against such contingent obligations by segregating sufficient assets in high quality short-term liquid investments or borrowing to cover such obligations.

     In a typical interest in a loan, the agent administers the loan and has the right to monitor the collateral. The agent is also required to segregate the principal and interest payments received from the borrower and to hold these payments for the benefit of the lenders. The Fund normally looks to the agent to collect and distribute principal of and interest on a loan. Furthermore, the Fund looks to the agent to use normal credit remedies, such as to foreclose on collateral, monitor loan covenants, and notify the lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. At times the Fund may also negotiate with the agent regarding the agent's exercise of credit remedies under a loan. The agent is compensated for these services by the borrower as set forth in the loan agreement. Such compensation may take the form of a fee or other amount paid upon the making of the loan and/or an ongoing fee or other amount.

     The loan agreements in connection with loans set forth the standard of care to be exercised by the agents on behalf of the lenders and usually provide for the termination of the agent's agency status in the event that it fails to act properly, becomes insolvent, enters FDIC receivership, or if not FDIC insured, enters into bankruptcy or if the agent resigns. In the event an agent is unable to perform its obligations as agent, another lender would generally serve in that capacity.

     The Fund believes that the principal credit risk associated with acquiring loans from another lender is the credit risk associated with the borrower of the underlying loan. The Fund may incur additional credit risk, however, when the Fund acquires a participation in a loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the loan was acquired. However, in acquiring loans, the Fund conducts an analysis and evaluation of the financial condition of each such lender. In this regard, if the lenders have a long-term debt rating, the long-term debt of all such participants is rated "BBB" or better by Standard & Poor's ("S&P") or "Baa" or better by Moody's Investors Service, Inc. ("Moody's"), or has received a comparable rating by another nationally recognized rating service. In the absence of rated long-term debt, the lenders or, with respect to a bank, the holding company of such lenders have commercial paper outstanding which is rated at least "A-1" by S&P or "P-1" by Moody's. In the absence of such rated long-term debt or rated commercial paper, the Fund may acquire participations in loans from lenders whose long-term debt and commercial paper is of comparable quality to the foregoing rating standards as determined by the Investment Manager under the supervision of the Trustees. The Fund also diversifies its portfolio with respect to lenders from which the Fund acquires loans. See "Investment Restrictions."

     Loans, unlike certain bonds, usually do not have call protection. This means that investments comprising the Fund's portfolio, while having a stated one to ten-year term, may be prepaid, often without penalty. The Fund generally holds loans to maturity unless it has become necessary to sell them to satisfy any shareholder tender offers or to adjust the Fund's portfolio in accordance with the Investment Manager's view of current or expected economic or specific industry or borrower conditions.

     Loans frequently require full or partial prepayment of a loan when there are asset sales or a securities issuance. Prepayments on loans may also be made by the borrower at its election. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a loan to be shorter than its stated maturity. Prepayment may be deferred by the Fund. This should, however, allow the Fund to reinvest in a new loan and recognize as income any unamortized loan fees. In many cases this will result in a new facility fee payable to the Fund.

     Because interest rates paid on these loans fluctuate periodically with the market, it is expected that the prepayment and a subsequent purchase of a new loan by the Fund will not have a material adverse impact on the yield of the portfolio. See "Portfolio Transactions."

     Under a loan, the borrower generally must pledge as collateral assets which may include one or more of the following: cash, accounts receivable, inventory, property, plant and equipment, both common and preferred stock in its subsidiaries, trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees as a form of collateral. In some instances, a loan may be secured only by stock in a borrower or its affiliates. There is no assurance, however, that the borrower would provide additional collateral or that the liquidation of the existing collateral would satisfy the borrower's obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated.

     The Fund may be required to pay and receive various fees and commissions in the process of purchasing, selling and holding loans. The fee component may include any, or a combination of, the following elements: arrangement fees, non-use fees, facility fees, letter of credit fees and ticking fees. Arrangement fees are paid at the commencement of a loan as compensation for the initiation of the transaction. A non-use fee is paid based upon the amount committed but not used under the loan. Facility fees are on-going annual fees paid in connection with a loan. Letter of credit fees are paid if a loan involves a letter of credit. Ticking fees are paid from the initial commitment indication until loan closing if for an extended period. The amount of fees is negotiated at the time of closing.

     In order to allow national banks to purchase shares of the Fund for their own accounts without limitation, the Fund invests only in obligations which are eligible for purchase by national banks for their own accounts pursuant to the provisions of paragraph seven of Section 24 of the U.S. Code Title 12.

National banks which are contemplating purchasing shares of the Fund for their own accounts should refer to Banking Circular 220, issued by the U.S. Comptroller of the Currency on November 21, 1986, for a description of certain considerations applicable to such purchases.

                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES. The Fund is governed by its Board of Trustees. A trustee who is not an interested person of the Fund, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees of the Fund are listed below.

                                                  TERM OF
                                                 OFFICE AND                                     NUMBER OF             OTHER
                                                 LENGTH OF                                  PORTFOLIOS IN FUND    DIRECTORSHIPS
                                POSITION(S)        TIME         PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN        HELD BY
NAME, ADDRESS AND AGE         HELD WITH TRUST    SERVED(1)      DURING THE PAST 5 YEARS         BY TRUSTEE           TRUSTEE
---------------------         ---------------    ---------      -----------------------         ----------           -------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY                  Trustee        1-16-01 to    Retired. Mr. Doherty was              102         Mr. Doherty is a
7337 E. Doubletree Ranch Rd.                    Present       formerly President and                            Trustee of The GCG
Scottsdale, Arizona 85258                                     Partner, Doherty, Wallace,                        Trust (February 2002
Age:  68                                                      Pillsbury and Murphy, P.C.,                       to Present).
                                                              Attorneys (1996 to 2001);
                                                              Director of Tambrands, Inc.
                                                              (1993 to 1998); and Trustee of
                                                              each of the funds managed by
                                                              Northstar Investment
                                                              Management Corporation (1993
                                                              to 1999).

J. MICHAEL EARLEY                Trustee        2-22-02 to    President and Chief Executive         102         Mr. Earley is a
7337 E. Doubletree Ranch Rd.                    Present       Officer of Bankers Trust                          Trustee of The GCG
Scottsdale, Arizona 85258                                     Company, N.A. (1992 to                            Trust (1997 to
Age: 57                                                       Present).                                         Present).

R. BARBARA GITENSTEIN            Trustee        2-22-02 to    President of the College of           102         Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.                    Present       New Jersey (1999 to Present);                     Trustee of The GCG
Scottsdale, Arizona 85258                                     Executive Vice President and                      Trust (1997 to
Age: 54                                                       Provost at Drake University                       Present).
                                                              (1992 to 1998).

WALTER H. MAY                    Trustee        1-16-01 to    Retired. Mr. May was formerly         102         Mr. May is a Trustee
7337 E. Doubletree Ranch Rd.                    Present       Managing Director and Director                    of the Best Prep
Scottsdale, Arizona 85258                                     of Marketing for Piper                            Charity (1991 to
Age: 65                                                       Jaffray, Inc., an investment                      Present) and The GCG
                                                              banking/underwriting firm. Mr.                    Trust (February 2002
                                                              May was formerly a Trustee of                     to Present).
                                                              each of the funds managed by
                                                              Northstar Investment
                                                              Management Corporation (1996
                                                              to 1999).

----------
(1)  Trustees serve until their successors are duly elected and qualified.

                                                  TERM OF
                                                 OFFICE AND                                     NUMBER OF             OTHER
                                                 LENGTH OF                                  PORTFOLIOS IN FUND    DIRECTORSHIPS
                                POSITION(S)        TIME         PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN        HELD BY
NAME, ADDRESS AND AGE         HELD WITH TRUST    SERVED(1)      DURING THE PAST 5 YEARS         BY TRUSTEE           TRUSTEE
---------------------         ---------------    ---------      -----------------------         ----------           -------
JOCK PATTON                      Trustee        1-16-01 to    Private Investor. Mr. Patton          102         Mr. Patton is a
7337 E. Doubletree Ranch Rd.                    Present       was formerly Director and                         Trustee of The GCG
Scottsdale, Arizona 85258                                     Chief Executive Officer of                        Trust (February 2002
Age: 56                                                       Rainbow Multimedia Group, Inc.                    to Present) and
                                                              (January 1999 to December                         Director of
                                                              2001); Director of Stuart                         Hypercom, Inc.
                                                              Entertainment, Inc.; Director                     (January 1999 to
                                                              of Artisoft, Inc. (1994 to                        Present); JDA
                                                              1998); President and co-owner                     Software Group, Inc.
                                                              of StockVal, Inc. (November                       (January 1999 to
                                                              1992 to June 1997) and a                          Present); Buick of
                                                              Partner and Director at                           Scottsdale, Inc.;
                                                              Streich, Lang P.A. (1972 to                       National Airlines,
                                                              1993).                                            Inc.; BG Associates,
                                                                                                                Inc.; BK
                                                                                                                Entertainment, Inc.;
                                                                                                                and Arizona
                                                                                                                Rotorcraft, Inc.

DAVID W.C. PUTNAM                Trustee        1-16-01 to    President and Director of F.L.        102         Mr. Putnam is a
7337 E. Doubletree Ranch Rd.                    Present       Putnam Securities Company,                        Trustee of The GCG
Scottsdale, Arizona 85258                                     Inc. and its affiliates. Mr.                      Trust (February 2002
Age: 62                                                       Putnam is also President,                         to Present) and
                                                              Secretary and Trustee of The                      Director of F.L.
                                                              Principled Equity Market Fund.                    Putnam Securities
                                                              Mr. Putnam was formerly a                         Company, Inc. (June
                                                              Director/Trustee of Trust                         1978 to Present);
                                                              Realty Corp.; Anchor                              F.L. Putnam
                                                              Investment Trust; Bow Ridge                       Investment
                                                              Mining Company and each of the                    Management Company
                                                              funds managed by Northstar                        (December 2001 to
                                                              Investment Management                             Present); Asian
                                                              Corporation (1994 to 1999).                       American Bank and
                                                                                                                Trust Company (June
                                                                                                                1992 to Present);
                                                                                                                and Notre Dame
                                                                                                                Health Care Center
                                                                                                                (1991 to Present).
                                                                                                                He is also a Trustee
                                                                                                                of The Principled
                                                                                                                Equity Market Fund
                                                                                                                (November 1996 to
                                                                                                                Present);
                                                                                                                Progressive Capital
                                                                                                                Accumulation Trust
                                                                                                                (August 1998 to
                                                                                                                Present); Anchor
                                                                                                                International Bond
                                                                                                                Trust (December 2000
                                                                                                                to Present); F.L.
                                                                                                                Putnam Foundation
                                                                                                                (December 2000 to
                                                                                                                Present); Mercy
                                                                                                                Endowment Foundation
                                                                                                                (1995 to Present);
                                                                                                                and an Honorary
                                                                                                                Trustee of Mercy
                                                                                                                Hospital (1973 to
                                                                                                                Present).

                                                  TERM OF
                                                 OFFICE AND                                     NUMBER OF             OTHER
                                                 LENGTH OF                                  PORTFOLIOS IN FUND    DIRECTORSHIPS
                                POSITION(S)        TIME         PRINCIPAL OCCUPATION(S)      COMPLEX OVERSEEN        HELD BY
NAME, ADDRESS AND AGE         HELD WITH TRUST    SERVED(1)      DURING THE PAST 5 YEARS         BY TRUSTEE           TRUSTEE
---------------------         ---------------    ---------      -----------------------         ----------           -------
BLAINE E. RIEKE                  Trustee        2-26-01 to    General Partner of Huntington         102         Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                    Present       Partners, an investment                           Trustee of the
Scottsdale, Arizona 85258                                     partnership (1997 to Present).                    Morgan Chase Trust
Age: 68                                                       Mr. Rieke was formerly                            Co. (January 1998 to
                                                              Chairman and Chief Executive                      Present) and The GCG
                                                              Officer of Firstar Trust                          Trust (February 2002
                                                              Company (1973 to 1996). Mr.                       to Present).
                                                              Rieke was formerly the
                                                              Chairman of the Board and a
                                                              Trustee of each of the funds
                                                              managed by ING Investment
                                                              Management Co. LLC (1998 to
                                                              2001).

ROGER B. VINCENT                 Trustee        2-22-02 to    President of Springwell               102         Mr. Vincent is a
7337 E. Doubletree Ranch Rd.                    Present       Corporation, a corporate                          Trustee of The GCG
Scottsdale, Arizona 85258                                     advisory firm (1989 to                            Trust (1994 to
Age: 56                                                       Present). Mr. Vincent was                         Present) and
                                                              formerly a Director of Tatham                     Director of AmeriGas
                                                              Offshore, Inc. (1996 to 2000)                     Propane, Inc. (1998
                                                              and Petrolane, Inc. (1993 to                      to Present).
                                                              1995).

RICHARD A. WEDEMEYER             Trustee        2-26-01 to    Vice President - Finance and          102         Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.                    Present       Administration - of the                           Trustee of
Scottsdale, Arizona 85258                                     Channel Corporation, an                           Touchstone
Age: 66                                                       importer of specialty alloy                       Consulting Group
                                                              aluminum products (1996 to                        (1997 to Present)
                                                              Present). Mr. Wedemeyer was                       and The GCG Trust
                                                              formerly Vice President -                         (February 2002 to
                                                              Finance and Administration -                      Present).
                                                              of Performance Advantage,
                                                              Inc., a provider of training
                                                              and consultation services
                                                              (1992 to 1996), and Vice
                                                              President, Operations and
                                                              Administration, of Jim Henson
                                                              Productions (1979 to 1997).
                                                              Mr. Wedemeyer was formerly a
                                                              Trustee of First Choice Funds
                                                              (1997 to 2001). Mr. Wedemeyer
                                                              was also a Trustee of each of
                                                              the funds managed by ING
                                                              Investment Management Co. LLC
                                                              (1998 to 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

R. GLENN HILLIARD(2)             Trustee        2-26-02 to    Chairman and CEO of ING               102         Mr. Hilliard is a
7337 E. Doubletree Ranch Rd.                    Present       Americas and a member of its                      Trustee of The GCG
Scottsdale, Arizona 85258                                     Americas Executive Committee                      Trust (February 2002
Age: 59                                                       (1999 to Present). Mr.                            to Present) ; and
                                                              Hilliard was formerly Chairman                    serves as a member
                                                              and CEO of ING North America,                     of the Board of
                                                              encompassing the U.S., Mexico                     Directors of the
                                                              and Canada regions (1994 to                       Clemson University
                                                              1999).                                            Foundation, the
                                                                                                                Board of Councilors
                                                                                                                for the Carter
                                                                                                                Center, Trustee of
                                                                                                                the Woodruff Arts
                                                                                                                Center and sits on
                                                                                                                the Board of
                                                                                                                Directors for the
                                                                                                                High Museum of Art.

THOMAS J. MCINERNEY(3)           Trustee        2-26-01 to    Chief Executive Officer, ING          154         Mr. McInerney serves
7337 E. Doubletree Ranch Rd.                    Present       U.S. Financial Services                           as a
Scottsdale, Arizona 85258                                     (September 2001 to Present)                       Director/Trustee of
Age: 45                                                       and member of ING Americas                        Aeltus Investment
                                                              Executive Committee (2001 to                      Management, Inc.
                                                              Present); President, Chief                        (1997 to Present);
                                                              Executive Officer and Director                    and each of the ING
                                                              of Northern Life Insurance                        Funds (February 2001
                                                              Company (2001 to Present); and                    to Present); the
                                                              President and Director of ING                     Ameribest Life
                                                              Life Insurance and Annuity                        Insurance Co. (2001
                                                              Company (1997 to Present), ING                    to Present); ING
                                                              Retirement Holdings, Inc.                         Equitable Life (2001
                                                              (1997 to Present), ING Aeltus                     to Present); First
                                                              Holdings Company Inc. (2000 to                    Columbine Life
                                                              Present), and ING Retail                          Insurance Co. (2001
                                                              Holding Company (2000 to                          to Present); Golden
                                                              Present). Mr. McInerney was                       American Life
                                                              formerly General Manager and                      Insurance Co. (2001
                                                              Chief Executive Officer of ING                    to Present); ING
                                                              Worksite Division (December                       Life of Georgia
                                                              2000 to October 2001);                            (2001 to Present);
                                                              President of Aetna Financial                      Midwestern United
                                                              Services (August 1997 to                          Life Insurance Co.;
                                                              December 2000); Head of                           ReliaStar Life
                                                              National Accounts and Core                        Insurance Co. (2001
                                                              Sales and Marketing for Aetna                     to Present); ING
                                                              U.S. Healthcare (April 1996 to                    Security Life (2001
                                                              March 1997); Head of Corporate                    to Present);
                                                              Strategies for Aetna Inc.                         Security Connecticut
                                                              (July 1995 to April 1996), and                    Life Insurance Co.
                                                              has held a variety of line and                    (2001 to Present);
                                                              corporate staff positions                         ING Southland Life
                                                              since 1978.                                       (2001 to Present);
                                                                                                                ING USG Annuity
                                                                                                                (2001 to Present);
                                                                                                                and ING United Life
                                                                                                                (March 2001 to

----------
(2) Mr. Hilliard is an "interested person," as defined in the 1940 Act, because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(3) Mr. McInerney is an "interested person," as defined in the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

                                                                                                                Present); and a
                                                                                                                Trustee of The GCG
                                                                                                                Trust (February 2002
                                                                                                                to Present). Mr.
                                                                                                                McInerney is a
                                                                                                                member of the Board
                                                                                                                of the National
                                                                                                                Commission on
                                                                                                                Retirement Policy;
                                                                                                                the Governor's
                                                                                                                Council on Economic
                                                                                                                Competitiveness and
                                                                                                                Technology of
                                                                                                                Connecticut; the
                                                                                                                Board of Directors
                                                                                                                of the Connecticut
                                                                                                                Business and
                                                                                                                Industry
                                                                                                                Association; the
                                                                                                                Board of Trustees of
                                                                                                                the Bushnell; the
                                                                                                                Board for the
                                                                                                                Connecticut Forum;
                                                                                                                and the Board of the
                                                                                                                Metro Hartford
                                                                                                                Chamber of Commerce;
                                                                                                                and is Chairman of
                                                                                                                Concerned Citizens
                                                                                                                for Effective
                                                                                                                Government.

JOHN G. TURNER(4)                Chairman and   1-16-01 to    President, Turner Investment          102         Mr. Turner serves as
7337 E. Doubletree Ranch Rd.     Trustee        Present       Company (January 2002 to                          a member of the
Scottsdale, Arizona 85258                                     Present). Mr. Turner was                          Board of The GCG
Age: 62                                                       formerly Vice Chairman of ING                     Trust. Mr. Turner
                                                              Americas (2000 to 2001);                          also serves as
                                                              Chairman and Chief Executive                      Director of the
                                                              Officer of ReliaStar Financial                    Hormel Foods
                                                              Corp. and ReliaStar Life                          Corporation (May
                                                              Insurance Company (1993 to                        2000 to Present);
                                                              2000); Chairman of ReliaStar                      Shopko Stores, Inc.
                                                              United Services Life Insurance                    (August 1999 to
                                                              Company (1995 to 1998);                           Present); and M.A.
                                                              Chairman of ReliaStar Life                        Mortenson Co. (March
                                                              Insurance Company of New York                     2002 to Present).
                                                              (1995 to 2001); Chairman of
                                                              Northern Life Insurance
                                                              Company (1992 to 2001);
                                                              Chairman and Director/Trustee
                                                              of the Northstar affiliated
                                                              investment companies (1993 to
                                                              2001) and Director, Northstar
                                                              Investment Management
                                                              Corporation and its affiliates
                                                              (1993 to 1999).

----------
(4) Mr. Turner is an "interested person," as defined in the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

     The Fund currently has an Executive Committee, Audit Committee, Valuation Committee, Nominating Committee and an Investment Review Committee. The Audit, Valuation and Nominating Committees consist entirely of Independent Trustees.

COMMITTEES

     The Board of Trustees has an Executive Committee whose function is to act on behalf of the full Board of Trustees between regularly scheduled meetings when necessary. The Committee currently consists of two Independent Trustees and two Trustees who are "interested persons," as defined in the 1940 Act: Messrs. May, McInerney, Patton and Turner. Mr. Turner serves as Chairman of the Committee. During the fiscal year ended February 28, 2002, the Committee held three meetings.

     The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of the Fund to review the scope of the Fund's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Committee currently consists of five Independent Trustees: Messrs. Doherty, Earley, Rieke, Vincent, and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. During the fiscal year ended February 28, 2002, the Committee held four meetings.

     The Board of Trustees has a Valuation Committee whose function is to review the determination of the value of securities held by the Fund for which market quotations are not available. The Valuation Committee currently consists of four Independent Trustees: Dr. Gitenstein and Messrs. May, Patton, and Putnam. Mr. Patton serves as Chairman of the Committee. During the fiscal year ended February 28, 2002, the Committee held five meetings.

     The Board of Trustees has a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Committee currently consists of four Independent Trustees: Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. During the fiscal year ended February 28, 2002, the Committee held one meeting.

     The Board of Trustees has an Investment Review Committee whose function is to monitor the investment performance of the Fund and to make recommendations to the Board of Trustees with respect to the Fund. The Committee currently consists of two Independent Trustees and one Trustee who is an "interested person," as defined in the 1940 Act: Messrs. Doherty, Earley and McInerney. Mr. Doherty serves as Chairman of the Committee. The Committee was established on February 26, 2002. During the fiscal year ended February 28, 2002, the Committee held one meeting.

TRUSTEE OWNERSHIP OF SECURITIES

Set forth below is the dollar range of equity securities owned by each Trustee.

                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                       DOLLAR RANGE OF EQUITY   SECURITIES IN ALL REGISTERED INVESTMENT
                                       SECURITIES IN THE FUND      COMPANIES OVERSEEN BY TRUSTEE IN
          NAME OF TRUSTEE              AS OF DECEMBER 31, 2001       FAMILY OF INVESTMENT COMPANIES
          ---------------              -----------------------       ------------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                                  None                      $10,001 - $50,000
J. Michael Earley (1)                            None                             None
R. Barbara Gitenstein (1)                        None                             None
Walter H. May                                    None                        Over $100,000
Jock Patton                                      None                      $50,001 - $100,000
David W. C. Putnam                               None                             None
Blaine E. Rieke                                  None                      $50,001 - $100,000
Roger B. Vincent (1)                             None                             None
Richard A. Wedemeyer                             None                       $10,001 - 50,000

TRUSTEES WHO ARE "INTERESTED PERSONS"

R. Glenn Hilliard (2)                            None                        Over $100,000
Thomas J. McInerney                              None                         $1 - 10,000
John G. Turner                                   None                        Over $100,000

(1)  Commenced service as a Trustee on February 22, 2002.
(2)  Commenced service as a Trustee on February 26, 2002.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members') share ownership in securities of the Fund's investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2001.

                            NAME OF OWNERS
                                 AND
                           RELATIONSHIP TO                               VALUE OF   PERCENTAGE OF
      NAME OF TRUSTEE          TRUSTEE       COMPANY   TITLE OF CLASS   SECURITIES      CLASS
      ---------------          -------       -------   --------------   ----------      -----
Paul S. Doherty                  N/A           N/A          N/A             $0           N/A
J. Michael Earley (1)            N/A           N/A          N/A             $0           N/A
R. Barbara Gitenstein (1)        N/A           N/A          N/A             $0           N/A
Walter H. May                    N/A           N/A          N/A             $0           N/A
Jock Patton                      N/A           N/A          N/A             $0           N/A
David W. C. Putnam               N/A           N/A          N/A             $0           N/A
Blaine E. Rieke                  N/A           N/A          N/A             $0           N/A
Roger B. Vincent (1)             N/A           N/A          N/A             $0           N/A
Richard A. Wedemeyer             N/A           N/A          N/A             $0           N/A

(1)  Commenced service as a Trustee on February 22, 2002.

COMPENSATION OF TRUSTEES

     The Fund currently pays each Trustee who is not an "interested person" of the Investment Manager a pro rata share, as described below, of (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead Trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board (iii) $1,000 for attendance at any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the Fund's average net assets as a percentage of the average net assets of all the funds managed by the Investment Manager for which the Trustees serve in common as Directors/Trustees or as Advisory Board Members, if applicable.

     The Trustees who are "interested persons" of the Investment Manager as designated above receive no compensation from the Fund. The following table sets forth information regarding the compensation paid to the Trustees for service on the Board of Trustees of the Fund and on the Board of Directors/Trustees of other funds within the ING fund complex for the Fund's fiscal year ended February 28, 2002.

                               COMPENSATION TABLE

                                           PENSION OR
                                           RETIREMENT     ESTIMATED           TOTAL
                                            BENEFITS        ANNUAL         COMPENSATION
                             AGGREGATE     ACCRUED AS      BENEFITS        FROM FUND AND
                           COMPENSATION   PART OF FUND       UPON          FUND COMPLEX
     NAME AND POSITION       FROM FUND      EXPENSES     RETIREMENT(7)   PAID TO TRUSTEES
     -----------------       ---------      --------     -------------   ----------------
Mary A. Baldwin                 $438           N/A            N/A             $43,688
Advisory Board Member(1)

Paul S. Doherty,                $950           N/A            N/A             $52,688
Trustee

J. Michael Earley                $32           N/A            N/A             $1,000
Trustee(2)

R. Barbara Gitenstein            $0            N/A            N/A             $1,000
Trustee(2)

Alan S. Gosule,                 $689           N/A            N/A             $43,165
Trustee(3)

R. Glenn Hilliard                $0            N/A            N/A               $0
Trustee(4)

Walter H. May,                 $1,239          N/A            N/A             $63,188
Trustee

Thomas J. McInerney,             $0            N/A            N/A               $0
Trustee(5)

Jock Patton,                   $1,204          N/A            N/A             $62,188
Trustee

David W.C. Putnam,              $918           N/A            N/A             $52,688
Trustee

Blaine E. Rieke,                $890           N/A            N/A             $51,688
Trustee

John G. Turner,                  $0            N/A            N/A               $0
Trustee (6)

Roger B. Vincent                $166           N/A            N/A             $17,563
Trustee(2)

Richard A. Wedemeyer            $832           N/A            N/A             $45,688
Trustee

----------
(1) Resigned as an Advisory Board Member effective December 31, 2001. Ms. Baldwin was paid $132,500 by the Investment Manager upon her resignation. Such payment was equal to twice the compensation normally paid to her for one year of service.

(2)  Commenced service as a Trustee on February 22, 2002.

(3) Resigned as a Trustee effective December 28, 2001. Mr. Gosule was an "interested person," as defined in the 1940 Act, of the Fund. Mr. Gosule is a partner at Clifford Chance Rogers & Wells LLP, which has provided certain legal services for the Fund. Mr. Gosule was paid $132,500 upon his resignation pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as an Independent Trustee of certain of the ING Funds for at least five years prior to his resignation. $2,458 of this payment was funded by the Fund.

(4) Commenced service as a Trustee on February 26, 2002. Mr. Hilliard is an "interested person," as defined in the 1940 Act, because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

(5) Mr. McInerney is an "interested person," as defined in the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

(6) Mr. Turner is an "interested person," as defined in the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

(7) The ING Funds have adopted a retirement policy under which a director/trustee who has served as an Independent Director/Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Director/Trustee for one year of service.

OFFICERS. Information about the Fund's officers is set forth in the table below.

                                POSITION(S) HELD WITH      TERM OF OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  THE FUND             OF TIME SERVED (1)(2)(3)             THE LAST FIVE YEARS (4)
---------------------                  --------             ------------------------             -----------------------
JAMES M. HENNESSY              Chief Executive Officer      February 2001 -Present    President and Chief Executive Officer, ING
7337 E. Doubletree Ranch Rd.                                                          Capital Corporation, LLC, ING Funds Services,
Scottsdale, Arizona 85258      President and                                          LLC, ING Advisors, Inc., ING Investments, LLC,
Age: 52                        Chief Operating Officer      December 2000 -Present    Lexington Funds Distributor, Inc., Express
                                                                                      America TC Inc. and EAMC Liquidation Corp.
                                                                                      (since December 2001); Executive Vice
                                                                                      President and Chief Operating Officer ING
                                                                                      Quantitative Management, Inc. (since October
                                                                                      2001) and ING Funds Distributor, Inc. (since
                                                                                      June 2000). Formerly, Senior Executive Vice
                                                                                      President (June 2000 - December 2000) and
                                                                                      Secretary (April 1995 - December 2000) ING
                                                                                      Capital Corporation, LLC, ING Funds Services,
                                                                                      LLC, ING Investments, LLC, ING Advisors, Inc.,
                                                                                      Express America TC Inc. and EAMC Liquidation
                                                                                      Corp.; and Executive Vice President, ING
                                                                                      Capital Corporation, LLC and its affiliates
                                                                                      (May 1998 - June 2000) and Senior Vice
                                                                                      President, ING Capital Corporation, LLC and
                                                                                      its affiliates (April 1995 - April 1998).

MICHAEL J. ROLAND              Executive Vice President     March 2002 - Present      Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.   and Assistant Secretary                                Officer and Treasurer ING Funds Services, LLC,
Scottsdale, Arizona 85258                                                             ING Funds Distributor, Inc., ING Advisors,
Age: 43                        Chief Financial Officer      January 2001 - Present    Inc., ING Investments, LLC, ING Quantitative
                                                                                      Management, Inc., Lexington Funds Distributor,
                                                                                      Inc., Express America TC, Inc. and EAMC
                                                                                      Liquidation Corp. (since December 2001).
                                                                                      Formerly, Senior Vice President, ING Funds
                                                                                      Services, LLC, ING Investments, LLC and ING
                                                                                      Funds Distributor, Inc. (June 1998 - December
                                                                                      2001) and Chief Financial Officer of Endeavor
                                                                                      Group (April 1997 - June 1998).

ROBERT S. NAKA                 Senior Vice President and    January 2001 - Present    Senior Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                    of ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258                                                             Distributor, Inc., ING Advisors, Inc., ING
Age: 38                                                                               Capital Corporation, LLC, ING Investments,
                                                                                      LLC, ING Quantitative Management, Inc. (since
                                                                                      October 2001) and Lexington Funds Distributor,
                                                                                      Inc. (since December 2001). Formerly, Vice
                                                                                      President, ING Investments, LLC (April 1997 -
                                                                                      October 1999), ING Funds Services, LLC
                                                                                      (February 1997 - August 1999) and Assistant
                                                                                      Vice President, ING Funds Services, LLC
                                                                                      (August 1995 - February 1997).

                                POSITION(S) HELD WITH      TERM OF OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  THE FUND             OF TIME SERVED (1)(2)(3)             THE LAST FIVE YEARS (4)
---------------------                  --------             ------------------------             -----------------------
ROBYN L. ICHILOV               Vice President               January 2001 - Present    Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.                                                          (since October 2001) and ING Investments, LLC
Scottsdale, Arizona 85258                                                             (since August 1997); Accounting Manager, ING
Age: 34                                                                               Investments, LLC (since November 1995).

KIMBERLY A. ANDERSON           Secretary                    February 2001 - Present   Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.                                                          Management, Inc. (since October 2001); Vice
Scottsdale, Arizona 85258      Vice President               January 2001 - Present    President and Assistant Secretary of ING Funds
Age: 37                                                                               Services, LLC, ING Funds Distributor, Inc.,
                                                                                      ING Advisors, Inc., ING Investments, LLC
                                                                                      (since October 2001) and Lexington Funds
                                                                                      Distributor, Inc. (since December 2001).
                                                                                      Formerly, Assistant Vice President of ING
                                                                                      Funds Services, LLC (November 1999 - January
                                                                                      2001) and has held various other positions
                                                                                      with ING Funds Services, LLC for more than the
                                                                                      last five years.

LOURDES R. BERNAL              Vice President               February 2002 - Present   Vice President of ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.                                                          January 2002). Prior to joining ING
Scottsdale, Arizona 85258                                                             Investments, LLC in 2002, Ms. Bernal was a
Age: 32                                                                               Senior Manager in the Investment Management
                                                                                      Practice, PricewaterhouseCoopers LLP (July
                                                                                      2000 - December 2001); Manager,
                                                                                      PricewaterhouseCoopers LLP (July 1998 - July
                                                                                      2000); Manager, Coopers & Lybrand LLP (July
                                                                                      1996 - June 1998).

TODD MODIC                     Assistant Vice President     August 2001 - Present     Assistant Vice President and Director of
7337 E. Doubletree Ranch Rd.                                                          Financial Reporting of ING Investments, LLC
Scottsdale, Arizona 85258                                                             (since March 2001). Formerly, Director of
Age: 34                                                                               Financial Reporting, Axient Communications,
                                                                                      Inc. (May 2000 - January 2001) and Director of
                                                                                      Finance, Rural/Metro Corporation (March 1995 -
                                                                                      May 2000).

MARIA M. ANDERSON              Assistant Vice President     March  2002 - Present     Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                                          Services, LLC (since October 2001). Formerly,
Scottsdale, Arizona 85258                                                             Manager of Fund Accounting and Fund
Age: 43                                                                               Compliance, ING Investments, LLC (September
                                                                                      1999 - November 2001); Section Manager of Fund
                                                                                      Accounting, Stein Roe Mutual Funds (July 1998
                                                                                      - August 1999); and Financial Reporting
                                                                                      Analyst, Stein Roe Mutual Funds (August 1997 -
                                                                                      July 1998).

                                POSITION(S) HELD WITH      TERM OF OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  THE FUND             OF TIME SERVED (1)(2)(3)             THE LAST FIVE YEARS (4)
---------------------                  --------             ------------------------             -----------------------
DANIEL NORMAN                  Senior Vice President and    January 2001 - Present    Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.   Co-Senior Portfolio Manager                            (since December 1994); ING Funds Distributor,
Scottsdale, Arizona 85258                                                             Inc. (since December 1995); has served as an
Age: 44                        Treasurer                    January 2001 - Present    officer of other affiliates of ING since
                                                                                      February 1992.

JEFFREY A. BAKALAR             Senior Vice President and    January 2001 - Present    Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.   Co-Senior Portfolio                                    (since November 1999). Formerly Vice President
Scottsdale, Arizona 85258      Manager                                                and Assistant Portfolio Manager, ING
Age: 42                                                                               Investments, LLC (February 1998-November
                                                                                      1999); Vice President of The Communications
                                                                                      Positions of First National Bank of Chicago
                                                                                      (July 1994 - January 1998).

ELLIOT ROSEN                   Senior Vice President        March  2002 - Present     Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.                                                          (since February 1999). Formerly, Senior Vice
Scottsdale, Arizona 85258                                                             President IPS-Sendero (May 1997 - February
Age: 49                                                                               1999) and President of Sendero, which merged
                                                                                      into IPS (August 1993 - May 1997).

WILLIAM H. RIVOIR III          Senior Vice President and    January 2001 - Present    Senior Vice President and Secretary of ING
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                    Capital Corporation, LLC and ING Funds
Scottsdale, Arizona 85258                                                             Services, LLC (since February 2001), ING Funds
Age: 51                                                                               Distributor, Inc., ING Advisors, Inc., ING
                                                                                      Investments, LLC, and ING Quantitative
                                                                                      Management, Inc. (since October 2001),
                                                                                      Lexington Funds Distributor, Inc., ING Pilgrim
                                                                                      Funding, Inc., Pilgrim America Financial,
                                                                                      Inc., Express America TC, Inc. and EAMC
                                                                                      Liquidation Corp. (since December 2001).
                                                                                      Formerly, Senior Vice President and Assistant
                                                                                      Secretary of ING Funds Services, LLC (since
                                                                                      June 1998), ING Investments, LLC, and Pilgrim
                                                                                      America Financial, Inc. (since February 1999),
                                                                                      Senior Vice President of ING Investments, LLC
                                                                                      (since December 1998) and Assistant Secretary
                                                                                      of ING Funds Distributor, Inc. (since February
                                                                                      1999) and ING Investments, LLC (since June
                                                                                      1998).

                                POSITION(S) HELD WITH      TERM OF OFFICE AND LENGTH         PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE                  THE FUND             OF TIME SERVED (1)(2)(3)             THE LAST FIVE YEARS (4)
---------------------                  --------             ------------------------             -----------------------
CURTIS F. LEE                  Senior Vice President and    January 2001 - Present    Senior Vice President and Chief Credit Officer
7337 E. Doubletree Ranch Rd.   Chief Credit Officer                                   of Senior Loans of ING Investments, LLC (since
Scottsdale, Arizona 85258                                                             August 1999); Formerly, held a series of
Age: 48                                                                               positions with Standard Chartered Bank in the
                                                                                      credit approval and problem loan management
                                                                                      functions (1992 to 1999).

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."
(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds."
(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim Investments,
  LLC)
ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
  Investments, LLC)
ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
  Investments, LLC)
ING Pilgrim Investments, LLC (February 2001 - formed)
ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
  Investments, Inc.)
Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments, Inc.) Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim America
  Investments, Inc.)
Pilgrim America Investments, Inc. (April 1995 - name changed from Newco Advisory
  Corporation)
Newco Advisory Corporation (December 1994 - incorporated)

**Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)

ING Funds Distributor, Inc. (March 2002 - name changed from ING Pilgrim
  Securities, Inc.)
ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
  Securities, Inc.)
Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
  Inc.)
Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
  Securities, Inc.)
Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
  Distributors Corporation)
Newco Distributors Corporation (December 1994 - incorporated)
ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.) ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
  Management Corporation)
ING Lexington Management Corporation (October 2000 name changed from Lexington
  Management Corporation)
Lexington Management Corporation (December 1996 - incorporated)
ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group, LLC) ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
ING Pilgrim Group, LLC (February 2001 - formed)
ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group, Inc.) Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
  Inc.)
Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group, Inc.) Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim American Group,
  Inc.)
Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
  Management Corporation)
Newco Holdings Management Corporation (December 1994 - incorporated)
ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital
  Corporation, LLC)
ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
  Capital Corporation, LLC)
ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
  Capital Corporation)
Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim Holdings
  Corporation)
Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
  Holdings, Inc.)
Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
  Corporation)
Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
  Capital Corporation)
Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America Capital
  Corporation)
Pilgrim America Capital Corporation (April 1997 - incorporated)
ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
  Quantitative Management, Inc.)
ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market
  Systems Research Advisors)
Market Systems Research Advisors, Inc. (November 1986 - incorporated)

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Fund without the consent or approval of other shareholders. As of June 3, 2002, Lion Connecticut Holdings Inc., 151 Farmington Avenue, Hartford, Connecticut 06156, owned 80.05% of the Fund and, therefore, is a control person of the Fund. Lion Connecticut Holdings Inc. also is an affiliate of the parent company of the Investment Manager.

     As of June 3, 2002, the Trustees and Officers of the Fund as a group owned less than 1% of any class of the Fund's outstanding shares. As of June 3, 2002, to the knowledge of the Fund, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund, except as follows:

                               Class and Type of   Percentage of   Percentage of
          Address                  Ownership           Class           Fund
          -------                  ---------           -----           ----
Raymond James & Assoc. Inc.
FBO Caron D
BIN# 50414347
880 Carillon Pkwy                   Class A
St. Petersburg, FL 33716-1100   Beneficial Owner       8.61%           0.13%

Harold E. Pals & Drew Vogel
CUST Diamond Vogel
Employees Pension Trust
P.O. Box 440                        Class C
Orange City, IA  51041-0440     Beneficial Owner       5.90%           0.56%

                                 CODE OF ETHICS

     The Fund's distributor, ING Funds Distributor, Inc. (the "Distributor" or "ING Funds Distributor"), and the Fund have adopted a Code of Ethics governing personal trading activities of all Trustees and the officers of the Fund and ING Funds Distributor and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, they are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis.

     The Code of Ethics can be reviewed and copied at the SEC's Public Reference Room located at 450 Fifth Street, NW, Washington, DC 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090. The Code of Ethics is available on the SEC's website (http://www.sec.gov) and copies may also be obtained at prescribed rates by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section at the address listed above.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

     THE INVESTMENT MANAGER

     The Investment Manager serves as investment manager to the Fund and has overall responsibility for the management of the Fund. The Investment Management Agreement between the Fund and the Investment Manager requires the Investment Manager to oversee the provision of all investment advisory services for the Fund.

     The Investment Manager is an indirect, wholly owned subsidiary of ING Groep, N.V. (NYSE: ING) ("ING Group"). ING Group is a global financial institution active in fields of insurance, banking and asset management in more than 65 countries with more than 100,000 employees. On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser was changed from "ING Pilgrim Investments, LLC, to ING Investments, LLC.

     The Investment Manager pays all of its expenses from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Trustees and Officers of the Fund who are employees of the Investment Manager or its affiliates. Other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, expenses incurred in connection with the sale, issuance, registration and transfer of its shares; fees of its Custodian, Transfer and Shareholder Servicing; salaries of officers and fees and expenses of Trustees or members of any advisory board or committee of the Fund who are not members of, affiliated with or interested persons of the Investment Manager; the cost of preparing and printing reports, proxy statements and prospectuses of the Fund or other communications for distribution to its shareholders; legal, auditing and accounting fees; the fees of any trade association of which the Fund is a member; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; and all other charges and costs of its operation plus any extraordinary or non-recurring expenses.

     For the period December 15, 2000 to February 28, 2001 and for the fiscal year ended February 28, 2002, the Investment Manager was paid $93,224 and $1,860,537, respectively, for services rendered to the Fund.

     The Investment Management Agreement continues from year to year if specifically approved at least annually by the Trustees or the Shareholders. In either event, the Investment Management Agreement must also be approved by vote of a majority of the Trustees who are not parties to the Investment Management Agreement or "interested persons" of any party, cast in person at a meeting called for that purpose.

     In connection with their deliberations relating to the Fund's current Investment Management Agreement, the Board of Trustees considered information that had been provided by the Investment Manager. In considering the Investment Management Agreement, the Board of Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The matters considered by the Board of Trustees in reviewing the Investment Management Agreement included, but were not limited to the following: (1) the performance of the Fund compared to those of a peer group of funds; (2) the nature and quality of the services provided by the Investment Manager to the Fund; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided to the Fund; (4) the profitability to the Investment Manager from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Investment Manager, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by shareholders of the Fund and a comparison of the Fund's fees and expenses to those of a peer group of funds; (7) the Investment Manager's compliance capabilities and efforts on behalf of the Fund; (8) the complexity of the instruments in which the Fund invests and the investment research associated with those instruments performed by the Investment Manager; and (9) the time and resources devoted to the valuation process by the Investment Manager. The Board of Trustees also considered the total services provided by ING Funds Services, LLC, the Fund's administrator, as well as the fees it receives for such services.

     In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreement, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Management Agreement is in the interest of the Fund and its shareholders. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of the Fund, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement.

     The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

     As of May 31, 2002, the Investment Manager had assets under management of over $35.7 billion.

     The Investment Manager has agreed to reimburse the Fund's expenses to the extent necessary so that the Fund's "Other Operating Expenses" do not exceed 0.20% of the Fund's average annual net assets. The Investment Manager reserves the right to terminate the expense limitation at any time after February 28, 2003. The use of the name "ING" in the Fund's name is pursuant to the Investment Management Agreement between the Fund and the Investment Manager, and in the event that the Agreement is terminated, the Fund has agreed to amend its Agreement and Declaration of Trust to remove the reference to "ING."

     THE ADMINISTRATOR

     The Administrator of the Fund is ING Funds Services, LLC (the "Administrator" or "ING Funds Services ") which is an affiliate of the Investment Manager. In connection with its administration of the corporate affairs of the Fund, the Administrator bears the following expenses: the salaries and expenses of all personnel of the Fund and the Administrator except for the fees and expenses of Trustees not affiliated with the Administrator or the Investment Manager; costs to prepare information; determination of daily NAV by the recordkeeping and accounting agent; expenses to maintain certain of the Fund's books and records that are not maintained by the Investment Manager, the custodian, or transfer agent; costs incurred to assist in the preparation of financial information for the Fund's income tax returns, proxy statements, quarterly, semi-annual, and annual shareholder reports; costs of providing shareholder services in connection with any tender offers or to shareholders proposing to transfer their shares to a third party; providing shareholder services in connection with the dividend reinvestment plan; and all expenses incurred by the Administrator or by the Fund in connection with administering the ordinary course of the Fund's business other than those assumed by the Fund, as described below.

     Except as indicated immediately above and under "The Investment Manager," the Fund is responsible for the payment of its expenses including: the fees payable to the Investment Manager; the fees payable to the Administrator; the fees and certain expenses of the Fund's custodian and transfer agent, including the cost of providing records to the Administrator in connection with its obligation of maintaining required records of the Fund; the charges and expenses of the Fund's legal counsel and independent accountants; commissions and any issue or transfer taxes chargeable to the Fund in connection with its transactions; all taxes and corporate fees payable by the Fund to governmental agencies; the fees of any trade association of which the Fund is a member; the costs of share certificates representing shares of the Fund; organizational and offering expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Fund and its shares with the Commission, including the preparation and printing of the Fund's registration statement and prospectuses for such purposes; allocable communications expenses with respect to investor services, and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders; the cost of insurance; and litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund's business.

     For the period December 15, 2000 to February 28, 2001 and for the fiscal year ended February 28, 2002, the Administrator was paid $11,653 and $232,623, respectively, for services rendered to the Fund.

     THE DISTRIBUTOR

     Pursuant to an Underwriting and Distribution Services Agreement (the "Distribution Agreement"), ING Funds Distributor, an affiliate of the Investment Manager and the Administrator, is the principal underwriter and distributor for the shares of the Fund and acts as agent of the Fund in the continuous offering of its shares. The Distributor bears all of its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and the Distributor pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. The Distributor also pays for supplementary sales literature and advertising costs.

     The Distribution Agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by the Distributor upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees, and a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the Distribution Agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act.

     The Distributor has agreed to waive the service fee for Class B Common Shares. The expense waiver will continue through at least February 28, 2003. There is no guarantee that this waiver will continue after that date. For the period December 15, 2000 to February 28, 2001 and for the fiscal year ended February 28, 2002, the Distributor was paid $29,133 and $648,947, respectively, for services rendered to the Fund.

                             PORTFOLIO TRANSACTIONS

     The Fund will generally have at least 80% of its Managed Assets invested in Senior Loans. The remaining assets of the Fund will generally consist of unsecured loans, subordinated loans, corporate debt securities, loans to foreign borrowers, equity securities acquired in connection with the purchase of loans and other investment companies such as money market funds. The remaining assets may also consist of cash and short-term debt instruments. The Fund will acquire investments from and sell investments to banks, insurance companies, finance companies, and other investment companies and private investment funds. The Fund may also purchase investments from and sell investments to U.S. branches of foreign banks which are regulated by the Federal Reserve System or appropriate state regulatory authorities. The Fund's interest in a particular investment will terminate when the Fund receives full payment on the loan or sells an investment in the secondary market. Costs associated with purchasing or selling investments in the secondary market include commissions paid to brokers and processing fees paid to agents. These costs are allocated between the purchaser and seller as agreed between the parties.

     Purchases and sales of short-term debt and other financial instruments for the Fund's portfolio usually are principal transactions, and normally the Fund will deal directly with the underwriters or dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such market makers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Short-term debt instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Fund that are not transactions with principals will consist primarily of brokerage commissions or dealer or underwriter spreads between the bid and asked price, although purchases from underwriters may involve a commission or concession paid by the issuer.

     In placing portfolio transactions, the Investment Manager will use its best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable price and execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities and other factors. While the Investment Manager seeks to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, brokers or dealers who provide research services may receive orders for transactions by the Fund. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. The Investment Manager is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions that other brokers or dealers not providing such research may charge for the same transaction, even if the specific services were not imputed to the Fund and were useful to the Investment Manager in advising other clients. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Investment Management Agreement between the Investment Manager and the Fund. The expenses of the Investment Manager will not necessarily be reduced as a result of the receipt of such supplemental information. the Investment Manager may use any research services obtained in providing investment advice to its other investment advisory accounts. Conversely, such information obtained by the placement of business for the Investment Manager or other entities advised by the Investment Manager will be considered by and may be useful to the Investment Manager in carrying out its obligations to the Fund. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") the Investment Manager may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Investment Manager an amount of disclosed commissions for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting the transaction.

     The Fund does not intend to effect any brokerage transaction in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Investment Manager. To the extent certain services which the Fund is obligated to pay for under the Investment Management Agreement are performed by the Investment Manager, the Fund will reimburse the Investment Manager for the costs of personnel involved in placing orders for the execution of portfolio transactions.

     There were no brokerage commissions paid by the Fund for the periods December 15, 2000 to February 28, 2001 and for the fiscal year ended February 28, 2002.

PORTFOLIO TURNOVER RATE

     The annual rate of the Fund's total portfolio turnover for the period December 15, 2000 to February 28, 2001 and for the fiscal year ended February 28, 2002 was 11% and 65%, respectively. The annual turnover rate of the Fund is generally expected to be between 25% and 100%, although as part of its investment policies, the Fund places no restrictions on portfolio turnover and the Fund may sell any portfolio security without regard to the period of time it has been held. The annual turnover rate of the Fund also includes loans on which the Fund has received full or partial payment. The Investment Manager believes that full and partial payments on loans generally comprise approximately 25% to 75% of the Fund's total portfolio turnover each year.

                             LIQUIDITY REQUIREMENTS

     From the time that the Fund sends a notification to shareholders until the Pricing Date, the Fund will maintain a percentage of the Fund's assets equal to at least 100% of the Repurchase Offer Amount in assets: (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the asset within the time period between the Repurchase Request Deadline and the next Repurchase Payment Deadline; or (b) that mature by the next Repurchase Payment Deadline. In the event that the Fund's assets fail to comply with this requirement, the Board of Trustees will cause the Fund to take such action as the Board of Trustees deems appropriate to ensure compliance.

                                 NET ASSET VALUE

     The NAV per Common Share of the Fund is determined once daily at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV per Common Share is determined separately for each class by dividing the value of the Fund's loan assets plus all cash and other assets (including interest accrued but not collected) attributable to that class less all liabilities (including accrued expenses but excluding capital and surplus) attributable to that class by the number of shares of that class outstanding. The NAV per Common Share is made available for publication.

VALUATION OF THE FUND'S ASSETS

     The assets in the Fund's portfolio are valued daily in accordance with the Fund's Valuation Procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market quotations supplied by a third party loan pricing service. However, the loans in which the Fund invests are not listed on any securities exchange or board of trade. Some loans are traded by institutional investors in an over-the-counter secondary market that has developed in the past several years. This secondary market generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades. Accordingly, determinations of the market value of loans may be based on infrequent and dated trades. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of loans than for other types of securities.

     Loans are normally valued on the basis of one or more quotations obtained from a pricing service or other sources believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a "proxy" for changes in value.

     The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the "proxy" procedure described above. Loans are valued at the mean between bid and asked quotations.

     It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the "proxy" procedure described above. The Investment Manager may believe that the price for a loan derived from market quotations or the "proxy" procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that it believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

     Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the senior loan and interests in similar senior loans; (v) the reputation and financial condition of the agent of the loan and any intermediate participants in the loans; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan.

     Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Valuation of short term cash equivalent investments are at amortized cost.

                                FEDERAL TAXATION

     The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the following discussion is not intended as a substitute for careful tax planning. Shareholders should consult with their own tax advisers regarding the specific federal, state, local, foreign and other tax consequences of investing in the Fund.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Fund will elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As a regulated investment company, the Fund generally will not be subject to federal income tax on the portion of its investment company taxable income (I.E., taxable interest, dividends and other taxable ordinary income, net of expenses, and net short-term capital gains in excess of long-term capital losses) and net capital gain (I.E., the excess of net long-term capital gains over the sum of net short-term capital losses and capital loss carryovers from prior years) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.

     In addition to satisfying the Distribution Requirement and an asset diversification requirement discussed below, a regulated investment company must derive at least 90% of its gross income for each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.

     In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally at a price less than its principal amount) other than at the original issue will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

     In general, investments by the Fund in zero coupon or other original issue discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the Fund holds the securities, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid federal income and excise taxes.

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally would be eligible for the dividends-received deduction in the case of corporate shareholders.

     If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if the Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to the sum of (1) 98% of its ordinary taxable income for the calendar year, (2) 98% of its capital gain net income (i.e., capital gains in excess of capital losses) for the one-year period ended on October 31 of such calendar year, and (3) any ordinary taxable income and capital gain net income for previous years that was not distributed or taxed to the regulated investment company during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxed to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     The Fund intends to make sufficient distributions or deemed distributions (discussed below) of its ordinary taxable income and capital gain net income to avoid liability for the excise tax.

DISTRIBUTIONS

     The Fund anticipates distributing all or substantially all of its investment company taxable income for the taxable year. Such distributions will be taxable to shareholders as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends received deduction.

     The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will generally be taxable to shareholders at a maximum federal tax rate of 20%. Distributions are subject to these capital gains rates regardless of the length of time the shareholder has held his shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. In such event, it is expected that the Fund also will elect to treat such gain as having been distributed to shareholders. As a result, each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will be entitled to claim a tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     Distributions by the Fund in excess of the Fund's earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any such return of capital distributions in excess of the shareholder's tax basis will be treated as gain from the sale of his shares, as discussed below.

     Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. If the NAV at the time a shareholder purchases shares of the Fund reflects undistributed income or gain, distributions of such amounts will be taxable to the shareholder in the manner described above, even though such distributions economically constitute a return of capital to the shareholder.

     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 30% of all dividends and redemption proceeds payable to any shareholder (1) who fails to provide the Fund with a certified, correct identification number or other required certifications, or (2) if the Internal Revenue Service notifies the Fund that the shareholder is subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability if the appropriate information is provided to the IRS.

REPURCHASE OF SHARES

     Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in a repurchase offer. A sale of Fund shares pursuant to a repurchase offer will be treated as a taxable sale or exchange of the Fund shares if the tender (i) completely terminates the shareholder's interest in the Fund, (ii) is treated as a distribution that is "substantially disproportionate" or (iii) is treated as a distribution that is "not essentially equivalent to a dividend." A "substantially disproportionate" distribution generally requires a reduction of at least 20% in the shareholder's proportionate interest in the Fund after taking into account all shares sold under the repurchase offer. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal proportionate interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his or her proportionate interest.

     The Fund intends to take the position that sales of Fund shares pursuant to a repurchase offer will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Fund shares as a capital asset and as a long-term capital gain or loss if such shares have been held for more than one year. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution. All or a portion of any loss realized on a sale may also be disallowed if the shareholder acquires other Fund shares within 30 days before or after the sale and, in such a case, the basis of the acquired shares would then be adjusted to reflect the disallowed loss.

     If a sale of Fund shares pursuant to a repurchase offer is not treated as a sale or exchange, then the amount received upon a sale of shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Fund shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, there is a risk that a constructive dividend may be considered to be received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender. In addition, to the extent that the price under a repurchase offer includes any unrealized gains, non-tendering shareholders would be taxed if and when the Fund recognizes and distributes such gains.

FOREIGN SHAREHOLDERS

     U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends, in part, on whether the shareholder's income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of investment company taxable income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate). Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or exchange of shares of the Fund, capital gain dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

     If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income, capital gain dividends, amounts retained by the Fund that are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations. Such shareholders that are classified as corporations for U.S. tax purposes also may be subject to a branch profits tax.

     In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status. See "Distributions."

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; OTHER TAX CONSIDERATIONS

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Income received by the Fund from foreign sources may be subject to withholding and other taxes imposed by such foreign jurisdictions, absent treaty relief. Distributions to shareholders also may be subject to state, local and foreign taxes, depending upon each shareholder's particular situation. Shareholders are urged to consult their tax advisers as to the particular consequences to them of an investment in the Fund.

                        ADVERTISING AND PERFORMANCE DATA

ADVERTISING

     From time to time, advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information may include trading volume of the Fund's shares, the number of loan investments, annual total return, aggregate total return, distribution rate, average compounded distribution rates and yields of the Fund for specified periods of time, and diversification statistics. Such information may also include rankings, ratings and other information from independent organizations such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Value Line, Inc., CDA Technology, Inc., Standard & Poor's, Portfolio Management Data (a division of Standard & Poor's), Moody's, Bloomberg or other industry publications. These rankings will typically compare the Fund to all closed-end funds, to other Senior Loan funds, and/or also to taxable closed-end fixed income funds. Any such use of rankings and ratings in advertisements and sales literature will conform with the guidelines of the NASD approved by the Commission. Ranking comparisons and ratings should not be considered representative of the Fund's relative performance for any future period.

     Reports and promotional literature may also contain the following information: (i) number of shareholders; (ii) average account size; (iii) identification of street and registered account holdings; (iv) lists or statistics of certain of the Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rates, number of holdings, average market capitalization and modern portfolio theory statistics alone or in comparison with itself (over time) and with its peers and industry group; (v) public information about the assets class; and (vi) discussions concerning coverage of the Fund by analysts.

     In addition, reports and promotional literature may contain information concerning the Investment Manager, ING Group, the Portfolio Managers, the Administrator or affiliates of the Fund including (i) performance rankings of other funds managed by the Investment Manager, or the individuals employed by the Investment Manager who exercise responsibility for the day-to-day management of the Fund, including rankings and ratings of investment companies published by Lipper, Morningstar, Inc., Value Line, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank or rate investment companies or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Funds by ING Capital; (iv) the past performance of ING Capital and ING Funds Services; (v) the past performance of other funds managed by the Investment Manager; (vi) quotes from a portfolio manager of the Fund or industry specialists; and (vii) information regarding rights offerings conducted by closed-end funds managed by the Investment Manager.

     The Fund may compare the frequency of its reset period to the frequency which LIBOR changes. Further, the Fund may compare its yield to (i) LIBOR, (ii) the federal funds rate, (iii) the Prime Rate, quoted daily in the Wall Street Journal as the base rate on corporate loans at large U.S. money center commercial banks, (iv) the average yield reported by the Bank Rate Monitor National Index for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (v) yield data published by Lipper, Bloomberg or other industry sources, or (vi) the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding. Further, the Fund may compare such other yield data described above to each other. The Fund may also compare its total return, NAV stability and yield to fixed income investments. As with yield and total return calculations, yield comparisons should not be considered representative of the Fund's yield or relative performance for any future period.

     The Fund may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussion of other investment companies in the ING Funds, products and services, and descriptions of the benefits of working with investment professionals in selecting investments.

PERFORMANCE DATA

     The Fund may quote annual total return and aggregate total return performance data. Total return quotations for the specified periods will be computed by finding the rate of return (based on net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the value of such investment at the end of the period. On occasion, the Fund may quote total return calculations published by Lipper, a widely recognized independent publication that monitors the performance of both open-end and closed-end investment companies.

     The Fund's distribution rate is calculated on a monthly basis by annualizing the dividend declared in the month and dividing the resulting annualized dividend amount by the Fund's corresponding month-end net asset value (in the case of NAV) or the last reported market price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income, and ordinarily will not include capital gains or losses, if any.

     Total return and distribution rate and compounded distribution rate figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Distribution rate, compounded distribution rate and NAV per share can be expected to fluctuate over time. Total return will vary depending on market conditions, the Senior Loans, and other securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of net realized and unrealized capital gains or losses during the period.

                               GENERAL INFORMATION

CUSTODIAN

     State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 has been retained to act as the custodian for the Fund. State Street Bank and Trust Company does not have any part in determining the investment policies of the Fund or in determining which portfolio securities are to be purchased or sold by the Fund or in the declaration of dividends and distributions.

LEGAL COUNSEL

     Legal matters for the Fund are passed upon by Dechert, 1775 Eye Street, NW, Washington, DC 20006 and 30 Rockefeller Plaza, New York, NY 10122.

INDEPENDENT AUDITORS

     KPMG LLP, 355 South Grand Avenue, Los Angeles, CA 90071, has been selected as independent auditors for the Fund for the fiscal year ending February 28, 2003.

                              FINANCIAL STATEMENTS

     The Financial Statements and the independent auditors' reports thereon, appearing in the Fund's Annual Report for the period ended February 28, 2002, and the Financial Statements (unaudited) appearing in the Fund's Semi-Annual Report for the period ended August 31, 2001, are incorporated by reference in this Statement. The Fund's Annual and Semi-Annual Reports are available at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, upon request and without charge by calling 1-800-992-0180.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     1.   Financial Statements

     Contained in Part A: Financial Highlights for the period ended February 28, 2002 and 2001

     Contained in Part B: Financial Statements are incorporated in Part B by reference to Registrant's February 28, 2002 Annual Report (audited).

     2.   Exhibits

          (a)  (i)    Agreement and Declaration of Trust - Filed as an exhibit
                      to the Registrant's Registration Statement under the Investment Company Act of 1940, as amended (the "1940
                      Act") on Form N-2 (File No. 811-10223), filed on February
                      2, 2001 and incorporated herein by reference.

               (ii) Certificate of Amendment to Certificate of Trust - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (iii) Certificate of Amendment of Certificate of Trust - previously filed as an exhibit to Amendment No. 2 to the Registrant's Registration Statement on Form N-2 filed on April 30, 2002 and incorporated herein by reference.

          (b) Bylaws - Filed as an exhibit to the Registrant's Registration Statement under the 1940 Act (File No. 811-10223) on Form N-2 filed on February 2, 2001 and incorporated herein by reference.

          (c)  Not Applicable

          (d)  Not Applicable

          (e)  Not Applicable

          (f)  Not Applicable

          (g) Investment Management Agreement - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

          (h)  (i)    Form of Amended and Restated Underwriting Agreement -
                      previously filed as an exhibit to Amendment No. 3 to the Registrant's Registration Statement on Form N-2 filed on
                      July 1, 2002 and incorporated herein by reference.

               (ii) Form of Selling Group Agreements - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

          (i)  Not Applicable

          (j)  (i)    Custody Agreement - previously filed as an exhibit to
                      Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (ii) Form of Custodian and Accounting Agreement between the Registrant and State Street Bank and Trust Company - previously filed as an exhibit to Amendment No. 2 to the Registrant's Registration Statement on Form N-2 filed on April 30, 2002 and incorporated herein by reference.

          (k)  (i)    Administration Agreement - previously filed as an exhibit
                      to Amendment No. 1 to the Registrant's Registration
                      Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (ii) Amendment to Administration Agreement - previously filed as an exhibit to Amendment No. 2 to the Registrant's Registration Statement on Form N-2 filed on April 30, 2002 and incorporated herein by reference.

               (iii) Recordkeeping Agreement - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (iv) Form of Shareholder Service Plan for Class A - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (v) Form of Service and Distribution Plan for Class B - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (vi) Form of Amended and Restated Service and Distribution Plan for Class B - previously filed as an exhibit to Amendment No. 2 to the Registrant's Registration Statement on Form N-2 filed on April 30, 2002 and incorporated herein by reference.

               (vii) Form of Service and Distribution Plan for Class C - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (viii) Form of Shareholder Service Plan for Class Q - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (ix) Waiver Agreement - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (x) Amended Waiver Agreement - previously filed as an exhibit to Amendment No. 2 to the Registrant's Registration Statement on Form N-2 filed on April 30, 2002 and incorporated herein by reference.

               (xi) Form of Amended Waiver Agreement - previously filed as an exhibit to Amendment No. 2 to the Registrant's Registration Statement on Form N-2 filed on April 30, 2002 and incorporated herein by reference.

               (xii) Form of Multiple Class Plan Pursuant to Rule 18f-3 - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (xiii) Form of Amended and Restated Multiple Class Plan Pursuant
                      to Rule 18f-3 - previously filed as an exhibit to Amendment No. 3 to the Registrant's Registration Statement on Form N-2 filed on July 1, 2002 and incorporated herein by reference.

               (xiv) Form of Expense Limitation Agreement - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

               (xv) Form of Expense Limitation Agreement - previously filed as an exhibit to Amendment No. 2 to the Registrant's Registration Statement on Form N-2 filed on April 30, 2002 and incorporated herein by reference.

               (xvi) Form of Revolving Loan Agreement - previously filed as an exhibit to Amendment No. 2 to the Registrant's Registration Statement on Form N-2 filed on April 30, 2002 and incorporated herein by reference.

          (l) Opinion of Dechert - previously filed as an exhibit to Amendment No. 4 to the Registrant's Registration Statement on Form N-2 filed on August 9, 2002 and incorporated herein by reference.

          (m)  Not Applicable

          (n)  (i)    Consent of Dechert is filed herewith.

               (ii)   Consent of KPMG LLP is filed herewith.

          (o)  Not Applicable

          (p) Representation Letter - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

          (q)  Not Applicable

          (r)  Not Applicable

          (s) Pilgrim Group Funds Code of Ethics - previously filed as an exhibit to Amendment No. 1 to the Registrant's Registration Statement on Form N-2 filed on March 30, 2001 and incorporated herein by reference.

ITEM 25. MARKETING AGREEMENTS

     Not Applicable.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth expenses incurred or estimated to be incurred in connection with the offering described in the Registration Statement.

Registration Fees..................................................  $   140.23

Trustee Fees.......................................................  $     0.00

Rating Agency Fees.................................................  $     0.00

Printing Expenses..................................................  $ 1,000.00

Legal Fees.........................................................  $65,000.00

Accounting Fees and Expenses.......................................  $ 5,000.00

Miscellaneous Expenses.............................................  $     0.00
                                                                     ----------
         Total.....................................................  $71,140.23
                                                                     ==========

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not Applicable.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

          (1)                                            (2)
     TITLE OF CLASS                            NUMBER OF RECORD HOLDERS
     --------------                            ------------------------
     Class A Shares                         265 as of September 30, 2002
     Class B Shares                         741 as of September 30, 2002
     Class C Shares                         1,029 as of September 30, 2002
     Class Q Shares                         220 as of September 30, 2002

ITEM 29. INDEMNIFICATION

     Section 8.2 of the Agreement and Declaration of Trust provides: The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Fund out of its assets shall indemnify, defend and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Fund; PROVIDED, HOWEVER, that the Fund shall not indemnify a Trustee against liability caused by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note, bond, contract, instrument, certificate or undertaking, and every other act or thing whatsoever issued, executed or done by or on behalf of the Fund or the Trustees or any of them, in connection with the Fund shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or a Trustee, and such Trustees or Trustee shall not be personally liable thereon.

     Section 8.3 of the Agreement and Declaration of Trust provides: The exercise by the Trustees of their powers and discretion hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Fund and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. In performing their duties, the Trustees may rely on any information, advice, opinion, report or statement (including without limiting the generality of the foregoing any financial statement or other financial data and any interpretation of the meaning and operation of the Fund's governing documents), prepared or presented by an officer or employee of the Fund, or prepared or presented by a lawyer, certified public accountant or other person as a matter which a Trustee believes to be within the person's professional or expert competence and the Trustees shall be under no liability for any act or omission in accordance with any such information advice, opinion, report or statement nor failing to rely on or follow such information, advice, opinion, report or statement. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 8.4 of the Agreement and Declaration of Trust provides: The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Fund assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Fund, whether or not the Fund would have the power to indemnify him or her against such liability under the provisions of this Article.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will submit, unless in the opinion of its counsel the matter has been settled by controlling precedent, to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

     Information as to the Trustees and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and is incorporated herein by reference thereto.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of the Registrant will be maintained at its office at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 and at the office of its custodian, State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105.

ITEM 32. MANAGEMENT SERVICES

     Not Applicable.

ITEM 33. UNDERTAKINGS

     1.   Not Applicable.

     2.   Not Applicable.

     3.   Not Applicable.

     4.   a.   To file during any period in which offers or sales are being made, a post-effective amendment to this registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933; (ii) to reflect in the Prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

          b. That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

          c. To remove from registration by means of post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

     5.   Not Applicable

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Scottsdale in the State of Arizona this 18th day of October, 2002.

                                        ING SENIOR INCOME FUND


                                        By: /s/ Michael J. Roland
                                            ------------------------------------
                                            Michael J. Roland
                                            Executive Vice President and Chief
                                            Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

                                         TITLE                        DATE
                                         -----                        ----

                                 Trustee and Chairman           October 18, 2002
------------------------------
       John G. Turner*

                                 President and Chief            October 18, 2002
------------------------------   Executive Officer
      James M. Hennessy*

                                 Executive Vice President
    /s/ Michael J. Roland        and Chief Financial Officer    October 18, 2002
------------------------------
      Michael J. Roland

                                 Trustee                        October 18, 2002
------------------------------
       Paul S. Doherty*

                                 Trustee                        October 18, 2002
------------------------------
      J. Michael Earley*

                                 Trustee                        October 18, 2002
------------------------------
    R. Barbara Gitenstein*

                                 Trustee                        October 18, 2002
------------------------------
      R. Glenn Hilliard*

                                 Trustee                        October 18, 2002
------------------------------
        Walter H. May*

                                 Trustee                        October 18, 2002
------------------------------
     Thomas J. McInerney*

                                 Trustee                        October 18, 2002
------------------------------
         Jock Patton*

                                 Trustee                        October 18, 2002
------------------------------
      David W.C. Putnam*

                                 Trustee                        October 18, 2002
------------------------------
       Blaine E. Rieke*

                                 Trustee                        October 18, 2002
------------------------------
      Roger B. Vincent*

                                 Trustee                        October 18, 2002
------------------------------
    Richard A. Wedemeyer*


*By: /s/ Michael J. Roland
     ------------------------------
     Michael J. Roland
     Attorney-in-Fact**

** Pursuant to Powers of Attorney filed previously in Amendment No. 2 to the Registrant's Registration Statement under the 1940 Act on Form N-2 (File No. 811-10223) on April 30, 2002, and incorporated herein by reference.

                                  EXHIBIT LIST

EXHIBIT NUMBER                NAME OF EXHIBIT
--------------                ---------------

2(n)(i)                       Consent of Dechert

2(n)(ii)                      Consent of KPMG LLP